Registration No. 33-74232


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. _____ _____

                     Post-Effective Amendment No. _16__ __X__


                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. ___16_____

                        (Check appropriate box or boxes)

         Principal  Life Insurance Company Separate Account B
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)


                  Principal  Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

          The Principal Financial Group, Des Moines, Iowa              50392
--------------------------------------------------------------------------------
  (Address of Depositor's Principal Executive Offices)               (Zip Code)


Depositor's Telephone Number, including Area Code   (515) 248-3842


  M. D. Roughton, The Principal Financial Group, Des Moines, Iowa  50392
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

        _____  immediately upon filing pursuant to paragraph (b) of Rule 485

        __X__  on November 15, 2000 pursuant to paragraph (b) of Rule 485

        _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485

        _____  on (date) pursuant to paragraph (a)(1) of Rule 485

        _____  75 days after filing  pursuant to paragraph (a)(2) of Rule 485

        _____  on (date) pursuant to paragraph (a)(2) of Rule 485

               If appropriate, check the following box:

        _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

           PRINCIPAL  LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
                   FLEXIBLE VARIABLE ANNUITY ("FVA") CONTRACT

                       Registration Statement on Form N-4
                              Cross Reference Sheet

Form N-4 Item                                      Caption in Prospectus

Part A

  1.   Cover Page                                Principal  Life
                                                 Insurance Company Separate
                                                 Account B Flexible Variable
                                                 Annuity ("FVA") Contract

  2.   Definitions                               Glossary

  3.   Synopsis                                  Summary of Expense Information

  4.   Condensed Financial                       Condensed Financial Information
       Information                               Independent Auditors,
                                                 Financial Statements

  5.   General Description of                    Summary, The Company,
       Registrant                                The Separate Account, Voting
                                                 Rights, The Underlying Mutual
                                                 Funds

  6.   Deductions                                Summary, Charges and
                                                 Deductions, Annual Fee,
                                                 Mortality and Expense Risks
                                                 Charge, Transaction Fee,
                                                 Premium Taxes, Surrender
                                                 Charge, Administrative Charge
                                                 Distribution of the Contract

  7.   General Description of                    Summary, The Contract,
       Variable Annuity Contract                 To Buy a Contract, Purchase
                                                 Payments, Right to Examine the
                                                 Contract, Exchange Credit,
                                                 Prior  to  the Retirement Date,
                                                 Performance  Calculation,  The
                                                 Accumulation Period, The  Value
                                                 of Your Contract, Separate
                                                 Account Division,  Unscheduled
                                                 Transfers, Scheduled Transfers,
                                                 Automatic Portfolio
                                                 Rebalancing,  Surrenders, Total
                                                 Surrender,  Unscheduled
                                                 Partial  Surrender,  Scheduled
                                                 Partial Surrender, Death
                                                 Benefit Payment of Death
                                                 Benefit,  The Annuity  payment
                                                 Period,  Annuity Payment Date,
                                                 Annuity Payment Options,
                                                 Transfers,  The Separate
                                                 Account,  General  Provisions,
                                                 Rights Reserved by the Company,
                                                 Customer Inquiries

  8.   Annuity Period                            Annuity Payment Period,
                                                 Annuity Payment Date, Annuity
                                                 Payment Options

  9.   Death Benefit                             Death Benefit, Payment of Death
                                                 Benefit, Federal Tax Matters,
                                                 Non-Qualified Contracts,
                                                 Required Distributions for Non-
                                                 Qualified Contracts, IRA, SEP
                                                 and SIMPLE-IRA, Rollover IRAs

 10.   Purchase and Contract Value               Summary, The Contract,
                                                 To Buy a Contract, Purchase
                                                 Payments, Right to Examine the
                                                 Contract, Replacement
                                                 Contracts, The Accumulation
                                                 Period, The Value of Your
                                                 Contract, Purchase Payments,
                                                 Separate Account Division
                                                 Transfers, Delay of Payments,
                                                 Distribution of the
                                                 Contract

 11.   Redemptions                               Summary, Annuity Payment
                                                 Options, Surrenders,
                                                 Delay of Payments

 12.   Taxes                                     Summary, Annuity Payment
                                                 Options, Federal Tax Matters,
                                                 Non-Qualified Contracts,
                                                 Required Distributions for
                                                 Non-Qualified Contracts, IRA,
                                                 SEP, SAR/SEP and SIMPLE-IRA,
                                                 Rollover IRAs, Withholding,
                                                 Mutual Fund Diversification

 13.   Legal Proceedings                         Legal Proceedings

 14.   Table of Contents of the                  Table of Contents of the
       Statement of Additional                   Statement of Additional
       Information                               Information

Part B                                           Statement of Additional
                                                 Information

                                                 Caption**

 15.   Cover Page                                Principal  Life
                                                 Insurance Company Separate
                                                 Account B Flexible Variable
                                                 Annuity ("FVA") Contract

 16.   Table of Contents                         Table of Contents

 17.   General Information and                   None
       History

 18.   Services                                  Independent Auditors**,
                                                 Independent Auditors

 19.   Purchase of Securities                    Summary**, Purchase Payments
       Being Offered                             Distribution of the Contract

 20.   Underwriters                              Summary**, Distribution of the
                                                 Contract**

 21.   Calculation of Performance                Calculation of Yield and
       Data                                      Total Return

 22.   Annuity Payments                          Annuity Payment Options**

 23.   Financial Statements                      Financial Statements

** Prospectus caption given where appropriate.

                       SUPPLEMENT DATED NOVEMBER 15, 2000
                              TO THE PROSPECTUS FOR
                       PRINCIPAL FLEXIBLE VARIABLE ANNUITY
                             DATED NOVEMBER 15, 2000

This document is a supplement to the prospectus dated November 15, 2000 for the Principal Flexible Variable Annuity. This supplement must be accompanied by the prospectus.

As described in the prospectus, if you purchase the Contract with the purchase payment credit rider, we will add a credit to each purchase payment that you make during the first Contract year. We have sought an order from the Securities and Exchange Commission (the "SEC") that will permit us, as described in the prospectus, to take back all of the credit if you return your Contract during the examination period. Once the SEC grants the order, we will take back the credit as described in the prospectus. We expect that the SEC will grant the order on November 28, 2000, although we cannot be sure that the SEC will do so.

Until the SEC grants the order, the special rules described below will apply regarding the amount you will receive if you return the Contract with the purchase payment credit rider during the examination period. These rules do not apply to a Contract without the purchase payment credit rider.

         If your Contract accumulated value has increased or stayed the same, we will refund your Contract accumulated value minus any credit but plus any purchase payment credit rider charge that we deducted on or before the date we receive your Contract.

         If your Contract accumulated value has decreased, we will refund your Contract accumulated value minus any credit but plus any purchase payment credit rider charge and plus any investment loss (including any charges made by the Mutual Funds in which you have invested) attributable to the credit as of the date we receive your Contract.

         This means you receive any gains, and we bear any losses, attributable to the credit during the examination period.

         In those states that require it, we will refund the full amount of your purchase payment if it is more than the amount specified above.

         We will not assess a surrender charge or an annual Contract fee if you return the Contract during the examination period.

                            Flexible Variable Annuity

           Issued by Principal Life Insurance Company (the "Company")

                     This prospectus is dated November 15, 2000.

The individual deferred annuity contract ("Contract") described in this prospectus is funded with the Principal Life Insurance Company Separate Account B ("Separate Account"), dollar cost averaging fixed accounts ("DCA Plus Accounts") and a fixed account ("Fixed Account"). The assets of the Separate Account Divisions ("Divisions") are invested in a corresponding Account of the Principal Variable Contracts Fund, Inc., AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. Value Fund, Fidelity Variable Insurance Products Fund II Contrafund Portfolio, Fidelity Variable Insurance Products Fund Growth Portfolio and Janus Aspen Series - Service Shares Aggressive Growth Portfolio (the "Funds"). The DCA Plus Accounts and the Fixed Account are a part of the General Account of the Company.

This prospectus provides information about the Contract and the Separate Account that you, as owner, should know before investing. It should be read and retained for future reference. Additional information about the Contract is included in the Statement of Additional Information ("SAI"), dated November 15, 2000, which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is a part of this prospectus. The table of contents of the SAI is on page 46 of this prospectus. You may obtain a free copy of the SAI by writing or telephoning:

                       Principal Flexible Variable Annuity
                       Principal Financial Group
                       P. O. Box 9382
                       Des Moines, Iowa 50306-9382
                       Telephone: 1-800-852-4450

An investment in the Contract is not a deposit or obligation of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency.


   As the owner of this Contract, you may elect a purchase payment credit rider with an additional charge and an associated 9-year surrender charge period. The purchase payment credit rider is only available when the Contract is issued. The portions of this prospectus that specifically pertain to election of the purchase payment credit rider are shown by gray boxes.


   The charges used to recoup our expense of paying the purchase payment credit include the surrender charge and the purchase payment credit rider charge.


   The Contract is available with or without the purchase payment credit rider. There may be circumstances where electing the purchase payment credit rider is not to your advantage. In certain circumstances, the amount of the credit may be more than offset by the charges associated with it. The Contract without the purchase payment credit rider has surrender charges and total Separate Account annual expenses that may be lower than the charges for the Contract with the purchase payment credit rider. You should consult with your sales representative to decide if the purchase payment credit rider is suitable. In making this determination, you and your sales representative should consider the following factors:
o    the length of time you plan to own the Contract;
o    the frequency, amount and timing of any partial surrenders; and
o    the amount and timing of your purchase payment(s).
Additionally, if you decide to return the Contract during the examination period, we will recover the original purchase payment credit amount. As a result, if the value of the purchase payment credit has declined during the examination period, then we still recover the full amount of the purchase payment credit.


The Contract provides an exchange credit that is available to eligible purchasers (see Replacement Contracts - Exchange Credit). The exchange credit is paid for by a reduction in sales commissions for Contracts sold with the exchange credit. Sales commissions are paid by Contract charges and deductions. The charges and deductions are neither proportionally reduced nor increased for Contracts sold with the exchange credit.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus is valid only when accompanied by the current prospectuses for the Funds. These prospectuses should be kept for future reference.

                                TABLE OF CONTENTS

              GLOSSARY ....................................................    4
              SUMMARY OF EXPENSE INFORMATION...............................    6
              SUMMARY  ....................................................   10
                  Investment Limitations...................................   10
                  Separate Account Investment Options......................   10
                  Transfers................................................   11
                  Surrenders...............................................   11
                  Charges and Deductions...................................   11
                  Annuity Payments.........................................   12
                  Death Benefit............................................   12
                  Examination Period (Free-Look)...........................   12
              CONDENSED FINANCIAL INFORMATION..............................   13
              THE PRINCIPAL FLEXIBLE VARIABLE ANNUITY......................   16
              THE COMPANY..................................................   16
              THE SEPARATE ACCOUNT.........................................   16
              THE UNDERLYING MUTUAL FUNDS..................................   16
              SURPLUS DISTRIBUTIONS........................................   21
              THE CONTRACT.................................................   21
                  To Buy a Contract........................................   21
              Purchase Payments............................................   21
                  Right to Examine the Contract (Free-Look)................   22
                  Replacement Contracts....................................   22
                  Purchase Payment Credit Rider............................   23
                  The Accumulation Period..................................   25
                  Automatic Portfolio Rebalancing (APR)....................   27
                  Telephone Services.......................................   27
                  Direct Dial..............................................   27
                  Internet.................................................   28
                  Surrenders...............................................   28
                  Death Benefit............................................   29
                  The Annuity Payment Period...............................   30
              CHARGES AND DEDUCTIONS.......................................   32
                  Annual Fee...............................................   32
                  Mortality and Expense Risks Charge.......................   33
                  Purchase Payment Credit..................................   33
                  Transaction Fee..........................................   33
                  Premium Taxes............................................   33
                  Surrender Charge.........................................   34
                  Free Surrender Privilege.................................   35
                  Administration Charge....................................   36
                  Special Provisions for Group or Sponsored Arrangements...   36
              FIXED ACCOUNT AND DCA PLUS ACCOUNTS..........................   36
                  Fixed Account............................................   36
              Fixed Account Accumulated Value..............................   37
                  Fixed Account Transfers, Total and Partial Surrenders....   37
                  Dollar Cost Averaging Plus Program (DCA Plus Program)....   38
              GENERAL PROVISIONS...........................................   39
                  The Contract.............................................   39
                  Delay of Payments........................................   39
                  Misstatement of Age or Gender............................   39
                  Assignment...............................................   39
                  Change of Owner..........................................   39
                  Beneficiary..............................................   40
                  Contract Termination.....................................   40
                  Reinstatement............................................   40
                  Reports..................................................   40
              RIGHTS RESERVED BY THE COMPANY...............................   40
              DISTRIBUTION OF THE CONTRACT.................................   41
              PERFORMANCE CALCULATION......................................   41
              VOTING RIGHTS................................................   41
              FEDERAL TAX MATTERS..........................................   42
                  Non-Qualified Contracts..................................   42
                  Required Distributions for Non-Qualified Contracts.......   43
                  IRA, SEP and SIMPLE-IRA..................................   43
                  Rollover IRAs............................................   44
                  Withholding..............................................   44
              MUTUAL FUND DIVERSIFICATION..................................   44
              STATE REGULATION.............................................   45
              LEGAL OPINIONS...............................................   45
              LEGAL PROCEEDINGS............................................   45
              REGISTRATION STATEMENT.......................................   45
              OTHER VARIABLE ANNUITY CONTRACTS.............................   45
              INDEPENDENT AUDITORS.........................................   45
              FINANCIAL STATEMENTS.........................................   45
              CUSTOMER INQUIRIES...........................................   46
              TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.   46

              The Contract offered by this prospectus may not be available in all states. This prospectus is not an offer to sell, or solicitation of an offer to buy, the Contract in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.

GLOSSARY

Accumulated value - an amount equal to the DCA Plus Account(s) value plus the Fixed Account value plus the Separate Account value.

Anniversary - the same date and month of each year following the Contract date.

Annuitant - the person, including any joint annuitant, on whose life the annuity payment is based. This person may or may not be the owner.

Annuity payment date - the date the owner's accumulated value is applied, under an annuity payment option, to make income payments. (Referred to in the Contract as "Retirement Date.")

Contract date - the date that the Contract is issued and which is used to determine Contract years.

Contract year - the one-year period beginning on the Contract date and ending one day before the Contract anniversary and any subsequent one-year period beginning on a Contract anniversary. (e.g. If the contract date is June 5, 2000, the first Contract year ends on June 4, 2001, and the first Contract anniversary falls on June 5, 2001.)

Dollar Cost Averaging Plus (DCA Plus) Account - an account which earns guaranteed interest for a specific amount of time. (Referred to in the Contract as "Fixed DCA Account.")

Dollar Cost Averaging Plus (DCA Plus) accumulated value - the amount of your accumulated value which is in the DCA Plus Account(s).

Dollar Cost Averaging Plus (DCA Plus) Program - a program through which purchase payments are transferred from a DCA Plus Account to the Divisions and/or the Fixed Account over a specified period of time. (Referred to in the Contract as "Fixed DCA Account.")

Fixed Account - an account which earns guaranteed interest.

Fixed Account accumulated value - the amount of your accumulated value which is in the Fixed Account.

Investment Options - the DCA Plus Accounts, Fixed Account and Separate Account Divisions.

Joint annuitant - additional annuitant. Joint annuitants must be husband and wife and must be named as owner and joint owner.

Joint owner - an owner who has an undivided interest with the right of survivorship in this Contract with another owner. Joint owners must be husband and wife and must be named as annuitant and joint annuitant.

Mutual Fund - a registered open-end investment company, including a series or portfolio thereof, in which a Division invests.


Non-Qualified Contract - a Contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple-IRA or Tax Sheltered Annuity.


Notice - any form of written communication received by us, at the annuity service office, P.O. Box 9382, Des Moines, Iowa 50306-9382, or in another form approved by us in advance.

Owner - the person, including joint owner, who owns all the rights and privileges of this Contract.

Purchase payments - the gross amount contributed to the Contract.

Qualified Plans - retirement  plans which receive  favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code (the "Code").

Separate Account Division (Division(s) )- a part of the Separate Account which invests in shares of a Mutual Fund. (Referred to in the marketing materials as "sub-accounts.")

Separate Account accumulated value - the amount of your accumulated value in all Divisions.

Surrender charge - the charge deducted upon certain partial or total surrender of the Contract before the annuity payment date.

Surrender value - accumulated value less any applicable surrender charge, annual fee, transaction fee and any premium or other taxes.


Unit - the accounting measure used to calculate the value of a Division prior to annuity payment date.


Unit value - a measure used to determine the value of an investment in a Division.

Valuation date - each day the New York Stock Exchange ("NYSE") is open.

Valuation period - the period of time from one determination of the value of a unit of a Division to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T. (3:00 p.m. C.T.) on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.

You, Your - the owner of this Contract, including any joint owner.

SUMMARY OF EXPENSE INFORMATION

The purpose of these tables is to assist you in understanding the various costs and expenses of the Contract. This information includes expenses of the Contract as well as the Mutual Funds but does not include any premium taxes that may apply. For a more complete description of the Contract expenses see CHARGES AND DEDUCTIONS.

Contract owner transaction expenses:
     o    There is no sales charge imposed on purchase payments.
     o Surrender charge without the purchase payment credit rider (as a percentage of amounts surrendered):

      Table of surrender charges without the purchase payment credit rider

    Number of completed Contract years        Surrender charge applied to all
       since each purchase payment             purchase payments received in
               was made                            that Contract year

       0 (year of purchase payment)                       6%
       1                                                  6%
       2                                                  6%
       3                                                  5%
       4                                                  4%
       5                                                  3%
       6                                                  2%
       7 and later                                        0%


     o Surrender charge with the purchase payment credit rider (as a percentage of amounts surrendered):

       Table of surrender charges with the purchase payment credit rider

    Number of completed  Contract  years      Surrender charge applied to all
       since each purchase payment             purchase payments received in
               was made                            that Contract year

       0 (year of purchase payment)                       8%
       1                                                  8%
       2                                                  8%
       3                                                  8%
       4                                                  7%
       5                                                  6%
       6                                                  5%
       7                                                  4%
       8                                                  3%
       9 and later                                        0%


     o Annual Contract fee-- the lesser of $30 or 2% of the accumulated value.
     o Transaction fee (currently not assessed) -- a $30 fee for each unscheduled partial surrender after the 12th unscheduled partial surrender in a Contract year.
     o Transaction fee (currently not assessed) -- a $30 fee for each unscheduled transfer after the 12th unscheduled transfer in a Contract year.


Separate Account  annual expenses (as a  percentage  of average  account  value)
               mortality and expense risks charge              1.25%
               other Separate  Account expenses                 .00
                    total Separate Account annual expenses     1.25%*

               optional purchase payment credit rider charge   0.60%
                    total Separate Account annual expenses
                    with the purchase payment credit rider     1.85%*


               * Currently, the administrative charge is not assessed. However, if the entire administrative charge were imposed, then the total Separate Account expenses would increase by 0.15% (1.40% and 2.00%, respectively).


Annual expenses of the Mutual Funds (as a percentage of average net assets) as of December 31, 1999:

                                                            Management       Other      Rule 12(b)1   Total Annual Expenses
                          Mutual Fund                          Fees        Expenses        Fees         After Reimbursement



         Principal Variable Contracts Fund, Inc.
           Aggressive Growth                                   0.75%          0.02%         N/A                0.77%
           Asset Allocation                                    0.80           0.05          N/A                0.85
           Balanced                                            0.57           0.01          N/A                0.58
           Bond                                                0.49           0.01          N/A                0.50
           Capital Value                                       0.43(1)        0.00          N/A                0.43
           Government Securities                               0.49           0.01          N/A                0.50
           Growth                                              0.45(1)        0.00          N/A                0.45
           International                                       0.73(1)        0.05          N/A                0.78
           International Emerging Markets                      0.97           0.38          N/A                1.35(2)
           International SmallCap                              1.20           0.12          N/A                1.32
           LargeCap Growth                                     1.07           0.13          N/A                1.20(2)
           LargeCap Growth Equity                              0.78           0.32          N/A                1.10(2)
           LargeCap Stock Index                                0.35           0.14          N/A                0.40(2)
           MicroCap                                            1.00           0.28          N/A                1.06(2)
           MidCap                                              0.61           0.00          N/A                0.61
           MidCap Growth                                       0.90           0.19          N/A                0.96(2)
           MidCap Growth Equity                                0.78           0.32          N/A                1.10(2)
           Money Market                                        0.50           0.02          N/A                0.52
           Real Estate                                         0.90           0.09          N/A                0.99
           SmallCap                                            0.85           0.06          N/A                0.91
           SmallCap Growth                                     1.00           0.07          N/A                1.06(2)
           SmallCap Value                                      1.10           0.34          N/A                1.16(2)
           Utilities                                           0.60           0.04          N/A                0.64

         AIM V.I. Growth Fund                                  0.63           0.10          N/A                0.73
         AIM V.I. Growth and Income Fund                       0.61           0.16          N/A                0.77
         AIM V.I. Value Fund                                   0.61           0.15          N/A                0.76
         Fidelity Variable Insurance Products Fund II
           Fidelity VIP II Contrafund Portfolio-Service Class  0.58           0.10       0.10%(3)              0.78(4)
         Fidelity Variable Insurance Products Fund
           Fidelity VIP Growth Portfolio-Service Class         0.58           0.09       0.10(3)               0.77(4)
         Janus Aspen Series - Service Shares Aggressive
           Growth Portfolio                                    0.65           0.02       0.25(3)               0.92

          (1) As a result of a shareholder meeting the Account's management fee was modified effective 1/1/2000.

          (2) If total annual expenses exceed the amount stated on the chart, then the Manager has voluntarily agreed to reimburse expenses. Without the reimbursement, the total annual expenses for 2000 would be:
                    International  Emerging  Markets   1.63%
                    LargeCap Growth                    1.23%
                    LargeCap  Growth Equity            1.32%
                    LargeCap  Stock Index              0.49%
                    MicroCap                           1.28%
                    MidCap  Growth  Equity             1.32%
                    MidCap  Growth                     1.09%
                    SmallCap Growth                    1.07%
                    SmallCap Value                     1.44%

          (3) The Company and Princor Financial Services Corporation may receive a portion of the Mutual Fund Annual Expenses for recordkeeping, marketing and distribution services.

          (4) Without third party payments or reductions the Total Annual Expenses would have been:

                    Fidelity VIP II Contrafund Portfolio-Service Class     0.81%
                    Fidelity VIP Growth Portfolio-Service Class            0.79%

Example:

The purpose of the following examples is to assist you in understanding the various costs and expenses that you, as a Contract owner, bear directly or indirectly. They reflect expenses of the Division as well as the expenses of the Mutual Fund in which the Division invests. In certain circumstances, state premium taxes also apply.

The examples should not be considered representations of past or future expenses. Actual expenses may be more or less than those shown.

If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment. The examples assume that your investment has a 5% return each year and that current expense levels (and waivers and reimbursements, if any) continue.


         Separate Account Division             1 Year     1 Year     3 Years    3 Years    5 Years    5 Years   10 years   10 Years

          Aggressive Growth                     $83        $109      $119         $168      $145       $208       $238       $299
          Asset Allocation                       83         109       121          170       149        212        247        307
          Balanced                               81         107       113          163       136        199        218        280
          Bond                                   80         106       111          161       132        196        210        272
          Capital Value                          79         106       109          159       128        192        202        265
          Government Securities                  80         106       111          161       132        196        210        272
          Growth                                 80         106       110          159       129        193        205        267
          International                          83         109       119          169       146        209        239        300
          International Emerging Markets         91         117       143          191       187        247        324        379
          International SmallCap                 88         114       135          183       172        233        294        351
          LargeCap Growth                        87         113       132          181       168        229        285        342
          LargeCap Growth Equity                 88         114       135          183       172        233        294        351
          LargeCap Stock Index*                  85         111       125          174       156        218        261        320
          MicroCap*                              87         113       134          182       170        231        290        347
          MidCap                                 81         107       114          164       137        201        222        283
          MidCap Growth*                         86         112       128          177       161        223        271        329
          MidCap Growth Equity                   88         114       135          183       172        233        294        351
          Money Market                           80         106       112          161       133        196        212        274
          Real Estate                            85         111       125          174       156        218        261        320
          SmallCap                               84         110       123          172       152        215        253        312
          SmallCap Growth*                       85         111       128          176       160        222        269        328
          SmallCap Value*                        89         115       138          186       178        239        306        362
          Utilities                              81         108       115          165       139        202        225        286
          AIM V.I. Growth                        82         108       118          167       143        206        234        295
          AIM V.I. Growth and Income             83         109       119          168       145        208        238        299
          AIM V.I. Value                         83         109       119          168       145        208        237        298
          Fidelity VIP II Contrafund             83         109       119          169       146        209        239        300
          Fidelity VIP Growth                    83         109       119          168       145        208        238        299
          Janus Aspen Aggressive Growth          84         110       123          172       153        215        254        313

          *   After expense reimbursement

If you elect to receive payments under an annuity payment option (referred to in the Contract as "Benefit Option") at the end of the applicable time period or do not surrender your Contract, you would pay the following expenses on a $1,000 investment. The examples assume that your investment has a 5% annual return each year and that current expense levels (and waivers and reimbursements, if any) continue.

         Separate Account Division             1 Year     1 Year     3 Years    3 Years    5 Years    5 Years   10 years   10 Years

          Aggressive Growth                     $21         $27        $64        $82       $111        $141       $238      $299
          Asset Allocation                       22          28         67         85        115         145        247       307
          Balanced                               19          25         59         77        101         131        218       280
          Bond                                   18          24         56         74         97         127        210       272
          Capital Value                          17          23         54         72         93         124        202       265
          Government Securities                  18          24         56         74         97         127        210       272
          Growth                                 18          24         55         73         94         125        205       267
          International                          21          27         65         83        111         141        239       300
          International Emerging Markets         29          35         90        108        154         182        324       379
          International SmallCap                 26          32         81         99        138         168        294       351
          LargeCap Growth                        25          31         78         96        134         163        285       342
          LargeCap Growth Equity                 26          32         81         99        138         168        294       351
          LargeCap Stock Index*                  23          29         71         89        122         152        261       320
          MicroCap*                              26          32         80         98        136         166        290       347
          MidCap                                 19          25         60         78        102         133        222       283
          MidCap Growth*                         24          30         74         92        127         156        271       329
          MidCap Growth Equity                   26          32         81         99        138         168        294       351
          Money Market                           18          24         57         75         98         128        212       274
          Real Estate                            23          29         71         89        122         152        261       320
          SmallCap                               22          28         69         87        118         148        253       312
          SmallCap Growth*                       24          30         73         91        126         155        269       328
          SmallCap Value*                        28          34         85        102        144         173        306       362
          Utilities                              20          26         60         79        104         134        225       286
          AIM V.I. Growth                        20          26         63         81        109         139        234       295
          AIM V.I. Growth and Income             21          27         64         82        111         141        238       299
          AIM V.I. Value                         21          27         64         82        110         140        237       298
          Fidelity VIP II Contrafund             21          27         65         83        111         141        239       300
          Fidelity VIP Growth                    21          27         64         82        111         141        238       299
          Janus Aspen Aggressive Growth          22          28         69         87        118         148        254       313

          *   After expense reimbursement

SUMMARY

This prospectus describes a flexible variable annuity offered by the Company. The Contract is designed to provide individuals with retirement benefits, including (1) Individual Retirement Annuity plans ("IRA Plans"), Simplified Employee Pension plans ("SEPs") and Savings Incentive Match Plan for Employees ("SIMPLE") IRAs adopted according to Section 408 of the Internal Revenue Code (the "Code") and (2) non-qualified retirement programs.

This is a brief summary of the Contract's features. More detailed information follows later in this prospectus.

Investment Limitations
o Initial purchase payment must be $2,500 or more for non-qualified retirement programs.
o    Initial purchase payment must be $1,000 for all other contracts.
o    Each subsequent payment must be at least $100.
o If you are a member of a retirement plan covering three or more persons and payments are made through an automatic investment program, then the initial and subsequent purchase payments for the Contract must average at least $100 and not be less than $50.

If purchase payments are not paid during two consecutive calendar years and the accumulated value or total purchase payments less partial surrenders and applicable surrender charges is less than $2,000, then we reserve the right to terminate a Contract and distribute the accumulated value, less any applicable charges.

Separate Account Investment Options (see THE UNDERLYING MUTUAL FUNDS):

               Division                                                       invests in:
                                                                  Principal Variable Contracts Fund, Inc.
     Aggressive Growth                                               Aggressive Growth Account
     Asset Allocation                                                Asset Allocation Account
     Balanced                                                        Balanced Account
     Bond                                                            Bond Account
     Capital Value                                                   Capital Value Account
     Government Securities                                           Government Securities Account
     Growth                                                          Growth Account
     International                                                   International Account
     International Emerging Markets                                  International Emerging Markets Account
     International SmallCap                                          International SmallCap Account
     LargeCap Growth                                                 LargeCap Growth Account
     LargeCap Growth Equity                                          LargeCap Growth Equity Account
     LargeCap Stock Index                                            LargeCap Stock Index Account
     MicroCap                                                        MicroCap Account
     MidCap                                                          MidCap Account
     MidCap Growth                                                   MidCap Growth Account
     MidCap Growth Equity                                            MidCap Growth Equity Account
     Money Market                                                    Money Market Account
     Real Estate                                                     Real Estate Account
     SmallCap                                                        SmallCap Account
     SmallCap Growth                                                 SmallCap Growth Account
     SmallCap Value                                                  SmallCap Value Account
     Utilities                                                       Utilities Account
     AIM V.I. Growth                                              AIM V.I. Growth Fund
     AIM V.I. Growth and Income                                   AIM V.I. Growth and Income Fund
     AIM V.I. Value                                               AIM V.I. Value Fund
                                                                  Fidelity Variable Insurance Products Fund II
     Fidelity VIP II Contrafund                                      Fidelity VIP II Contrafund Portfolio Service Class
                                                                  Fidelity Variable Insurance Products Fund
     Fidelity VIP Growth                                             Fidelity VIP Growth Portfolio Service Class
                                                                  Janus Aspen Series -
     Janus Aspen Aggressive Growth                                   Service Shares Aggressive Growth Portfolio

You may allocate your net premium payments to Divisions, the DCA Plus Accounts and/or the Fixed Account. Not all Divisions or the DCA Plus Accounts are available in all states. A current list of Divisions available in your state may be obtained from a sales representative or our annuity service office.

Each Division invests in shares of an underlying Mutual Fund. More detailed information about the underlying Mutual Funds may be found in the current prospectus for each underlying Mutual Fund.

The underlying Mutual Funds are NOT available to the general public directly. The underlying Mutual Funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies. Some of the underlying Mutual Funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying Mutual Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying Mutual Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any underlying Mutual Fund may differ substantially.

Transfers (See SEPARATE ACCOUNT DIVISION TRANSFERS and FIXED ACCOUNT TRANSFERS, TOTAL AND PARTIAL SURRENDERS for additional restrictions.) This section does not apply to transfers under the DCA Plus Program (see SCHEDULED DCA PLUS TRANSFERS and UNSCHEDULED DCA PLUS TRANSFERS).
During the accumulation period:
o    a dollar amount or percentage of transfer must be specified;
o    a transfer may occur on a scheduled or unscheduled basis; and
o    transfers into DCA Plus Accounts are not permitted.
During the annuity payment period, transfers are not permitted (no transfers once payments have begun).

Surrenders (see SURRENDERS and FIXED ACCOUNT TRANSFERS, TOTAL AND PARTIAL SURRENDERS and DCA PLUS SURRENDERS)
During the accumulation  period:
o    a dollar amount must be specified;
o    surrendered amounts may be subject to surrender charge;
o    total surrenders may be subject to an annual Contract fee;
o during a Contract year, partial surrenders less than the Contract's earnings or 10% of purchase payments are not subject to a surrender charge; and
o withdrawals before age 59 1/2 may involve an income tax penalty (see FEDERAL TAX MATTERS).


Charges and Deductions
o    No sales charge on purchase payments.
o A contingent deferred surrender charge is imposed on certain total or partial surrenders.
o A mortality and expense risks daily charge equal to 1.25% per year applies to amounts in the Separate Account.
o If elected, a purchase payment credit rider daily charge equal to 0.60% per year applies to amounts in the Separate Account. The purchase payment credit rider charge terminates upon completion of your 8th Contract year.
o Daily Separate Account administration charge is currently zero but we reserve the right to assess a charge not to exceed 0.15% annually.
o Contracts with an accumulated value of less than $30,000 are subject to an annual Contract fee of the lesser of $30 or 2% of the accumulated value. Currently we do not charge the annual fee if your accumulated value is $30,000 or more. If you own more than one Contract, then all the Contracts you own or jointly own are aggregated, on each Contract's anniversary, to determine if the $30,000 minimum has been met.
o Certain states and local governments impose a premium tax. The Company reserves the right to deduct the amount of the tax from purchase payments or accumulated values.


Annuity Payments
o You may choose from several fixed annuity payment options which start on your selected annuity payment date.
o Payments are made to the owner (or beneficiary depending on the annuity payment option selected). You should carefully consider the tax implications of each annuity payment option (see ANNUITY PAYMENT OPTIONS and FEDERAL TAX MATTERS).
o    Your Contract refers to annuity payments as "retirement benefit" payments.

Death Benefit
o If the annuitant or owner dies before the annuity payment date, then a death benefit is payable to the beneficiary of the Contract.
o The death benefit may be paid as either a single sum cash benefit or under an annuity payment option (see DEATH BENEFIT).
o If the annuitant dies on or after the annuity payment date, then the beneficiary will receive only any continuing payments which may be provided by the annuity payment option in effect.

Examination Period (Free-Look)
o You may return the Contract during the examination period which is generally 10 days from the date you receive the Contract. The examination period may be longer in certain states.
o We return all purchase payments if required by state law. Otherwise we return accumulated value.
o    We recover the full amount of any purchase payment credit.

CONDENSED FINANCIAL INFORMATION

Financial statements are included in the Statement of Additional Information. Following are unit values for the Contract for the periods ended December 31.

                                                                                                      Number of
                                                    Accumulation Unit Value                      Accumulation Units
                                                                                                     Outstanding
                                    Beginning             End of       Percentage of Change         End of Period
                                    of Period             Period         from Prior Period         (in thousands)

Aggressive Growth Division
   Year Ended December 31
     1999                            $27.815             $38.363              37.92%                   9,018
     1998                             23.689              27.815              17.42                    7,486
     1997                             18.340              23.689              29.17                    6,077
     1996                             14.503              18.340              26.46                    3,971
     1995                             10.184              14.503              42.41                    1,324
   Period Ended December 31, 1994(1)  10.075              10.184               1.08                      362

Asset Allocation Division
   Year Ended December 31
     1999                             16.690              19.696              18.01                    3,913
     1998                             15.478              16.690               7.83                    3,762
     1997                             13.260              15.478              16.73                    3,134
     1996                             11.891              13.260              11.51                    2,264
     1995                              9.978              11.891              19.17                      912
   Period Ended December 31, 1994(1)  10.075               9.978              -0.96                      303

Balanced Division
   Year Ended December 31
     1999                             17.647              17.846               1.13                    9,103
     1998                             15.966              17.647              10.53                    8,903
     1997                             13.708              15.966              16.47                    6,717
     1996                             12.270              13.708              11.72                    4,661
     1995                              9.972              12.270              23.04                    1,373
   Period Ended December 31, 1994(1)  10.266               9.972              -2.86                      370

Bond Division
   Year Ended December 31
     1999                             14.260              13.718              -3.80                    7,677
     1998                             13.408              14.260               6.35                    7,499
     1997                             12.275              13.408               9.23                    5,017
     1996                             12.143              12.275               1.09                    3,872
     1995                             10.064              12.143              20.66                    1,401
   Period Ended December 31, 1994(1)  10.050              10.064               0.14                      301

Capital Value Division
   Year Ended December 31
     1999                             23.156              21.888              -5.48                   11,634
     1998                             20.642              23.156              12.18                   11,720
     1997                             16.261              20.642              26.94                    9,320
     1996                             13.333              16.261              21.96                    6,267
     1995                             10.234              13.333              30.28                    2,232
   Period Ended December 31, 1994(1)  10.328              10.234              -0.91                      699

Government Securities Division
   Year Ended December 31
     1999                             13.954              13.741              -1.53                    8,554
     1998                             13.049              13.954               6.94                    8,554
     1997                             11.969              13.049               9.02                    5,946
     1996                             11.728              11.969               2.06                    5,443
     1995                              9.973              11.728              17.60                    2,023
   Period Ended December 31, 1994(1)  10.133               9.973              -1.93                      572

Growth Division
   Year Ended December 31
     1999                            $21.657             $24.904              14.99%                  10,999
     1998                             18.070              21.657              19.85                    9,863
     1997                             14.411              18.070              25.39                    7,898
     1996                             12.970              14.411              11.11                    6,089
     1995                             10.454              12.970              24.07                    2,619
   Period Ended December 31, 1994(1)  10.336              10.454               1.14                      764

International Division
   Year Ended December 31
     1999                             16.071              19.987              24.37                    7,799
     1998                             14.795              16.071               8.62                    7,866
     1997                             13.347              14.795              10.85                    7,316
     1996                             10.804              13.347              23.54                    4,797
     1995                              9.582              10.804              12.75                    2,146
   Period Ended December 31, 1994(1)   9.624               9.582              -0.43                      936

International SmallCap Division
   Year Ended December 31
     1999                              8.978              17.184              91.40                    1,246
   Period Ended December 31, 1998(2)  10.000               8.978             -10.22                      419

LargeCap Stock Index Division(3)
   Period Ended December 31, 1999(4)  10.000              10.956               9.56                    2,314

MicroCap Division
   Year Ended December 31
     1999                              8.106               7.920              -2.30                      244
   Period Ended December 31, 1998(2)  10.000               8.106             -18.94                      141

MidCap Division
   Year Ended December 31
     1999                             19.125              21.351              11.64                    9,229
     1998                             18.676              19.125               2.40                   10,738
     1997                             15.405              18.676              21.23                    9,820
     1996                             12.880              15.405              19.60                    7,285
     1995                             10.108              12.880              27.42                    3,059
   Period Ended December 31, 1994(1)  10.157              10.108              -0.48                      973

MidCap Growth Division
   Year Ended December 31
     1999                              9.607              10.522               9.52                      746
   Period Ended December 31, 1998(2)  10.000               9.607              -3.93                      352

Money Market Division
   Year Ended December 31
     1999                             11.913              12.306               3.30                    7,145
     1998                             11.463              11.913               3.93                    4,905
     1997                             11.027              11.463               3.95                    2,752
     1996                             10.628              11.027               3.75                    2,929
     1995                             10.194              10.628               4.26                    1,370
   Period Ended December 31, 1994(1)  10.027              10.194               1.67                      702

Real Estate Division
   Year Ended December 31
     1999                            $ 9.275             $ 8.750              -5.66%                     261
   Period Ended December 31, 1998(2)  10.000               9.275              -7.25                      195

SmallCap Division
   Year Ended December 31
     1999                              7.928              11.242              41.80                    1,208
   Period Ended December 31, 1998(2)  10.000               7.928             -20.72                      459

SmallCap Growth Division
   Year Ended December 31
     1999                             10.179              19.672              93.26                    1,388
   Period Ended December 31, 1998(2)  10.000              10.179               1.79                      314

SmallCap Value Division
   Year Ended December 31
     1999                              8.440              10.123              19.94                      536
   Period Ended December 31, 1998(2)  10.000               8.440             -15.60                      306

Utilities Division
   Year Ended December 31
     1999                             11.464              11.581               1.02                    1,670
   Period Ended December 31, 1998(2)  10.000              11.464              14.64                      639

AIM V.I. Growth Division
   Period Ended December 31, 1999(4)  10.000              12.256              22.56                      968

AIM V.I. Growth and Income Division
   Period Ended December 31, 1999(4)  10.000              12.101              21.01                    1,494

AIM V.I. Value Division
   Period Ended December 31, 1999(4)  10.000              11.553              15.53                    1,149

Fidelity VIP II Contrafund Division
   Period Ended December 31, 1999(4)  10.000              11.294              12.94                    1,436

Fidelity VIP Growth Division
   Period Ended December 31, 1999(4)  10.000              12.108              21.08                    1,441

(1)  Commenced operations on June 16, 1994.
(2)  Commenced operations on May 1, 1998.
(3)  Formerly known as Stock Index 500 Division.
(4)  Commenced operations on July 30, 1999.

THE PRINCIPAL FLEXIBLE VARIABLE ANNUITY

The Principal Flexible Variable Annuity is significantly different from a fixed annuity. As the owner of a variable annuity, you assume the risk of investment gain or loss (as to amounts in the Divisions) rather than the insurance company. The Separate Account value under a variable annuity is not guaranteed and varies with the investment performance of the underlying Mutual Funds.

Based on your investment objectives, you direct the allocation of purchase payments and accumulated values. There can be no assurance that your investment objectives will be achieved.

THE COMPANY

The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50306. It is authorized to transact life and annuity business in all of the United States and the District of Columbia. The Company is a wholly owned subsidiary of Principal Financial Services, Inc.

In 1879, the Company was incorporated under Iowa law as a mutual life insurance company named Bankers Life Association. It changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure took place in 1998.

THE SEPARATE ACCOUNT

Separate Account B was established under Iowa law on January 12, 1970. It was registered as a unit investment trust with the SEC on July 17, 1970. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.

The income, gains, and losses, whether or not realized, of the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company. Obligations arising from the Contract, including the promise to make annuity payments, are general corporate obligations of the Company. However, the Contract provides that the portion of the Separate Account's assets equal to the reserves and other liabilities under the Contract are not charged with any liabilities arising out of any other business of the Company.

The assets of each Division invest in a corresponding Mutual Fund. New Divisions may be added and made available. Divisions may also be eliminated from the Separate Account.

THE UNDERLYING MUTUAL FUNDS

The Principal Variable Contracts Fund, Inc., AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. Value Fund, Fidelity Variable Insurance Product Fund, Fidelity Variable Insurance Product Fund II and Janus Aspen Series are Mutual Funds registered under the Investment Company Act of 1940 as open-end investment management companies. The Mutual Funds provide the investment vehicles for the Separate Account. A full description of the Mutual Funds, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectuses (which should be read carefully before investing) and the Statement of Additional Information ("SAI"). Additional copies of these documents are available from a sales representative or our annuity service office.


Principal Management Corporation (the "Manager") serves as the manager for the Principal Variable Contracts Fund. The Manager is a subsidiary of Princor
Financial Services Corporation. It has managed mutual funds since 1969. As of June 30, 2000, the funds it managed had assets of approximately $6.6 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.


Some of the Principal Variable Contracts Fund's Accounts are used to fund the Company's variable life insurance contracts. The Board of Directors (the "Board") monitors events in order to identify any material irreconcilable conflicts between the interests of the variable annuity contract owners and variable life insurance policyowners. The Board determines any responsive action which may need to be taken. If it becomes necessary for any Separate Account to replace shares of any Division with an alternate investment, then the Division may have to liquidate securities on a disadvantageous basis.

AIM Advisors, Inc. (the advisor) serves as the investment advisor for the AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund and the AIM V.I. Value Fund. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the funds' operations and provides investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the funds.

Fidelity Investments Institutional Services, Inc. is the manager for the Fidelity Insurance Products Fund and Fidelity Insurance Products Fund II. As of December 31, 1999, Fidelity had approximately $863 billion in discretionary assets under management. The manager is located at 82 Devonshire Street, Boston, Massachusetts 02109. As the manager, Fidelity is responsible for choosing the account investments and handling their business affairs.

Janus Capital ("Janus") is the investment advisor for the Janus Aspen Series. Janus is located at 100 Fillmore Street, Denver, Colorado 80206-4928. Janus is responsible for the day-to-day management of investment portfolio and other business affairs of the portfolio.

The Company purchases and sells Mutual Fund shares for the Separate Account at their net asset value without any sales or redemption charge. Shares represent interests in the Mutual Fund available for investment by the Separate Account. Each Mutual Fund corresponds to one of the Divisions. The assets of each Division are separate from the others. A Division's performance has no effect on the investment performance of any other Division.

The following is a brief summary of the investment objectives of each Division:

Division              Division Invests In             Investment Advisor*               Investment Objective
--------              -------------------             ------------------                --------------------
Aggressive Growth     Principal Variable Contracts    Morgan Stanley Asset              to provide long-term capital appreciation
                      Fund, Inc. - Aggressive Growth  Management through a              by investing primarily in growth-oriented
                      Account                         sub-advisory agreement            common stocks of medium and large
                                                                                        capitalization U.S. corporations and, to a
                                                                                        limited extent, foreign corporations.

Asset Allocation      Principal Variable Contracts    Morgan Stanley Asset              to generate a total investment return
                      Fund, Inc. - Asset Allocation   Management through a              consistent with the preservation of capital.
                      Account                         sub-advisory agreement            The Account intends to pursue a flexible
                                                                                        investment policy in seeking to achieve
                                                                                        this investment objective.


Balanced              Principal Variable Contracts    Invista Capital Management, LLC   to generate a total return consisting of
                      Fund, Inc. - Balanced Account   through a sub-advisory agreement  current income and capital appreciation
                      (equity securities  portion)                                      while assuming reasonable risks in
                      Balanced Account (fixed         Principal Capital Income          furtherance of this objective.
                      securities portion)             Investors, LLC through a
                                                      sub-advisory agreement


Bond                  Principal Variable Contracts    Principal Management Corporation  to provide as high a level of income as is
                      Fund, Inc. - Bond Account                                         consistent with preservation of capital and
                                                                                        prudent investment risk.

Capital Value         Principal Variable Contracts    Invista Capital Management, LLC   to provide long-term capital appreciation
                      Fund, Inc. - Capital Value      through a sub-advisory agreement  and secondarily growth of investment
                      Account                                                           income. The Account seeks to achieve its
                                                                                        investment objectives through the purchase
                                                                                        primarily of common stocks, but the Account
                                                                                        may invest in other securities.


Government Securities Principal Variable Contracts    Principal Capital Income          to seek a high level of current income,
                      Fund, Inc. - Government         Investors, LLC through a          liquidity and safety of principal. The
                      Securities Account              sub-advisory agreement            Account seeks to achieve its objective
                                                                                        through the purchase of obligations
                                                                                        issued or guaranteed by the United States
                                                                                        Government or its agencies, with
                                                                                        emphasis on Government National
                                                                                        Mortgage Association Certificates
                                                                                        ("GNMA Certificates"). Account shares
                                                                                        are not guaranteed by the United States
                                                                                        Government.


Growth                Principal Variable Contracts    Invista Capital Management, LLC   to seek growth of capital. The Account
                      Fund, Inc. - Growth Account     through a sub-advisory agreement  seeks to achieve its objective through the purchase primarily of common stocks, but
                                                                                        the Account may invest in other securities.

International         Principal Variable Contracts    Invista Capital Management, LLC   to seek long-term growth of capital by
                      Fund, Inc. - International      through a sub-advisory agreement  investing in a portfolio of equity
                      Account                                                           securities domiciled in any of the nations
                                                                                        of the world.

International         Principal Variable Contracts    Invista Capital Management, LLC   seeks to achieve long-term growth of capital
Emerging Markets      Fund, Inc. - International      through a sub-advisory agreement  by investing primarily in equity securities
                      Emerging Account                                                  of issuers in emerging market countries.

International         Principal Variable Contracts    Invista Capital Management, LLC   seeks long-term growth of capital. The
SmallCap              Fund, Inc. - International      through a sub-advisory agreement  Account will attempt to achieve its
                      SmallCap Account                                                  objective by investing primarily in equity
                                                                                        securities of non-United States companies
                                                                                        with comparatively smaller market
                                                                                        capitalizations.

LargeCap Growth       Principal Variable Contracts    Janus Capital Management, LLC     seeks long-term growth of capital by
                      Fund, Inc. - LargeCap Growth    through a sub-advisory agreement  investing in equity securities of growth
                      Account                                                           companies with market capitalization of
                                                                                        greater than $10 billion.

LargeCap Growth       Principal Variable Contracts    Duncan-Hurst Capital              seeks to achieve long-term growth of capital
Equity                Fund, Inc. - LargeCap Growth    Management, Inc.                  investing primarily in common stocks
                      Equity Account                  through a sub-advisory agreement  of larger capitalization domestic companies.

LargeCap Stock Index  Principal Variable Contracts    Invista Capital Management, LLC   The Account attempts to mirror the
                      Fund, Inc. - LargeCap Stock     through a sub-advisory agreement  investment results of the Standard &
                      Index Account                                                     Poor's 500 Stock Index.

MicroCap              Principal Variable Contracts    Goldman Sachs Asset Management    seeks long-term growth of capital. The
                      Fund, Inc. - MicroCap Account   through a sub-advisory agreement  Account will attempt to achieve its objective by investing primarily in value
                                                                                        and growth oriented companies with
                                                                                        small market capitalizations, generally
                                                                                        less than $700 million.

MidCap                Principal Variable Contracts    Invista Capital Management, LLC   to achieve capital appreciation by
                      Fund, Inc. - MidCap Account     through a sub-advisory agreement  investing primarily in securities of emerging and other growth-oriented
                                                                                        companies.

MidCap Growth         Principal Variable Contracts    Dreyfus Corporation through       seeks long-term growth of capital. The
                      Fund, Inc. - MidCap Growth      a sub-advisory agreement          Account will attempt to achieve its
                      Account                                                           objective by investing primarily in growth
                                                                                        stocks of companies with market
                                                                                        capitalizations in the $1 billion to $10
                                                                                        billion range.

MidCap Growth         Principal Variable Contracts    Turner Investment Partners, Inc.  seeks to achieve long-term growth of
Equity                Fund, Inc. - MidCap Growth      through a sub-advisory agreement  capital by investing primarily in medium
Equity Account                                                                          capitalization of U.S. companies with
                                                                                        strong earnings growth potential.


Money Market          Principal Variable Contracts    Principal Management Corporation  to seek as high a level of current income
                      Fund, Inc. - Money Market                                         available from short-term securities as is
                      Account                                                           considered consistent with preservation of
                                                                                        principal and maintenance of liquidity by
                                                                                        investing all of its assets in a portfolio
                                                                                        of  money  market instruments.

Real Estate           Principal Variable Contracts    Principal Management Corporation  seeks to generate a high total return. The
                      Fund, Inc. - Real Estate                                          Account will attempt to achieve its
                      Account                                                           objective by investing primarily in equity
                                                                                        securities of companies principally
                                                                                        engaged in the real estate industry.


SmallCap              Principal Variable Contracts    Invista Capital Management, LLC   seeks long-term growth of capital. The
                      Fund, Inc. - SmallCap Account   through a sub-advisory agreement  Account will attempt to achieve its objective by investing primarily in equity
                                                                                        securities of both growth and value
                                                                                        oriented companies with comparatively
                                                                                        smaller market capitalizations.

SmallCap Growth       Principal Variable Contracts    Berger LLC through                seeks long-term growth of capital. The
                      Fund, Inc. - SmallCap           a sub-advisory agreement          Account will attempt to achieve its
                      Growth Account                                                    objective by investing primarily in equity
                                                                                        securities of small growth companies with
                                                                                        market capitalization of less than
                                                                                        $1 billion.

SmallCap Value        Principal Variable Contracts    J.P. Morgan Investment            seeks long-term growth of capital. The
                      Fund, Inc. - SmallCap Value     Management Inc. through a         Account will attempt to achieve its
                      Account                         sub-advisory agreement            objective by investing primarily in equity
                                                                                        securities of small companies with value
                                                                                        characteristics and market capitalizations
                                                                                        of less than $1 billion.

Utilities             Principal Variable Contracts    Invista Capital Management, LLC   seeks to provide current income and long-
                      Fund, Inc. - Utilities Account  through a sub-advisory agreement  term growth of income and capital. The
                                                                                        Account will attempt to achieve its
                                                                                        objective by investing  primarily in equity
                                                                                        and fixed-income securities of companies
                                                                                        in the public utilities industry.

AIM V.I. Growth       AIM V.I. Growth Fund            AIM Advisors, Inc.                seeks growth of capital primarily by
                                                                                        investing in seasoned and better capitalized
                                                                                        companies considered to have strong earnings
                                                                                        momentum.

AIM V.I. Growth       AIM V.I. Growth                 AIM Advisors, Inc.                seeks growth of capital with a secondary
and Income            and Income Fund                                                   objective of current income.

AIM V.I. Value        AIM V.I. Value Fund             AIM Advisors, Inc.                seeks long-term growth of capital by
                                                                                        investing primarily in equity securities
                                                                                        judged by the fund's investment advisor to
                                                                                        be undervalued relative to the investment
                                                                                        advisor's appraisal of the current or
                                                                                        projected earnings of the companies
                                                                                        issuing the securities, or relative to
                                                                                        current market values of assets owned by the
                                                                                        companies issuing the securities or relative
                                                                                        to the equity market generally. Income is a
                                                                                        secondary objective.

Fidelity VIP II       Fidelity Variable Insurance     Fidelity Management               seeks long-term capital appreciation.
Contrafund            Products Fund II                and Research Company
                      Fidelity VIP II
                      Contrafund Portfolio
                      Service Class

Fidelity VIP Growth   Fidelity Variable Insurance     Fidelity Management               seeks to maximize total return by allocating
                      Products Fund                   and Research Company              its assets among stocks, bonds, short-term
                      Fidelity VIP Growth                                               instruments, and other investments.
                      Portfolio Service Class

Janus Aspen           Janus Aspen Series -            Janus Capital Corporation         seeks long-term growth of capital. It
Aggressive Growth     Service Shares                                                    pursues its objective by investing primarily
                      Aggressive Growth                                                 in common stocks selected for their growth
                      Portfolio                                                         potential, and normally invests at least 50%
                                                                                        of its equity assets in medium-sized
                                                                                        companies. Medium-sized companies are those
                                                                                        whose market capitalization falls within
                                                                                        the range of companies in the S&P MidCap
                                                                                        400 Index.

* An Investment Advisor agrees to provide investment advisory services for a specific underlying Mutual Fund or underlying Mutual Fund Account. For these services, each Investment Advisor is paid a fee.

SURPLUS DISTRIBUTIONS

Divisible surplus distributions are not anticipated because the Contracts are not expected to result in a contribution to the divisible surplus of the Company. However, if any divisible surplus distribution is made, then it will be made to the owners in the form of cash.

THE CONTRACT

The following descriptions are based on provisions of the Contract offered by this prospectus. You should refer to the actual Contract and the terms and limitations of any qualified plan which is to be funded by the Contract. Qualified plans are subject to several requirements and limitations which may affect the terms of any particular Contract or the advisability of taking certain action permitted by the Contract.

To Buy a Contract
If you want to buy a Contract, you must submit an application and make an initial purchase payment. If you are buying the Contract to fund a SIMPLE-IRA or SEP, an initial purchase payment is not required at the time you send in the application. If the application is complete and the Contract applied for is suitable, the Contract is issued subject to underwriting. If the completed application is received in proper order, the initial purchase payment is credited within two valuation days after the later of receipt of the application or receipt of the initial purchase payment at the annuity service office. If the initial purchase payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the purchase payment until we receive the information necessary to issue the Contract.

The date the Contract is issued is the Contract date. The Contract date is the date used to determine Contract years, regardless of when the Contract is delivered.


Purchase Payments
o The initial purchase payment must be at least $2,500 for non-qualified retirement programs.
o    All other initial purchase payments must be at least $1,000.
o If you are making purchase payments through a payroll deduction plan or through a bank account (or similar financial institution) under an automated investment program, then your initial and subsequent purchase payments must be at least $100.
o You may elect a purchase payment credit rider with an additional charge and an associated 9-year surrender charge period.
o All purchase payments are subject to a surrender charge period that begins from the Contract year each payment is received.
     o If you do not elect the purchase payment credit rider, each purchase payment is subject to a 7 year surrender charge period.
     o If you elect the purchase payment credit rider, each purchase payment is subject to a 9 year surrender charge period.
o Subsequent payments must be at least $100 and can be made until the annuity payment date.
o If you are a member of a retirement plan covering three or more persons, then the initial and subsequent purchase payments for the Contract must average at least $100 and cannot be less than $50.
o The total of all purchase payments may not be greater than $2,000,000 without our prior approval.
o In New Jersey after the first Contract year, purchase payments cannot exceed $100,000 per Contract year.


The Company reserves the right to:
o increase the minimum amount for each purchase payment to not more than $1,000; and
o terminate* a Contract and send you the accumulated value if no premiums are paid during two consecutive calendar years and the accumulated value (or total purchase payments less partial surrenders and applicable surrender charges) is less than $2,000.
     * The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000.

Right to Examine the Contract (Free-Look)
Under state law, you have the right to return the Contract for any reason during the examination period. The examination period is 10 days after the Contract is delivered to you in all states, unless your Contract is issued in:
     a. California and you are age 60 and over (30 day examination period);
     b. Colorado (15 day examination period); or
     c. Idaho or North Dakota (20 day examination period).

Some states require us to return the initial purchase payment. If your Contract is issued in one of those states, your initial purchase payments are allocated to the Money Market Division for 15 days (20 days for Contracts issued in Idaho) after the Contract date. After the 15-day period (20 days in Idaho), the then current value of the Money Market Division is reallocated according to your allocation instructions. The states in which purchase payments are returned are:
          Colorado              Kentucky             North Carolina
          Connecticut*          Louisiana            Oklahoma
          Georgia               Maryland             Rhode Island
          Hawaii                Michigan             South Carolina
          Idaho                 Missouri             Utah
          Indiana               Nebraska             Washington

     * Purchase payments are refunded if the Contract is canceled prior to its delivery, otherwise the accumulated value is refunded.

If your Contract is issued in a state not listed above and if you return the Contract during the examination period, you will receive the accumulated value.

Additionally, if you decide to return the Contract during the examination period, the amount returned is reduced by any credits. If the value of the purchase payment credit declines during the examination period, we recover the full amount of the purchase payment credit.


If you are purchasing this Contract to fund an IRA, Roth IRA, Simple-IRA or SEP IRA and you return it on or before the seventh day of the free-look period, then we will return the greater of:
     o    total purchase payments; or
     o    Contract accumulated value.


To return a Contract you must send it and a written request to the annuity service office or to the sales representative who sold it to you before the close of business on the last day of the examination period. If you send the request (properly addressed and postage prepaid) to the annuity service office, the date of the postmark is used to determine if the examination period has expired.

Replacement Contracts
If the purchase of this Contract is a replacement for another annuity contract or a life insurance policy, different examination periods may apply. The Company reserves the right to keep the initial purchase payment in the Money Market Division longer than 15 days to correspond to the examination periods of a particular state's replacement requirements.

     Exchange Credit
     If you own a Single Premium Deferred Annuity ("SPDA") or a Single Premium Deferred Annuity Plus ("SPDA+") issued by us and are within at least 8 months of the 8th Contract year, then you may transfer the accumulated value, without charge, to the Contract described in this prospectus. Additionally, we will add 1% of the current SPDA/SPDA+ surrender value to the purchase payment. We reserve the right to change or terminate this program. Any changes or termination will follow at least 1 year notice.

     Both  SPDA  and  SPDA+  are  annuities   which  provide  a  fixed  rate  of
     accumulation. This Contract varies with the investment experience and objectives of the various Divisions. Thus, the value of your Contract may increase or decrease with the investment holdings of the Divisions.

     When making an exchange decision, the owner should carefully review the SPDA or SPDA+ contract and this prospectus because the charges and provisions of the contracts differ. An existing SPDA or SPDA+ contract may be currently eligible for waiver of surrender charge due to critical need, while similar riders may not be available under this Contract. Electing the exchange credit does not result in additional charges or deductions. The charges and deductions associated with your Contract and any riders still apply.

    To complete a transfer to this Contract, send
    1) a Contract application,
    2) a SPDA/SPDA+ surrender form,
    3) a replacement form (based on state written), and
    4) an Annuity Exchange Request and Release Form.
    The exchange is effective when we receive the completed forms and accept the application. The transaction is valued at the end of the valuation period in which we receive the necessary documents.

    (This "exchange credit" is not available in New York and may not be available in other states as well. Specific information is available from your registered representative or the annuity service office (1-800-852-4450)).

    The Exchange Credit is allocated among the Separate Account Divisions, the DCA Plus Account(s) or the Fixed Account in the same ratio as the allocation of the purchase payment. The credit is treated as earnings. The 1% credit is subject to a vesting period. Therefore, the 1% credit is not credited to your Contract until the examination period has expired. If you exercise your right to return the Contract during the examination period, then the amount returned is the original amount invested (see RIGHT TO EXAMINE THE CONTRACT).

Purchase Payment Credit Rider
You may elect a purchase payment credit rider at the time the Contract is issued (may not be available in all states; consult your sales representative or the annuity service office for availability). If the purchase payment credit rider is elected, then the following provisions apply to the Contract:
o A credit of 5% will be applied to purchase payments received during your first Contract year. For example, if you make purchase payments totaling $10,000 in your first Contract year, a credit amount of $500 will be added to your Contract (5% x $10,000). If an additional purchase payment of $5,000 is made in your second Contract year, then a credit is not added as a result of the $5,000 purchase payment.
o The credit is allocated among the Fixed Account and the Divisions according to your then current purchase payment allocations.
o If you exercise your right to return the Contract during the examination period, the amount returned to you is reduced by any credits.
o    Credits are considered earnings under the Contract.
o All purchase payments are subject to the 9-year surrender charge table (see Surrender Charge).
o The purchase payment credit rider may not be cancelled and the associated 9-year surrender charge period cannot be changed.
o    You may not participate in the DCA Plus Program.

The 0.60% purchase payment credit rider charge is assessed against the entire Separate Account accumulated value for the first eight Contract years. If you anticipate making additional purchase payments after the first Contract year you should carefully examine the purchase payment credit rider and consult your sales representative regarding its desirability.


The following tables demonstrate hypothetical values. The first tables shows Contract accumulated values. The second table shows surrender values. The tables are based on:
o a $100,000  initial  purchase  payment and no additional  purchase payments;
o the deduction of total Separate Account annual expenses of 1.85% (for the first eight Contract years) annually for Contracts with the purchase payment credit rider and 1.25% annually for Contracts without the rider;
o the deduction of Mutual Fund expenses equal to those calculated as of December 31, 1999;
o purchase payment allocation among the Divisions proportionally equal to the allocation of the company's total Separate Account assets as of April 30, 2000; and
o 5% and 10% annual rates of return before charges.


                                               5% Annual Return                            10% Annual Return
                                    Contract                 Contract                Contract                  Contract
                               accumulated value        accumulated value        accumulated value        accumulated value
                                     without                   with                   without                    with
                                purchase payment         purchase payment         purchase payment         purchase payment
            Contract Year         credit rider             credit rider             credit rider             credit rider
                 1                 $103,138                  $107,648                 $108,410                $113,151
                 2                 $106,383                  $110,371                 $117,553                $121,960
                 3                 $109,731                  $113,164                 $127,468                $131,455
                 4                 $113,185                  $116,027                 $138,219                $141,691
                 5                 $116,747                  $118,964                 $149,878                $152,723
                 6                 $120,423                  $121,975                 $162,521                $164,616
                 7                 $124,214                  $125,062                 $176,232                $177,435
                 8                 $128,126                  $128,229                 $191,099                $191,253
                 9                 $132,161                  $132,265                 $207,222                $207,385
                10                 $136,323                  $136,431                 $224,705                $224,882
                15                 $159,196                  $159,322                 $336,921                $337,186
                20                 $185,924                  $186,070                 $505,220                $505,617

                                               5% Annual Return                            10% Annual Return
                                 Surrender value          Surrender value          Surrender value          Surrender value
                                     without                    with                   without                   with
                                purchase payment         purchase payment         purchase payment         purchase payment
            Contract Year         credit rider             credit rider             credit rider             credit rider

                 1                  $97,550                   $99,836                 $102,505                $105,151
                 2                 $100,600                  $102,371                 $111,553                $113,960
                 3                 $103,747                  $105,164                 $121,468                $123,455
                 4                 $108,185                  $108,027                 $133,219                $133,691
                 5                 $112,747                  $111,964                 $145,878                $145,723
                 6                 $117,423                  $115,975                 $159,521                $158,616
                 7                 $122,214                  $120,062                 $174,232                $172,435
                 8                 $128,126                  $124,229                 $191,099                $187,253
                 9                 $132,161                  $129,265                 $207,222                $204,385
                10                 $136,323                  $136,431                 $224,705                $224,882
                15                 $159,196                  $159,322                 $336,921                $337,186
                20                 $185,924                  $186,070                 $505,220                $505,617

Based on the assumptions stated above, Contract accumulated value will generally be higher for Contracts with the purchase payment credit rider than without, regardless of the rate of return. In addition, the higher the rate of return, the more advantageous the purchase payment credit rider becomes. However, Contracts with the purchase payment credit rider are subject to both a greater surrender charge and a longer surrender charge period than Contracts issued without the purchase payment credit rider. If you surrender your Contract with the purchase payment credit rider while subject to a surrender charge, your Contract surrender value may be less than a Contract without the purchase payment credit rider.


The Accumulation Period
     The Value of Your Contract
     The value of your Contract is the total of the Separate Account value plus the DCA Plus Account(s) value plus the Fixed Account value. The DCA Plus Accounts and Fixed Account are described in the section titled FIXED ACCOUNT AND DCA PLUS ACCOUNTS.

     There is no guaranteed minimum Separate Account value. Its value reflects the investment experience of the Divisions that you choose. It also reflects your purchase payments, partial surrenders, surrender charges and the Contract expenses deducted from the Separate Account.

     The Separate Account value changes from day to day. To the extent the accumulated value is allocated to the Separate Account, you bear the investment risk. At the end of any valuation period, your Contract's value in a Division is:
     o    the number of units you have in a Division multiplied by
     o    the value of a unit in the Division.

     The number of units is the total of units purchased by allocations to the Division from:
     o    your initial purchase payment;
     o    an exchange credit (if applicable);
     o    subsequent investments;
     o    purchase payment credits; and
     o    transfers  from  another  Division,  a DCA Plus  Account  or the Fixed
          Account.
     minus units sold:
     o    for partial surrenders from the Division;
     o    as part of a transfer to another Division or the Fixed Account; and
     o    to pay contract charges and fees.

Unit values are calculated each valuation date at the close of normal trading of the NYSE (generally 3:00 p.m. Central Time). To calculate the unit value of a Division, the unit value from the previous valuation date is multiplied by the Division's net investment factor for the current valuation period. The number of units does not change due to a change in unit value.

The net investment factor measures the performance of each Division. The net investment factor for a valuation period is calculated as follows:

          [{share price (net asset value) of the underlying Mutual Fund at the end of the valuation period plus
          per share amount of any dividend* (or other distribution) made by the Mutual Fund during the valuation period}
                                   divided by
          share price (net asset value) of the underlying Mutual Fund at the end of the previous valuation period]
                                      minus
          {total Separate Account annual expenses}

          * When an investment owned by a Mutual Fund pays a dividend, the dividend increases the net asset value of a share of the Mutual Fund as of the date the dividend is recorded. As the net asset value of a share of a Mutual Fund increases, the unit value of the corresponding Division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the Division.

The Separate Account charges are calculated by dividing the annual amount of the charge by 365 and multiplying by the number of days in the valuation period.

The Separate Account charges and any taxes (currently none) are accrued daily and are transferred from the Separate Account at the Company's discretion.


     Purchase Payments
     o On your application, you direct your purchase payments to be allocated to the Investment Options.
     o    Allocations may be in percentages.
     o    Percentages must be in whole numbers and total 100%.
     o Subsequent purchase payments are allocated according to your current allocation instructions.
     o    Changes to the allocation instructions may be made without charge.
          o A change is effective on the next valuation period after we receive your new instructions.
          o    You can change the allocations and allocation instructions by:
              1) mailing your instructions to us;
              2) calling us at 1-800-852-4450  (if telephone  privileges apply);
              3) faxing your instructions to us at 1-515-248-9800; or
              4) visting www.principal.com.
     o Changes to purchase payment allocations do not transfer any existing Investment Option accumulated values.
     o Purchase payments are credited on the basis of unit value next determined after we receive a purchase payment.


     Separate Account Division Transfers
     o You may request an unscheduled transfer or set up a scheduled transfer by sending us a written request, by telephoning if you have telephone privileges (1-800-852-4450) or sending us a fax (1-515-248-9800).
     o You must specify the dollar amount or percentage to transfer from each Division.
     o The minimum amount is $100 or if the Division's value is less than $100, then 100% of the Division from which the transfer is being made.
     o In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Contracts for which he or she is not the owner.
     You may not make a transfer to the Fixed Account if:
     o a transfer has been made from the Fixed Account to a Division within six months; or
     o following the transfer, the Fixed Account value would be greater than $1,000,000 (without our prior approval).


     Unscheduled Transfers
     o You may make unscheduled Division transfers from a Division to another Division or to the Fixed Account by:
              1) mailing  your instructions to us;
              2) calling us at 1-800-852-4450 (if telephone privileges apply);
              3) faxing  your instructions  to  us  at 1-515-248-9800; or
              4) visting www.principal.com.
     o    Transfers are not permitted into DCA Plus Accounts.
     o The transfer is made, and values determined, as of the end of the valuation period in which we receive your request.


     Scheduled  Transfers  (Dollar  Cost  Averaging)
     o    You may elect to have transfers made on a scheduled basis.
     o    You must specify the dollar amount of the transfer.
     o You select the transfer date (other than the 29th, 30th or 31st) and the transfer period (monthly, quarterly, semi-annually or annually).
     o If the selected date is not a valuation date, the transfer is completed on the next valuation date.
     o    Transfers are not permitted into DCA Plus Accounts.
     o If you want to stop a scheduled transfer, then you must provide us notice prior to the date of the scheduled transfer.
     o Transfers continue until your value in the Division is zero or we receive notice to stop them.
     o We reserve the right to limit the number of Divisions from which simultaneous transfers are made. In no event will it ever be less than two.

Automatic Portfolio Rebalancing (APR)
o APR allows you to maintain a specific percentage of your Separate Account accumulated value in specified Divisions over time.
o    You may elect APR at any time.
o    APR is not  available  for  values  in the  Fixed  Account  or the DCA Plus
     Accounts.
o APR is not available if you have arranged scheduled transfers from the same Division.
o    APR will not begin until the examination period has expired.
o    There is no charge for APR transfers.
o    APR can be selected for quarterly, semi-annual or annual rebalancing.
o You may rebalance by completing and submitting a form to us, by telephoning if you have telephone privileges (1-800-852-4450) or faxing your instructions to us (1-515-248-9800). (Divisions are rebalanced at the end of the next valuation period following your request.)
     Example:
     You elect APR to maintain your Separate Account accumulated value with 50% in the A Division and 50% in the B Division. At the end of the specified period, 60% of the values are in the A Division, with the remaining 40% in the B Division. By rebalancing, units from the A Division are sold and applied to the B Division so that 50% of the Separate Account accumulated value is once again in each Division.

Telephone  Services*  Telephone  services are permitted for:
o    purchase payment allocation changes;
o    transfers; and
o    changes to APR.

Telephone services are available for both you and your sales representative. Telephone services may be declined on the application or at any later date by providing us with written notice. Telephone services are used by calling us at 1-800-852-4450.

Telephone instructions must be made while we are open for business. They are effective when received by us before the close of normal trading of the NYSE (generally 3 p.m. Central Time). Requests received when we are not open for business or after the NYSE closes its normal trading will be effective on the next valuation date.

Direct Dial*
You may obtain Contract information from our direct dial system between 7:00 a.m. and 9:00 p.m., Central Time, Sunday through Friday, and between 7:00 a.m. and 4:00 p.m., Central Time, on Saturday. The telephone number is 1-800-852-4450.

Internet*
Internet access is available for both you and your sales representative at www.principal.com. Internet access may be declined on the application or at a later date by providing us with written notice.


     * Instructions received via our telephone services, direct dial system and internet are binding on both owners if the Contract is jointly owned. Neither the Company nor the Separate Account are responsible for the authenticity of telephone service, direct dial or internet transaction requests. We reserve the right to refuse telephone service, direct dial or internet transaction requests. You assume the risk of loss caused by fraudulent telephone service, direct dial or internet transactions we reasonably believe to be genuine. We follow procedures in an attempt to assure genuine telephone service, direct dial or internet transactions. If these procedures are not followed, then we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include recording telephone service transactions, recording direct dial transactions, requesting personal identification (name, daytime telephone number, social security number and/or birth date) and sending written confirmation to your address of record.

We reserve the right to modify or terminate telephone service, direct dial or internet transaction procedures at any time.

Surrenders
Surrenders result in the cancellation of units and your receipt of the canceled unit values minus any applicable fee and surrender charge. Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see DELAY OF PAYMENTS). Surrenders before age 59 1/2 may involve an income tax penalty (see FEDERAL TAX MATTERS). You must send us a written request for any surrender.

You may specify surrender allocation percentages with each partial surrender request. If you don't provide us with specific percentages, we will use your purchase payment allocation percentages for the partial surrender. Surrenders may be subject to a surrender charge (see SURRENDER CHARGE).

     Total Surrender
     o    You may surrender the Contract at any time before the annuity  payment date.
     o You receive the cash surrender value at the end of the valuation period during which we receive your surrender request.
     o The cash surrender value is your accumulated value minus any applicable fee and charge.
     o The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.
     o We reserve the right to require you to return the Contract to us prior to making any payment though this does not affect the amount of the cash surrender value.

     Unscheduled Partial Surrender
     o Prior to the annuity payment date and during the lifetime of the Annuitant, you may surrender a part of the accumulated value by sending us a written request.
     o You must specify the dollar amount of the surrender (which must be at least $100).
     o The surrender is effective at the end of the valuation period during which we receive your written request for surrender.
     o The surrender is deducted from your Investment Options according to the surrender allocation percentages you specify.
     o If surrender allocation percentages are not specified, we use your purchase payment allocation percentages.
     o We surrender units from your Investment Options to equal the dollar amount of the surrender request plus any applicable surrender charge and fee.
     o The accumulated value after the unscheduled partial surrender must be equal to or greater than $5,000 (we reserve the right to change the minimum remaining accumulated value but it will not be greater than $10,000).

     Scheduled Partial Surrender
     o You may elect partial surrenders from any of the Investment Options on a scheduled basis by sending us written notice.
     o Your accumulated value must be at least $5,000 when the scheduled surrenders begin.
     o You may specify monthly, quarterly, semi-annually or annually and choose a surrender date (other than the 29th, 30th or 31st).
     o If the selected date is not a valuation date, the surrender is completed on the next valuation date. o The surrenders continue until your value in the Division is zero or we receive written notice to stop them.

Death Benefit
If you or the annuitant die before the annuity payment date, then we will pay a death benefit. In the case of joint annuitants, the death benefit is paid upon death of the first annuitant. If the owner is not a natural person, death benefits are paid to the beneficiary(ies) upon the death of the annuitant.

Before the annuity payment date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, the death benefit is paid according to instructions from the beneficiary(ies). You name the beneficiary or beneficiaries in your application. The beneficiary(ies) receives benefits upon your death. Generally, unless the beneficiary(ies) elects otherwise we pay the death benefit in a single sum, subject to proof of your death.

Unless you have named an irrevocable beneficiary(ies), you may change your beneficiary by providing us with written notice. If a beneficiary dies before you, on your death we will make equal payments to the surviving beneficiaries unless you had provided us with other written instructions. If none of your beneficiaries survive you, we will pay the death benefit to your estate in a lump sum.

Upon death of the annuitant,  your  beneficiary  may elect to:
o    apply the death benefit under an annuity payment option; or
o    receive the death benefit as a single payment.

No surrender charge applies when a death benefit is paid.

If you die before the annuitant and your beneficiary is your spouse, we will continue the Contract with your spouse as the new owner unless your spouse elects to receive the death benefit.

If the owner or annuitant of a Contract, not issued as an IRA, Roth IRA, SEP IRA or Simple-IRA, dies before the annuitant and before the annuity payment date, written notice of the death must be sent to us promptly so distribution arrangements can be made to avoid adverse tax consequences.

     Standard Death Benefit
     The amount of the standard death benefit is the greatest of:
     o your accumulated value on the date we receive proof of death and all required documents;
     o the total of purchase payments minus any partial surrenders, fees and charges as of the date we receive all required documents and notice (including proof) of death; or
     o the highest accumulated value on any prior Contract anniversary that is divisible equally by seven, plus any purchase payments and less any partial surrenders (and surrender charges incurred) made after that Contract anniversary.

     Annual Enhanced Death Benefit
     This is an optional death benefit rider. Under this rider, if the original annuitant or owner dies before the annuity payment date, then the death benefit payable to the beneficiary is the greatest of:
          1)   the standard death benefit;
          2) the annual increasing death benefit, based on purchase payments (accumulated at 5% annually) minus any surrenders and surrender charges (accumulated at 5% annually) until the later of the Contract anniversary after the original owner's or original annuitant's 75th birthday or five years from the effective date of the rider; or
          3) the highest accumulated value on a Contract anniversary, plus any subsequent purchase payments minus any surrenders and surrender charges, until the Contract anniversary following the original owner's or original annuitant's 75th birthday or five years from the effective date of the rider, whichever comes last.

     For Contracts issued in New York - under this rider, if the original annuitant or owner dies before the annuity payment date, then the death benefit payable to the beneficiary is the greater of:
          1)   the standard death benefit; or
          2) the highest accumulated value on a Contract anniversary until the Contract anniversary following the original owner's or original annuitant's 75th birthday or five years from the effective date of the rider, whichever comes last.

          Lock-In Feature
          At the later of the Contract anniversary following the original owner's or original annuitant's 75th birthday ("lock-in date"), the death benefit amount is locked-in. After the lock-in date, the death benefit increases by purchase payments (subject to applicable restrictions) made after the lock-in date, minus any surrenders and surrender charges. However, because the death benefit is locked-in, it will only decrease by surrenders and surrender charges. Once the standard death benefit equals the annual enhanced death benefit, then the annual enhanced death benefit and any associated charge terminate. The standard death benefit then applies.

          Termination
          You may terminate the annual enhanced death benefit at anytime. Once the annual enhanced death benefit is terminated, it cannot be reinstated (except in Florida).

          The annual cost of the rider is 0.20% of the annual accumulated value (0.15% in New York). The charge is equal to 0.05% (0.0375% in New
          York) of the average accumulated value during the calendar quarter. The cost will be deducted throughout the redemption of units from your Contract's accumulated value in the same proportion as the purchase payment allocations among the DCA Plus Accounts, Fixed Account and Separate Account Divisions. If the rider is purchased after the beginning of a quarter, then the charge is prorated according to the number of days it is in effect during the quarter. Upon termination of the rider or upon death, you will be charged based on the number of days it is in effect during the quarter. The enhanced death benefit rider is only available at the time the Contract is issued. Thus, once a Contract has been purchased without the rider, it may not be added at a later date.

     Payment of Death Benefit
     The death benefit is usually paid within seven days of our receiving all documents (including proof of death) that we require to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than seven days. Under certain circumstances, this payment may be delayed (see DELAY OF PAYMENTS). We pay interest (at least 3% or as required by state law) on the death benefit from the date we receive all required documents until payment is made or until the death benefit is applied under an annuity payment option.

          NOTE:Proof  of  death   includes:   a   certified   copy  of  a  death
               certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.

The Annuity Payment Period
     Annuity Payment Date
     You may specify an annuity payment date in your application. You may elect to receive payments under an annuity payment option at any time. If you do not specify an annuity payment date, then the annuity payment date is the later of the older annuitant's 85th birthday or 10 years after issuance. If the annuitant is living and the Contract is in force on that date, we will notify you to begin taking payments under the Contract. You may not select an annuity payment date which is on or after the older annuitant's 85th birthday or 10 years after the Contract date, whichever is the later. (No later than age 88 in Pennsylvania or age 90 in New York.)

     Depending on the type of annuity payment option selected, payments that are initiated either before or after the annuity payment date may be subject to penalty taxes (see FEDERAL TAX MATTERS). You should consider this carefully when you select or change the annuity payment date.

     You may change the annuity payment date with our prior approval. The request must be in writing and approved before we issue a supplementary Contract which provides an annuity payment option.

     Annuity Payment Options
     We offer fixed annuity payments. If, however, the accumulated value on the annuity payment date is less than $5,000 or if the amount applied under an annuity payment option is less than the minimum requirement we may pay out the entire amount. No surrender charge would be imposed. The Contract would then be canceled.

     You may choose from several fixed annuity payment options. Payments will be made on the frequency you choose. You may elect to have your annuity payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the payments is specified for the entire payment period according to the option selected. There is no right to make any total or partial surrender after the annuity payments start.

     The amount of the annuity payment depends on:
     o    amount of accumulated value;
     o    annuity payment option selected; and
     o    age and gender of annuitant (unless fixed income option is selected).

     Annuity payments generally are higher for male annuitants than for female annuitants with an otherwise identical Contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in fixing the payment amount. Additionally, Contracts with no gender distinctions are made available for certain employer-sponsored plans because under most such plans, such Contract provisions are prohibited by law.

     You may select an annuity payment option or change a previous selection by written request. We must receive the request on or before the annuity payment date. If an annuity payment option is not selected, then we will automatically apply the Life Income with Payments Guaranteed for a Period of 10 Years (see below). If you designate joint annuitants, then payment will be made pursuant to a Joint and Full Survivor Life Income for a Period of 10 Years (see below). Tax laws and regulations may impose further restrictions on annuity payment options.

     Payments under the annuity payment options are made as of the first day of each payment period beginning with the annuity payment date. The available annuity payment options are:

          Fixed Income. Payments of a fixed amount or payments for a fixed period of at least five years but not more than 30 years. Payments stop after all guaranteed payments are made.

          Life Income. Payments are made as of the first day of each payment period during the annuitant's life, starting with the annuity payment date. No payments are made after the annuitant dies. It is possible that you would only receive one payment under this option if the annuitant dies before the second payment is due.

          Life Income with Payments Guaranteed for a Period of 5 to 20 Years. Payments are made on the first day of each payment period beginning on the annuity payment date. Payments will continue until the annuitant dies. If the annuitant dies before all of the guaranteed payments have been made, then we will continue the guaranteed payments to the beneficiary.

          Joint and Full Survivor Life Income with Payments Guaranteed for a Period of 10 Years. Payments continue as long as either the annuitant or the joint annuitant is alive. If both die before all guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary.

          Joint and Two-thirds Survivor Life Income. Payments continue as long as either the annuitant or the joint annuitant is alive. If either the annuitant or joint annuitant dies, payments continue to the survivor at two-thirds the original amount. Payments stop when both the annuitant and joint annuitant have died. It is possible that only one payment is made under this option if both annuitants die before the second payment is due.

          Other annuity payment options may be available with our approval.

     Death of Annuitant
     If the owner or annuitant dies during the annuity payment period, remaining payments are made to the beneficiary throughout the guarantee period, if any, or for the life of any joint annuitant, if any. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity payment option.

     The mortality risk assumed by the Company is to make annuity payments for the full life of all annuitants regardless of how long they, or any individual annuitant, might live. Mortality risk does not apply to the Fixed Income option. Annuity payments are determined in accordance with annuity tables and other provisions contained in the Contract. This assures neither an annuitant's own longevity, nor an improvement in life expectancy, will have an adverse effect on the annuity payments received under this Contract. The annuity payment tables contained in this Contract are based on the Annuity Mortality 1983 Table a. These tables are guaranteed for the life of the Contract.

     If you own one or more qualified annuity contracts, in order to avoid tax penalties, payments from at least one of your qualified contracts must start no later than April 1 following the calendar year in which you turn age 70 1/2. The required minimum payment is a distribution in equal (or substantially equal) amounts over your life or over the joint lives of you and your designated beneficiary. In addition, payments must be made at least once a year. Tax penalties may also apply at your death on certain excess accumulations. You should consider potential tax penalties with your tax advisor when selecting an annuity payment option or taking other distributions from the Contract.

     Additional rules apply to distributions under non-qualified contracts (see REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS). However, the rules do not apply to contracts issued in connection with IRAs, SEPs or SIMPLE-IRAs.

CHARGES AND DEDUCTIONS

An annual fee, a mortality and expense risks charge and in some circumstances a purchase credit rider charge are deducted under the Contract. A surrender charge may also be deducted from certain surrenders made before the annuity payment date. We reserve the right to assess a transaction fee, state premium taxes and a daily administration charge. There are also deductions from and expenses paid out of the assets of the Mutual Funds which are described in the Mutual Funds' prospectuses.

Annual Fee
An annual fee exists which is the lesser of $30 or 2% of your accumulated value (subject to any applicable state law limitations). The fee is deducted from the DCA Plus Accounts, Fixed Account or your interest in a Division, whichever has the greatest value. The fee is deducted on each contract anniversary and upon total surrender of the Contract. This fee is currently waived for Contracts having an accumulated value on the last day of the Contract year of $30,000 or more. The aggregate value of multiple Contracts owned, or jointly owned, by you is used to attain the $30,000 accumulated value. Aggregation occurs on each Contract's anniversary. The fee assists in covering administrative costs. The Company does not anticipate any profit from this fee.

The administrative costs include costs associated with:
o    issuing Contracts;
o    establishing and maintaining the records which relate to Contracts;
o    making regulatory filings and furnishing confirmation notices;
o    preparing,   distributing   and  tabulating   voting  materials  and  other
     communications;
o    providing computer, actuarial and accounting services; and
o    processing Contract transactions.


Mortality and Expense Risks Charge
We assess each Division with a daily charge for mortality and expense risks. The annual rate of the charge is 1.25% of the average daily net assets of the Separate Account. We agree not to increase this charge for the duration of the Contract. This charge is assessed only prior to the annuity payment date. This charge is assessed daily when the value of a unit is calculated.


We have a mortality risk in that we guarantee payment of a death benefit in a single sum or under an annuity payment option. No surrender charge is imposed on a death benefit payment which gives us an additional mortality risk.

The expense risk that we assume is that the actual expenses incurred in issuing and administering the Contract exceed the Contract limits on administrative charges.

If the mortality and expense risks charge is not enough to cover the costs, we bear the loss. If the amount of mortality and expense risks charge deducted is more than our costs, the excess is profit to the Company. We expect a profit from the mortality and expense risks charge.

Purchase Payment Credit
If you elect the purchase payment credit rider we assess each Division with an additional daily charge. The annual rate of the charge is 0.60% of the average daily net assets of the Separate Account. We agree not to increase this charge for the duration of the Contract. This charge is assessed until completion of your 8th Contract year and only prior to the annuity payment date. This charge is assessed daily when the value of a unit is calculated.

If the purchase payment credit rider charge is not enough to cover the cost of the credit, we bear the loss. If the amount of the purchase payment credit rider charge deducted is more than our costs, the excess is profit to the Company. We expect a profit from the purchase payment credit rider charge.

Transaction Fee
We reserve the right to charge a transaction fee of $30 that applies to each unscheduled partial surrender after the 12th unscheduled partial surrender in a Contract year. We also reserve the right to charge a $30 transaction fee on each unscheduled transfer after the 12th such transfer in a Contract year. The transaction fee would be deducted from the DCA Plus Accounts, Fixed Account and/or your interest in a Division from which the amount is surrendered or transferred, on a pro rata basis.

Premium Taxes
We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. Any deduction is made from either a purchase payment when we receive it, or the accumulated value when you request a surrender (total or partial) or it is applied under an annuity payment option. Premium taxes range from 0% in most states to as high as 3.50%.

Surrender Charge
No sales charge is collected or deducted when purchase payments are applied under the Contract. A surrender charge is assessed on certain total or partial surrenders. The amounts we receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (commissions and other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the company's General Account assets which includes profit, if any, from the mortality and expense risks charge.

The surrender charge for any total or partial surrender is a percentage of the purchase payments surrendered which were received by us during the Contract years prior to the surrender. The applicable percentage which is applied to the sum of the purchase payments paid during each Contract year is determined by the following tables.

Surrender Charge without the purchase payment credit rider (as a percentage of amounts surrendered)

      Table of surrender charges without the purchase payment credit rider

    Number of completed Contract years        Surrender charge applied to all
       since each purchase payment             purchase payments received in
               was made                             that Contract year

       0 (year of purchase payment)*                       6%
       1                                                   6%
       2                                                   6%
       3                                                   5%
       4                                                   4%
       5                                                   3%
       6                                                   2%
       7 and later                                         0%

Surrender Charge with the purchase payment credit rider (as a percentage of amounts surrendered)

       Table of surrender charges with the purchase payment credit rider

    Number of completed  Contract  years      Surrender charge applied to all
       since each purchase payment             purchase payments received in
               was made                             that Contract year

       0 (year of purchase payment)*                         8%
       1                                                     8%
       2                                                     8%
       3                                                     8%
       4                                                     7%
       5                                                     6%
       6                                                     5%
       7                                                     4%
       8                                                     3%
       9 and later                                           0%


     * Each purchase payment begins in year 0 for purposes of calculating the percentage applied to that payment. However, purchase payments are added together by Contract year for purposes of determining the applicable surrender charge percentage. If your Contract year begins April 1 and ends March 31 the following year, then all purchase payments received during that period are considered to have been made in that Contract year.


For purpose of calculating surrender charges, we assume that surrenders and transfers are made in the following order:
o    first from purchase payments no longer subject to a surrender charge;
o then from the free surrender privilege (first from the earnings, then from the oldest purchase payments (first-in, first-out)) described below; and
o then from purchase payments subject to a surrender charge on a first-in, first-out basis.

A surrender charge is not imposed in states where it is prohibited, including:
o New Jersey- no surrender charge for total surrender on or after the later of the annuitant's 64th birthday or 4 years after the Contract date.
o Washington- no surrender charge for total surrender on or after the later of the annuitant's 70th birthday or 10 years after the Contract date.

Free Surrender Privilege
The free surrender privilege is an amount normally subject to a surrender charge that may be surrendered without a charge. The free surrender privilege is the greater of:
o earnings in the Contract (earnings = accumulated value less unsurrendered purchase payments as of the surrender date); or
o 10% of the purchase payments still subject to the surrender charge, decreased by any partial surrenders since the last Contract anniversary.
The free surrender privilege not used in a Contract year is not added to the free surrender privilege for any following Contract year(s).

Unscheduled partial surrenders of the free surrender privilege may be subject to the transaction fee described above.

     Waiver of Surrender Charge
     The surrender charge does not apply to:
     o    amounts applied under an annuity payment option; or
     o payment of any death benefit, however, the surrender charge does apply to purchase payments made by a surviving spouse after an owner's death; or
     o    amounts distributed to satisfy the minimum distribution requirement of
          Section 401(a)9 of the Code provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or
     o an amount transferred from the Contract to a single premium immediate annuity issued by the Company after the surrender charge period has expired; or
     o an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant's spouse when the distribution is made pursuant to a divorce decree; or
     o if permitted by state law, withdrawals made after the first Contract anniversary if the original owner or original annuitant has a critical need.

     Waiver of the surrender charge is available for critical need if the following conditions are met:
     o    original owner or original annuitant has a critical need; and
     o    the critical need did not exist before the Contract date.

For the purposes of this section, the following definitions apply:
o critical need - owner's or annuitant's confinement to a health care facility, terminal illness diagnosis or total and permanent disability. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the Contract date and the surrender must occur within 90 days of the confinement's end.
o health care facility - a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility primarily providing drug or alcohol treatment, or a facility owned or operated by the owner, annuitant or a member of their immediate families.
o terminal illness - sickness or injury that results in the owner's or annuitant's life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company.
o total and permanent disability - a disability that occurs after the Contract date but before the original owner or annuitant reaches age 65 and qualifies to receive social security disability benefits. In New York and West Virginia, different definitions of total and permanent disability apply. Contact us at 1-800-852-4450 for additional information.

This waiver of surrender charge rider is not available in Massachusetts, New Jersey or Pennsylvania. In New York, the rider only applies if the original owner or original annuitant suffers a total and permanent disability. Specific information is available from your sales representative or the annuity service office (1-800-852-4450).

Administration Charge
We reserve the right to assess each Division with a daily charge at the annual rate of 0.15% of the average daily net assets of the Division. This charge would only be imposed before the annuity payment date. This charge would be assessed to help cover administrative expenses. Administrative expenses include the cost of issuing the Contract, clerical, recordkeeping and bookkeeping services, keeping the required financial and accounting records, communicating with Contract owners and making regulatory filings.

Special Provisions for Group or Sponsored Arrangements
Wherepermitted by state law, Contracts may be purchased under group or sponsored arrangements as well as on an individual basis.
     Group Arrangement - program under which a trustee, employer or similar entity purchases Contracts covering a group of individuals on a group basis.
     Sponsored Arrangement - program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Contracts on an individual basis.

The charges and deductions described above may be reduced or eliminated for Contracts issued in connection with group or sponsored arrangements. The rules in effect at the time the application is approved will determine if reductions apply. Reductions may include but are not limited to sales of Contracts without, or with reduced, mortality and expense risks charges, annual fees or surrender charges.

Availability of the reduction and the size of the reduction (if any) is based on certain criteria.

Eligibility for and the amount of these reductions are determined by a number of factors, including the number of individuals in the group, the amount of expected purchase payments, total assets under management for the Contract owner, the relationship among the group's members, the purpose for which the Contract is being purchased, the expected persistency of the Contract, and any other circumstances which, in our opinion are rationally related to the expected reduction in expenses. Reductions reflect the reduced sales efforts and administrative costs resulting from these arrangements. We may modify the criteria for and the amount of the reduction in the future. Modifications will not unfairly discriminate against any person, including affected Contract owners and other contract owners with contracts funded by the Separate Account.

FIXED ACCOUNT AND DCA PLUS ACCOUNTS

This prospectus is intended to serve as a disclosure document only for the Contract as it relates to the Separate Account. It only contains selected information regarding the Fixed Account and DCA Plus Accounts. Assets in the Fixed Account and DCA Plus Accounts are held in the General Account of the Company.

The General Account is the assets of the Company other than those allocated to any of the Company's Separate Accounts. Subject to applicable law, the Company has sole discretion over the assets in the General Account. Because of exemptive and exclusionary provisions, interests in the Fixed Account and DCA Plus Accounts are not registered under the Securities Act of 1933 and the General Account is not registered as an investment company under the Investment Company Act of 1940. The Fixed Account and DCA Plus Accounts are not subject to these Acts. The staff of the SEC does not review the prospectus disclosures relating to the Fixed Account or DCA Plus Accounts. However, these disclosures are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. Separate Account expenses are not assessed against any Fixed Account or DCA Plus Account values. More information concerning the Fixed Account and DCA Plus Accounts is available from our annuity service office or from a sales representative.

Fixed Account
The Company guarantees that purchase payments allocated to the Fixed Account earn interest at a guaranteed interest rate. In no event will the guaranteed interest rate be less than 3% compounded annually.

Each purchase payment allocated or amount transferred to the Fixed Account earns interest at the guaranteed rate in effect on the date it is received or transferred. This rate applies to each purchase payment or amount transferred through the end of the Contract year.

Each Contract anniversary, we declare a renewal interest rate that is guaranteed and applies to the Fixed Account value in existence at that time. This rate applies until the end of the Contract year. Interest is earned daily and compounded annually at the end of each Contract year. Once credited, the interest is guaranteed and becomes part of the Fixed Account accumulated value from which deductions for fees and charges may be made.

Fixed Account Accumulated Value
Your Fixed Account value on any valuation date is equal to:
o    purchase payments allocated to the Fixed Account;
o plus any transfers to the Fixed Account from the Separate Account and DCA Plus Accounts;
o    plus interest credited to the Fixed Account;
o    minus  any  surrenders  or  applicable  surrender  charges  from the  Fixed
     Account;
o    minus any transfers to the Separate Account.

Fixed Account Transfers, Total and Partial Surrenders
Transfers and surrenders from the Fixed Account are subject to certain limitations. In addition, surrenders from the Fixed Account may be subject to a charge (see SURRENDER CHARGE).

You may transfer amounts from the Fixed Account to the Divisions before the annuity payment date and as provided below. The transfer is effective on the valuation date following our receiving your instructions. You may transfer amounts on either a scheduled or unscheduled basis. You may not make both scheduled and unscheduled Fixed Account transfers in the same Contract year.

     Unscheduled Fixed Account Transfers
     The minimum transfer amount is $100 (or entire Fixed Account accumulated value if less than $100). Once per Contract year, within the 30 days following the Contract anniversary date, you can:
     1) transfer an amount not to exceed 25% of your Fixed Account accumulated value; or
     2)   transfer up to 100% of your Fixed Account accumulated value if:
          o    your Fixed Account value is less than $1,000; o
          o the renewal interest rate for your Fixed Account accumulated value for the current Contract year is more than one percentage point lower than the weighted average of your Fixed Account interest rates for the preceding Contract year. We will inform you if the renewal interest rate falls to that level.


     Scheduled Fixed Account Transfers
     Fixed Account Dollar Cost Averaging
     You may make scheduled transfers on a monthly basis from the Fixed Account to the Separate Account as follows:
     o You may establish scheduled transfers by sending a written request or by telephoning the annuity service office at 1-800-852-4450.
     o Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).
     o If the selected date is not a valuation date, the transfer is completed on the next valuation date.
     o    Scheduled   transfers   are  only   available  if  the  Fixed  Account
          accumulated value is $5,000 or more at the time the scheduled transfers begin.
     o Scheduled monthly transfers of an amount not to exceed 2% of your Fixed Account accumulated value at the beginning of the Contract year or the current Fixed Account value will continue until the Fixed Account value is zero or until you notify us to discontinue them.
     o    The minimum transfer amount is $100.
     o If the Fixed Account accumulated value is less than $100 at the time of transfer, then the entire Fixed Account accumulated value will be transferred.
     o If you stop the transfers, you may not start them again without our prior approval.


Dollar Cost Averaging Plus Program (DCA Plus Program)
Purchase payments allocated to the DCA Plus Accounts earn a guaranteed interest rate. A portion of your DCA Plus Account accumulated value is periodically transferred (on the 28th of each month) to Divisions or to the Fixed Account. If the 28th is not a valuation date, then the transfer occurs on the next valuation date. The transfers are allocated according to your DCA Plus allocation instructions. Transfers into a DCA Plus Account are not permitted. If you elect the purchase payment credit rider, you may not participate in the DCA Plus Program.

     DCA Plus Purchase Payments
     You may enroll in the DCA Plus program by allocating a minimum purchase payment of $1,000 into a DCA Plus Account and selecting Divisions and/or the Fixed Account into which transfers will be made. Subsequent purchase payments of at least $1,000 are permitted. You can change your DCA Plus allocation instructions during the transfer period. Automatic portfolio rebalancing does not apply to DCA Plus Accounts.

     DCA Plus purchase payments receive the fixed rate of return in effect on the date each purchase payment is received by us. The rate of return remains in effect for the remainder of the 6-month or 12-month DCA Plus transfer program.

     Selecting A DCA Plus Account
     DCA Plus Accounts are available in either a 6-month transfer program or a 12-month transfer program. The 6-month transfer program and the 12-month transfer program generally will have different credited interest rates. You may enroll in both a 6-month and 12-month DCA Plus program. However, you may only participate in one 6-month and one 12-month DCA Plus program at a time. Under the 6-month transfer program, all payments and accrued interest must be transferred from the DCA Plus Account to the selected Divisions and/or Fixed Account in no more than 6 months. Under the 12-month transfer program, all payments and accrued interest must be transferred to the selected Divisions and/or Fixed Account in no more than 12 months.

     We will transfer an amount each month which is equal to your DCA Plus Account value divided by the number of months remaining in your transfer program. For example, if 4 scheduled transfers remain in your 6-month transfer program and you had a $4,000 DCA Plus Account accumulated value, the transfer amount would be $1,000 ($4,000 / 4).

     Scheduled DCA Plus Transfers
     Transfers are made from DCA Plus Accounts to Divisions and the Fixed Account according to your allocation instructions. The transfers begin after we receive your purchase payment and completed enrollment instructions. Transfers occur on the 28th of the month and continue until your entire DCA Plus Account accumulated value is transferred.


     Unscheduled DCA Plus Transfers
     You may make unscheduled transfers from DCA Plus Accounts to Divisions and/or the Fixed Account. A transfer is made, and values determined, as of the end of the valuation period in which we receive your request.


     DCA Plus Surrenders
     You may make scheduled or unscheduled surrenders from DCA Plus Accounts. Purchase payments earn interest according to the corresponding rate until the surrender date. Surrenders are subject to any applicable surrender charge.

GENERAL PROVISIONS

The Contract
The entire Contract is made up of: the Contract, copies of any applications, amendments, riders and endorsements attached to the Contract; current data pages; copies of any supplemental applications, amendments, endorsements and revised Contract pages or data pages which are mailed to you. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.

Delay of Payments
Surrenders are generally made within seven days after we receive your instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender, death or the transfer to or from a Division may be deferred during any period when the right to sell Mutual Fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).

The right to sell shares may be suspended during any period when:
o trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or
o    an emergency exists, as determined by the SEC, as a result of which:
     o disposal by a Mutual Fund of securities owned by it is not reasonably practicable;
     o it is not reasonably practicable for a Mutual Fund to fairly determine the value of its net assets; or
     o    the SEC permits suspension for the protection of security holders.

If payments are delayed and your surrender or transfer is not canceled by your written instruction, the amount to be surrendered or transferred will be determined the first valuation date following the expiration of the permitted delay. The surrender or transfer will be made within seven days thereafter.

In addition, payments on surrenders attributable to a purchase payment made by check may be delayed up to 15 days. This permits payment to be collected on the check. We may also defer payment of surrender proceeds payable out of the Fixed Account for a period of up to six months.

Misstatement of Age or Gender
If the age or, where applicable, gender of the annuitant has been misstated, we adjust the annuity payment under your Contract to reflect the amount that would have been payable at the correct age and gender. If we make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.

Assignment
You may assign ownership of your non-qualified Contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.

An assignment must be made in writing and filed with us at the annuity service office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the annuitant and beneficiary, are subject to any assignment on file with us. Any amount paid to an assignee is treated as a partial surrender and is paid in a single lump sum.

Change of Owner
You may change your non-qualified Contract ownership designation at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. If ownership is changed, then the waiver of the surrender charge for surrenders made because of critical need of the owner is not available. We reserve the right to require that you send us the Contract so that we can record the change.

Beneficiary
Before the annuity payment date and while the annuitant is alive, you have the right to name or change a beneficiary. This may be done as part of the application process or by sending us a written request. Under certain retirement programs, however, spousal consent may be required to name or change a beneficiary. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a written request. If a beneficiary has not been named at the time of the annuitant's death, then the benefit will be paid to the owner, if living, otherwise, to the owner's estate. If the beneficiary dies during the annuity payment period, and no other beneficiary is alive, then any remaining benefits will be paid to the beneficiary's estate.

If there are joint annuitants on the Contract, the benefit is paid on the first annuitant's death.

Contract Termination
We reserve the right to terminate the Contract and make a single sum payment (without imposing any charges) to you if your accumulated value at the end of the accumulation period is less than $2,000. Before the Contract is terminated, we will send you a notice to increase the accumulated value to $2,000 within 60 days.


Reinstatement
If you have replaced this Contract with an annuity contract from another company and want to reinstate this Contract, then the following apply:
o    we reinstate the Contract effective on the original surrender date;
o if you elect the purchase payment credit rider on the reinstatement Contract, then the 9-year surrender charge period will commence from the date of reinstatement we calculate the purchase payment credit based on the amount of the reinstatement;
o we apply the amount received from the other company and the amount of the surrender charge you paid when you surrendered the Contract;
o these amounts are priced on the valuation day the money from the other company is received by us;
o    commissions are not paid on the reinstatement amounts; and
o    new data pages are sent to your address of record.


Reports
We will mail to you a statement, along with any reports required by state law, of your current accumulated value at least once per year prior to the annuity payment date. After the annuity payment date, any reports will be mailed to the person receiving the annuity payments.

Quarterly statements reflect purchases and surrenders occurring during the quarter as well as the balance of units owned and accumulated values.

RIGHTS RESERVED BY THE COMPANY

We reserve the right to make certain changes if, in our judgment, they best serve the interests of you and the annuitant or are appropriate in carrying out the purpose of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes the Company may make include:
o    transfer  assets  in any  Division  to  another  Division  or to the  Fixed
     Account;
o    add, combine or eliminate a Division(s);
o    substitute the units of a Division for the units of another Division;
     o    if units of a Division are no longer available for investment; or
     o if in our judgment, investment in a Division becomes inappropriate considering the purposes of the Separate Account.

DISTRIBUTION OF THE CONTRACT


The individuals who sell the Contract are authorized to sell life and other forms of personal insurance and variable annuities. These people will usually be representatives of Princor Financial Services Corporation ("Princor"), Principal Financial Group, Des Moines, Iowa 50392-0200 which is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. As the principal underwriter, Princor is paid 6.5% of purchase payments by the Company for the distribution of the Contract. The Company and Princor may receive a portion of the Fidelity Variable Insurance Products and Janus Aspen Series Funds' expenses for recordkeeping, marketing and distribution services. The Contract may also be sold through other selected broker-dealers registered under the Securities and Exchange Act of 1933 or firms that are exempt from such registration. Princor is also the principal underwriter for various registered investment companies organized by the Company. Princor is a subsidiary of Principal Financial Services, Inc.


PERFORMANCE CALCULATION

The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the hypothetical performance of its Divisions for this Contract as if the Contract had been issued on or after the date the Mutual Fund in which the Division invests was first offered. The hypothetical performance from the date of the inception of the Mutual Fund in which the Division invests is calculated by reducing the actual performance of the underlying Mutual Fund by the fees and charges of this Contract as if it had been in existence.

The yield and total return figures described below vary depending upon market conditions, composition of the underlying Mutual Fund's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.

From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield" for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Division is assumed to be reinvested. The "effective yield" is slightly higher than the "yield" because of the compounding effect of the assumed reinvestment.

In addition, the Separate Account advertises the "yield" for other Divisions for the Contract. The "yield" of a Division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period.

The Separate Account also advertises the average annual total return of its various Divisions. The average annual total return for any of the Divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable accumulated value.

VOTING RIGHTS

The Company votes shares of the Principal Variable Contracts Fund, Inc., AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. Value Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II and Janus Aspen Series - Service Shares Aggressive Growth Portfolio held in the Separate Account at meetings of shareholders of those Mutual Funds. It follows your voting instructions if you have an investment in the corresponding Division.

The number of Mutual Fund shares in which you have a voting interest is determined by your investments in a Mutual Fund as of a "record date." The record date is set by the Mutual Fund within the requirements of the laws of the state which govern the various Mutual Funds. The number of Mutual Fund shares held in the Separate Account attributable to your interest in each Division is determined by dividing the value of your interest in that Division by the net asset value of one share of the Mutual Fund. Shares for which owners are entitled to give voting instructions, but for which none are received, and shares of the Mutual Fund owned by the Company are voted in the same proportion as the total shares for which voting instructions have been received.

Voting materials are provided to you along with an appropriate form that may be used to give voting instructions to the Company.

If the Company determines pursuant to applicable law, that Mutual Fund shares held in Separate Account B need not be voted pursuant to instructions received from owners, then the Company may vote Mutual Fund shares held in the Separate Account in its own right.

FEDERAL TAX MATTERS

The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a qualified tax adviser about the tax implications of taking action under a Contract or related retirement plan.

Non-Qualified Contracts

Section 72 of the Code governs the income taxation of annuities in general.
o Purchase payments made under non-qualified Contracts are not excludable or deductible from your gross income or any other person's gross income.
o An increase in the accumulated value of a non-qualified Contract owned by a natural person resulting from the investment performance of the Separate Account or interest credited to the DCA Plus Accounts and the Fixed Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.
o Generally, owners who are not natural persons are immediately taxed on any increase in the accumulated value.

The following discussion applies generally to Contracts owned by natural persons.
o Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.
o The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.
o    Annuity payments:
     o The investment in the Contract is generally the total of the purchase payments made.
     o The portion of the annuity payment that represents the amount by which the accumulated value exceeds purchase payments is taxed as ordinary income. The remainder of each annuity payment is not taxed.
     o After the purchase payment(s) in the Contract is paid out, the full amount of any annuity payment is taxable.

For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the same owner within the same calendar year are treated as if they are a single contract.

A transfer of ownership of a Contract, or designation of an annuitant or other payee who is not also the owner, may result in a certain income or gift tax consequences to the owner. If you are contemplating any transfer or assignment of a Contract, you should contact a competent tax advisor with respect to the potential tax effects of such transactions.

Required Distributions for Non-Qualified Contracts
In order for a non-qualified Contract to be treated as an annuity contract for federal income tax purposes, the Code requires:
o If the person receiving payments dies on or after the annuity payment date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person's death.
o If you die prior to the annuity payment date, the entire interest in the Contract will be distributed:
     o    within five years after the date of your death; or
     o as annuity payments which begin within one year of your death and which are made over the life of your designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.
o If you take a distribution from the Contract before you are 59 1/2, you may incur an income tax penalty.

Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuity payment date by paying the death benefit in a single sum, subject to proof of your death. The beneficiary may elect by written request to receive an annuity payment option instead of a lump sum payment.

If your designated beneficiary is your surviving spouse, the Contract may be continued with your spouse deemed to be the new owner for purposes of the Code. Where the owner or other person receiving payments is not a natural person, the required distributions provided for in the Code apply upon the death of the annuitant.


IRA, SEP, and SIMPLE-IRA
The Contract may be used to fund IRAs, SEPs, and SIMPLE-IRAs.
o IRA - An Individual Retirement Annuity (IRA) is a retirement savings annuity. Contributions grow tax deferred.
o SEP-IRA - A SEP is a form of IRA. A SEP allows you, as an employer, to provide retirement benefits for your employees by contributing to their IRAs.
o SIMPLE-IRA - SIMPLE stands for Savings Incentive Match Plan for Employers. A SIMPLE-IRA allows employees to save for retirement by deferring salary on a pre-tax basis and receiving predetermined company contributions.


The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, purchase payments made under a retirement program recognized under the Code are excluded from the participant's gross income for tax purposes prior to the annuity payment date (subject to applicable state law). The portion, if any, of any purchase payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee's option may be subject to limitations.

If you are purchasing this Contract to fund a tax qualified retirement plan, you should be aware that the tax-deferred accrual feature is available with any qualified investment vehicle within a qualified plan and is NOT unique to a variable annuity. This Contract provides additional benefits such as lifetime income options, death benefit protection and guaranteed expense levels.

The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain Retirement Plans. Check with your tax advisor for the rules which apply to your specific situation.

With respect to IRAs, IRA rollovers and SIMPLE-IRAs there is a 10% penalty under the Code on the taxable portion of a "premature distribution." The tax is increased to 25% in the case of distributions from SIMPLE-IRAs during the first two years of participation. Generally, an amount is a "premature distribution" unless the distribution is:
o    made on or after you reach age 59 1/2;
o    made to a beneficiary on or after your death;
o    made upon your disability;
o part of a series of substantially equal periodic payments for the life or life expectancy of you or you and the beneficiary;
o    made to pay medical expenses;
o    for certain unemployment expenses;
o    for first home purchases (up to $10,000); or
o    for higher education expenses.


Rollover IRAs
If you receive a lump-sum distribution from a pension or profit sharing plan or tax-sheltered annuity, you may maintain the tax-deferred status of the money by rolling it into a "Rollover Individual Retirement Annuity." Generally, distributions from a qualified plan are subject to mandatory income tax withholding at a rate of 20%, unless the participant elects a direct rollover. You have 60 days from receipt of the money to complete this transaction. If you choose not to reinvest or go beyond the 60 day limit and are under age 59 1/2, you will incur a 10% IRS penalty as well as income tax expenses.


Withholding
Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding  the  recipient's  election,  withholding  may  be  required  on payments delivered outside the United States. Moreover, special "backup withholding" rules may require us to disregard the recipient's election if the recipient fails to supply us with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the TIN provided by the recipient is incorrect.

Mutual Fund Diversification

The United States Treasury Department has adopted regulations under Section 817(h) of the Code which establishes standards of diversification for the investments underlying the Contracts. Under this Code Section, Separate Account investments must be adequately diversified in order for the increase in the value of non-qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying Mutual Fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of a Mutual Fund to meet the diversification requirements could result in tax liability to non-qualified Contract holders.

The investment opportunities of the Mutual Funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners of Contracts for whom diversification is not a requirement for tax-deferred treatment.

STATE REGULATION

The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa or her representatives at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.

In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.

LEGAL OPINIONS

Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa Insurance Law, have been passed upon by Karen Shaff, General Counsel and Senior Vice President.

LEGAL PROCEEDINGS

There are no legal proceedings pending to which Separate Account B is a party or which would materially affect Separate Account B.

REGISTRATION STATEMENT

This prospectus omits some information contained in the SAI (Part B of the registration statement) and Part C of the registration statement which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus. You may request a free copy of the SAI by writing or telephoning the annuity service office. You may obtain a copy of Part C of the registration statement from the SEC, Washington, D.C. by paying the prescribed fees.

OTHER VARIABLE ANNUITY CONTRACTS

The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.

INDEPENDENT AUDITORS

The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are included in the SAI. Those statements have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports which also appear in the SAI.

FINANCIAL STATEMENTS

The consolidated financial statements of Principal Life Insurance Company which are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.

CUSTOMER INQUIRIES

Your  questions  should be directed to:  Principal  Flexible  Variable  Annuity,
Principal   Financial  Group,  P.O.  Box  9382,  Des  Moines,  Iowa  50306-9382,
1-800-852-4450.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Independent Auditors   .....................................................   4
Calculation of Yield and Total Return   ....................................   4
Taxation Under Certain Retirement Plans.....................................   8
Principal Life Insurance Company Separate Account B
     Report of Independent Auditors ........................................   9
     Financial Statements...................................................  10
Principal Life Insurance Company
     Report of Independent Auditors ........................................  37
     Consolidated Financial Statements......................................  38


To obtain a free copy of the SAI write or telephone:

                       Principal Flexible Variable Annuity
                            Principal Financial Group
                                  P.O. Box 9382
                           Des Moines, Iowa 50306-9382
                            Telephone: 1-800-852-4450

                                     PART B

               PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

                   FLEXIBLE VARIABLE ANNUITY ("FVA") CONTRACT





                       Statement of Additional Information

                             dated November 15, 2000


This Statement of Additional Information provides information about Principal Life Insurance Company Separate Account B Flexible Variable Annuity (the "Contract") in addition to the information that is contained in the Contract's Prospectus, dated November 15, 2000.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:



                                Variable Annuity
                          The Principal Financial Group
                                  P.O. Box 9382
                           Des Moines Iowa 50306-9382
                            Telephone: 1-800-852-4450


                                TABLE OF CONTENTS


Independent Auditors ..................................................       4


Principal Underwriter..................................................       4


Calculation of Yield and Total Return..................................       4

Taxation Under Certain Retirement Plans................................       8

Principal Life Insurance Company Separate Account B

        Report of Independent Auditors.................................       9

        Financial Statements...........................................      10

Principal Life Insurance Company

        Report of Independent Auditors.................................      37

        Consolidated Financial Statements..............................      38

INDEPENDENT AUDITORS

Ernst & Young LLP, Des Moines, Iowa, serve as independent auditors for Principal Life Insurance Company Separate Account B and Principal Life Insurance Company and perform audit and accounting services for Separate Account B and Principal Life Insurance Company.


PRINCIPAL UNDERWRITER

Princor Financial Services Corporation ("Princor") is the principal underwriter of the Contract. Princor is a subsidiary of Principal Financial Services, Inc. The Contract's offering to the public is continuous. As the principal underwriter, Princor is paid for the distribution of the Contract. For the last three fiscal years Princor has received and retained the following commissions:

                1999                   1998                     1997
          received/retained      received/retained        received/retained
          -----------------      -----------------        -----------------
           $11,907,807/$0         $13,284,014/$0           $11,491,356/$0


CALCULATION OF YIELD AND TOTAL RETURN

The  Separate  Account  may  publish   advertisements   containing   information
(including graphs, charts, tables and examples) about the performance of one or more of its Divisions.


The Contract was not offered prior to June 16, 1994. However, the Divisions invest in Accounts of the Principal Variable Contracts Fund, Inc., AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. Value Fund, Fidelity Variable Insurance Products Fund, and Fidelity Variable Income Products Fund II. Effective June 12, 2000 the Principal Variable Contracts Fund, Inc. Stock Index 500 Account changed its name to the LargeCap Stock Index Account. Effective January 1, 1998 the Mutual Funds which correspond to Accounts of the Principal Variable Contracts Fund, Inc. were reorganized as follows:


           Old Mutual Fund Name                                         New Corresponding Name
           --------------------                                         ----------------------
                                                                Principal Variable Contracts Fund, Inc.
     Principal Aggressive Growth Fund, Inc.                        Aggressive Growth Account
     Principal Asset Allocation Fund, Inc.                         Asset Allocation Account
     Principal Balanced Fund, Inc.                                 Balanced Account
     Principal Bond Fund, Inc.                                     Bond Account
     Principal Capital Accumulation Fund, Inc.                     Capital Value Account
     Principal Emerging Growth Fund, Inc.                          MidCap Account
     Principal Government Securities Fund, Inc.                    Government Securities Account
     Principal Growth Fund, Inc.                                   Growth Account
     Principal Money Market Fund, Inc.                             Money Market Account
     Principal World Fund, Inc.                                    International Account


These Accounts, along with AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. Value Fund and Fidelity VIP Growth Portfolio Service Class, were offered prior to the date the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this Contract had the Contract been issued on or after the date the Mutual Fund in which such Division invests was first offered. Because Service Class shares for the Fidelity VIP Growth Division were not offered until November 3, 1997, performance shown for periods prior to that date represent the historical results of Initial Class shares and do not include the effects of the Service Class' higher annual fees and expenses. Service Shares of the Janus Aspen Series were first offered on December 31, 1999. Performance shown for periods prior to December 31, 1999, reflects performance of a different class of shares (the Institutional Shares) restated based on the Service Shares' estimated fees and expenses including the Service Shares' .25% 12b-1 fee and ignoring any fee and expense limitations. The hypothetical performance from the date of inception of the Mutual Fund in which the Division invests is derived by reducing the actual performance of the underlying Mutual Fund by the fees and charges of the Contract as if it had been in existence. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Mutual Fund's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.


From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield" for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Division refers to the income generated by an investment under the Contract in the Division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the "yield" and "effective yield."

In addition, from time to time, the Separate Account will advertise the "yield" for certain other Divisions for the Contract. The "yield" of a Division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a surrender charge which, if included, would reduce the "yield."

Also, from time to time, the Separate Account will advertise the average annual total return of its various Divisions. The average annual total return for any of the Divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Contract value. In this calculation the ending value is reduced by a surrender charge that decreases from 6% to 0% over a period of 7 years. The Separate Account may also advertise total return figures for its Divisions for a specified period that does not take into account the surrender charge in order to illustrate the change in the Division's unit value over time. See "Charges and Deductions" in the Prospectus for a discussion of surrender charges.

Following are the hypothetical average annual total returns for the period ending December 31, 1999 assuming the Contract had been offered as of the effective dates of the underlying Mutual Funds in which the Divisions invest:

                 Contract without purchase payment credit rider

                                                  With Surrender Charge                Without Surrender Charge

           Division                     One Year       Five Year       Ten Year       One Year       Five Year       Ten Year
-----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Division                31.74%          30.07%        27.01%(1)       37.74%          30.34%         27.19%(1)
Asset Allocation Division                 11.98           14.06         12.56(1)        17.98           14.53          12.87(1)
Balanced Division                         (4.91)          11.80          9.94            1.09           12.31           9.94
Bond Division                             (9.83)           5.72          6.38           (3.83)           6.35           6.38
Capital Value Division                   (11.51)          15.95         11.48           (5.51)          16.39          11.48
Government Securities Division            (7.56)           5.96          6.36           (1.56)           6.58           6.36
Growth Division                            8.96           18.52         17.19(2)        14.96           18.92          17.44(2)
International Division                    18.34           15.35         12.66(2)        24.34           15.80          12.96(2)
International Emerging Markets Division     N/A            N/A           N/A              N/A            N/A            N/A
International SmallCap Division           85.38           34.55(3)       N/A            91.38           37.47(3)        N/A
LargeCap Growth Division                  25.34(4)         N/A           N/A            31.34(4)         N/A            N/A
LargeCap Growth Equity Division             N/A            N/A           N/A              N/A            N/A            N/A
LargeCap Stock Index Division              2.00(4)         N/A           N/A             8.00 (4)        N/A            N/A
MicroCap Division                         (8.33)         (17.20) (3)     N/A            (2.33)         (13.18) (3)      N/A
MidCap Division                            5.61           15.65         13.87           11.61           16.10          13.87
MidCap Growth Division                     3.27           (0.82) (3)     N/A             9.27            2.76(3)        N/A
MidCap Growth Equity Division               N/A            N/A           N/A              N/A            N/A            N/A
Money Market Division                     (2.51)           3.32          3.63            3.49            3.84           3.63
Real Estate Division                     (11.69)         (11.63) (3)     N/A            (5.69)          (7.78) (3)      N/A
SmallCap Division                         35.77            3.38(3)       N/A            41.77            6.86(3)        N/A
SmallCap Growth Division                  87.23           47.50(3)       N/A            93.23           50.25(3)        N/A
SmallCap Value Division                   13.91           (3.05)(3)      N/A            19.91            0.58(3)        N/A
Utilities Division                        (5.01)           5.60(3)       N/A             0.99            9.03(3)        N/A
AIM V.I. Growth Division                  27.54           27.79         21.37(5)        33.54           28.02          21.37(5)
AIM V.I. Growth and Income Division       26.57           26.34         22.79(2)        32.57           26.57          22.93(2)
AIM V.I. Value Division                   22.27           25.39         21.51(5)        28.27           25.64          21.51(5)
Fidelity VIP II Contrafund Division       16.58           26.71(6)       N/A            22.58           26.95(6)        N/A
Fidelity VIP Growth Division              29.57           27.84         18.38           35.57           28.06          18.38
Janus Aspen Aggressive Growth Division   114.53           33.97         32.31(7)       120.53           34.15          32.31(7)

 (1) Partial period beginning June 1, 1994.
 (2) Partial period beginning May 2, 1994.
 (3) Partial period beginning May 1, 1998.
 (4) Partial period beginning May 3, 1999.
 (5) Partial period beginning May 5, 1993.
 (6) Partial period beginning January 31, 1995.
 (7) Partial period beginning September 13, 1993.

                   Contract with purchase payment credit rider

                                                  With Surrender Charge                Without Surrender Charge

           Division                     One Year       Five Year       Ten Year       One Year       Five Year       Ten Year
-----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Division                28.92%          29.14%        26.13%(1)       36.92           29.57%         26.43%(1)
Asset Allocation Division                  9.27           13.12         11.66(1)        17.27           13.85          12.19(1)
Balanced Division                         (7.51)          10.85          9.28            0.49           11.64           9.28
Bond Division                            (12.41)           4.74          5.74           (4.41)           5.72           5.74
Capital Value Division                   (14.07)          15.01         10.81           (6.07)          15.69          10.81
Government Securities Division           (10.15)           4.97          5.72           (2.15)           5.94           5.72
Growth Division                            6.27           17.59         16.30(2)        14.27           18.21          16.74(2)
International Division                    15.59           14.42         11.76(2)        23.59           15.11          12.28(2)
International Emerging Markets Division     N/A            N/A           N/A              N/A            N/A            N/A
International SmallCap Division           82.23           32.72(3)       N/A            90.23           36.65(3)        N/A
LargeCap Growth Division                  22.82(4)         N/A           N/A            30.82(4)         N/A            N/A
LargeCap Growth Equity Division             N/A            N/A           N/A              N/A            N/A            N/A
LargeCap Stock Index Division             (0.43) (4)       N/A           N/A             7.57(4)         N/A            N/A
MicroCap Division                        (10.92)         (19.11) (3)     N/A            (2.92)         (13.70) (3)      N/A
MidCap Division                            2.94           14.72         13.19           10.94           15.40          13.19
MidCap Growth Division                     0.61           (2.66) (3)     N/A             8.61            2.14(3)        N/A
MidCap Growth Equity Division               N/A            N/A           N/A              N/A            N/A            N/A
Money Market Division                     (5.13)           2.14          3.01            2.87            3.22           3.01
Real Estate Division                     (14.26)         (13.51) (3)     N/A            (6.26)          (8.33) (3)      N/A
SmallCap Division                         32.92            1.55(3)       N/A            40.92            6.22(3)        N/A
SmallCap Growth Division                  84.08           45.66(3)       N/A            92.08           49.35(3)        N/A
SmallCap Value Division                   11.19           (4.90) (3)     N/A            19.19           (0.02) (3)      N/A
Utilities Division                        (7.61)           3.77(3)       N/A             0.39            8.38(3)        N/A
AIM V.I. Growth Division                  24.75           26.80         20.44(5)        32.75           27.26          20.65(5)
AIM V.I. Growth and Income Division       23.78           25.34         21.85(2)        31.78           25.82          22.20(2)
AIM V.I. Value Division                   19.51           24.39         20.59(5)        27.51           24.89          20.79(5)
Fidelity VIP II Contrafund Division       13.86           25.70(6)       N/A            21.86           26.20(6)        N/A
Fidelity VIP Growth Division              26.76           26.84         17.68           34.76           27.31          17.68
Janus Aspen Aggressive Growth Division   111.29           32.98         31.39(7)       119.29           33.37          31.58(7)

 (2) Partial period beginning May 2, 1994.
 (3) Partial period beginning May 1, 1998.
 (4) Partial period beginning May 3, 1999.
 (5) Partial period beginning May 5, 1993.
 (6) Partial period beginning January 31, 1995.
 (7) Partial period beginning September 13, 1993.

TAXATION UNDER CERTAIN RETIREMENT PLANS

INDIVIDUAL RETIREMENT ANNUITIES

Purchase Payments. Individuals may make contributions for individual retirement annuity ("IRA") Contracts. Deductible contributions for any year may be made up to the lesser of $2,000 or 100% of compensation for individuals who (1) are not active participants in another retirement plan, (2) are unmarried and have adjusted gross income of $40,000 or less, or (3) are married and have adjusted gross income of $60,000 or less. Such individuals may establish an IRA for a spouse who makes no contribution to an IRA for the tax year. The annual purchase payments for both spouses' Contracts cannot exceed the lesser of $4,000 or 100% of the working spouse's earned income, and no more than $2,000 may be contributed to either spouse's IRA for any year. Individuals who are active participants in other retirement plans and whose adjusted gross income (with certain special adjustments) exceeds the cut-off point ($40,000 for unmarried, $60,000 for married persons filing jointly, and $0 for married persons filing a separate return) by less than $10,000 are entitled to make deductible IRA contributions in proportionately reduced amounts. For example, a married individual who is an active participant in another retirement plan and files a separate tax return is entitled to a partial IRA deduction if the individual's adjusted gross income is less than $10,000, and no IRA deduction if his or her adjusted gross income is equal to or greater than $10,000. Individuals whose spouse is an active participant in other retirement plans and whose combined adjusted gross income exceeds the cutoff point of $150,000 by less than $10,000 are entitled to make deductible IRA contributions in proportionately reduced amounts.

An individual may make non-deductible IRA contributions to the extent of the excess of (1) the lesser of $2,000 ($4,000 in the case of a spousal IRA) or 100% of compensation over (2) the IRA deductible contributions made with respect to the individual.

An individual may not make any contribution to his/her own IRA for the year in which he/she reaches age 70 1/2 or for any year thereafter.

Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are exempted from this penalty tax, including distributions following the owner's death or disability if the distribution is paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of Owner and the Owner's designated Beneficiary; distributions to pay medical expenses; distributions for certain unemployment expenses; distributions for first home purchases (up to $10,000) and distributions for higher education expenses.

Required Distributions. Generally, distributions from IRA Contracts must commence not later than April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2, and such distributions must be made over a period that does not exceed the life expectancy of the owner (or the owner and beneficiary). A penalty tax of 50% would be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year. In addition, in the event that the owner dies before his or her entire interest in the Contract has been distributed, the owner's entire interest must be distributed in accordance with rules similar to those applicable upon the death of the Contract Owner in the case of a non-qualified Contract, as described in the Prospectus.

Tax-Free Rollovers. The Internal Revenue Code (the "Code") permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified employer pension, profit-sharing, annuity, bond purchase or tax-deferred annuity plan to an IRA Contract if certain conditions are met, and if the rollover of assets is completed within 60 days after the distribution from the qualified plan is received. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans or tax-deferred annuity plan distributions. In addition, not more frequently than once every twelve months, amounts may be rolled over tax-free from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees.

SIMPLIFIED EMPLOYEE PENSION PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLANS

Purchase Payments. Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of $24,000 or 15% or the employee's earned income. Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan ("SAR/SEP") on their behalf on a salary reduction basis. These salary reduction contributions may not exceed $10,000 in 2000, which is indexed for inflation. Employees of tax-exempt organizations and state and local government agencies are not eligible for SAR/SEPs.

Taxation of Distributions. Generally, distribution payments from SEPs and SAR/SEPs are subject to the same distribution rules described above for IRAs.

Required Distributions. SEPs and SAR/SEPs are subject to the same minimum required distribution rules described above for IRAs.

Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and from SEPs and SAR/SEPs in the same manner as described above for IRAs, subject to the same conditions and limitations.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)

Purchase Payments. Under Section 408(p) of the Code, employers may establish a type of IRA plan known as a Simple IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. These salary reduction contributions may not exceed $6,000 in 2000, which is indexed for inflation. Total salary reduction contributions are limited to $10,000 per year for any employee who makes salary reduction contributions to more than one plan. Employers are required to contribute to the SIMPLE IRA, which contributions may not exceed the lesser of: (1) The amount of salary deferred by the employee, (2) 3% of the employee's compensation, or (3) $6,000, if the employer contributes on a matching basis; or the lesser of: (1) 2% of the employee's compensation, or (2) $3,200, if the employer makes non-elective contributions. An employer may not make contributions to both a SIMPLE IRA and another retirement plan for the same calendar year.

Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are subject to the same distribution rules described above for IRAs, except that distributions made within two years of the date of an employee's first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.

Required Distributions. SIMPLE IRAs are subject to the same minimum required distribution rules described above for IRAs.

Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs are permitted after two years have elapsed from the date of an employee's first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are not permitted.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

Purchase  Payments.  Under  Section  408A  of the  Code,  Individuals  may  make nondeductible contributions to Roth IRA contracts up to $2,000. This contribution amount must be reduced by the amount of any contributions made to other IRAs for the benefit of the Roth IRA owner. The maximum $2,000 contribution is phased out for single taxpayers with adjusted gross income between $95,000 and $110,000 and for joint filers with adjusted gross income between $150,000 and $160,000. If taxable income is recognized on the regular IRA, an IRA owner with adjusted gross income of less than $100,000 may convert a regular IRA into a Roth IRA. If the conversion is made in 1999, IRA income recognized may be spread over four years. Otherwise, all IRA income will need to be recognized in the year of conversion. No IRS 10% tax penalty will apply to the conversion.

Taxation of Distribution. Qualified distributions are received income-tax free by the Roth IRA owner, or beneficiary in case of the Roth IRA owner's death. A qualified distribution is any distribution made after five years if the IRA owner is over age 59 1/2, dies, becomes disabled, or uses the funds for first-time home buyer expenses at the time of distribution. The five-year period for converted amounts begins from the year of the conversion.








                     Report of Independent Auditors




Board of Directors and Participants
Principal Life Insurance Company


We have audited the accompanying individual and combined statements of net assets of Principal Life Insurance Company Separate Account B (comprised of the Aggressive Growth, AIM V.I. Growth, AIM V.I. Growth and Income, AIM V.I. Value, American Century VP Growth & Income, Asset Allocation, Balanced, Blue Chip, Bond, Capital Value, Fidelity VIP II Contrafund, Fidelity VIP Growth, Government Securities, Growth, International, International SmallCap, LargeCap Growth, MicroCap, MidCap, MidCap Growth, MidCap Value, Money Market, Real Estate, SmallCap, Small Cap Growth, SmallCap Value, Stock Index 500, Templeton VP Stock, and Utilities Divisions) as of December 31, 1999, and the related statements of operations for the year then ended, and changes in net assets for each of the two years in the period then ended, except for those divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Principal Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the respective divisions of Principal Life Insurance Company Separate Account B at December 31, 1999, and the individual and combined results of their operations and the changes in their net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Des Moines, Iowa
January 31, 2000

                        Principal Life Insurance Company
                               Separate Account B

                            Statements of Net Assets

                                December 31, 1999

Assets
Investments:
     Aggressive Growth Division:
         Aggressive Growth Account - 14,480,324 shares at net asset value of $23.89
              per share (cost - $247,636,940)                                                               $   345,934,950
AIM V.I. Growth Division:
         AIM V.I. Growth Fund - 367,954 shares at net asset value of
              $32.25 per share (cost - $10,843,312)                                                              11,866,523
AIM V.I. Growth and Income Division:
         AIM V.I. Growth and Income Fund - 572,233 shares at net asset value
              of $31.59 per share (cost - $15,842,561)                                                           18,076,830
AIM V.I. Value Division:
         AIM V.I. Value Fund - 396,108 shares at net asset value of
              $33.50 per share (cost - $12,184,028)                                                              13,269,626
American Century VP Growth & Income Division:
         American Century Variable Portfolios Inc.: VP Income & Growth - 59,948
              shares at net asset value of $8.00 per share (cost - $452,533)                                        479,584
Asset Allocation Division:
         Asset Allocation Account - 5,825,489 shares at net asset value of
              $13.23 per share (cost - $69,961,149)                                                              77,071,217
Balanced Division:
         Balanced Account - 12,810,215 shares at net asset value
              of $15.41 per share (cost - $195,788,197)                                                         197,405,415
Blue Chip Division:
         Blue Chip Account - 121,699 shares at net asset value of
              $10.38 per share (cost - $1,209,626)                                                                1,263,239
Bond Division:
         Bond Account - 10,877,467 shares at net asset value of
              $10.89 per share (cost - $127,987,262)                                                            118,455,611
Capital Value Division:
         Capital Value Account - 10,954,082 shares at net asset value of
              $30.74 per share (cost - $347,959,367)                                                            336,728,479
Fidelity VIP II Contrafund Division:
         Fidelity Variable Insurance Products Fund II: Fidelity VIP II Contrafund Portfolio
              -557,500 shares at net asset value of $29.10 per share (cost - $14,465,592)                        16,223,239
Fidelity VIP Growth Division:
         Fidelity Variable Insurance Products Fund: Fidelity VIP Growth Portfolio -
              318,430 shares at net asset value of $54.80 per share (cost - $15,490,259)                         17,449,942
Government Securities Division:
         Government Securities Account - 13,106,099 shares at
              net asset value of $10.26 per share (cost - $140,102,412)                                         134,468,582
Growth Division:
         Growth Account - 14,144,733 shares at net asset value of
              $23.56 per share (cost - $225,380,262)                                                            333,249,917


See accompanying notes.


Assets (continued)
International Division:
     International Account - 11,452,229 shares at net asset value of
              $15.95 per share (cost - $152,867,356)                                                        $   182,663,050
International SmallCap Division:
     International SmallCap Account - 1,285,315 shares at net asset
              value of $16.66 per share (cost - $15,116,129)                                                     21,413,344
LargeCap Growth Division:
         LargeCap Growth Account - 31,315 shares at net asset value of
              $13.26 per share (cost - $348,017)                                                                    415,243
MicroCap Division:
         MicroCap Account - 239,140 shares at net asset value of
              $8.07 per share (cost - $2,025,966)                                                                 1,929,858
MidCap Division:
         MidCap Account - 6,237,946 shares at net asset value of
              $36.90 per share (cost - $185,823,068)                                                            230,180,208
MidCap Growth Division:
         MidCap Growth Account - 746,126 shares at net asset value
              of $10.66 per share (cost - $6,962,670)                                                             7,953,706
MidCap Value Division:
         MidCap Value Account - 18,033 shares at net asset value of
              $11.11 per share (cost - $182,264)                                                                    200,351
Money Market Division:
         Money Market Account - 105,970,695 shares at net asset value of $1.00 per share                        105,970,695
Real Estate Division:
         Real Estate Account - 278,645 shares at net asset value of $8.20
              per share (cost - $2,533,981)                                                                       2,284,887
SmallCap Division:
         SmallCap Account - 1,328,035 shares at net asset value of $10.74
              per share (cost - $12,087,261)                                                                     14,263,092
SmallCap Growth Division:
         SmallCap Growth Account - 1,417,579 shares at net asset value of
              $19.56 per share (cost - $18,398,605)                                                              27,727,835
SmallCap Value Division:
         SmallCap Value Account - 539,656 shares at net asset value
              of $10.06 per share (cost - $4,578,677)                                                             5,428,934
Stock Index 500 Division:
         Stock Index 500 Account - 2,676,801 shares at net asset value of
              $10.71 per share (cost - $26,690,451)                                                              28,668,536
Templeton VP Stock Division:
         Templeton Variable Products Series Fund: Templeton Stock Fund Class 2 -
              9,444 shares at net asset value of $24.29 per share (cost - $206,732)                                 229,397
Utilities Division:
         Utilities Account - 1,774,898 shares at net asset value of $10.90 per share
              (cost - $18,915,925)                                                                               19,346,388

Combined net assets                                                                                          $2,270,618,678

                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Net Assets (continued)

                                December 31, 1999


                                                              Units           Unit
                                                                              Value
Net assets are represented by:
   Aggressive Growth Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                     9,017,582            $38.36             $345,934,950

AIM V.I. Growth Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                       968,222             12.26               11,866,523

AIM V.I. Growth and Income Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                     1,493,915             12.10               18,076,830

AIM V.I. Value Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                     1,148,659             11.55               13,269,626

American Century VP Growth & Income Division:
     Contracts in accumulation period:
       Principal Freedom Variable Annuity                    43,170             11.11                  479,584

Asset Allocation Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                     3,913,104             19.70               77,071,217

Balanced Division:
     Contracts in accumulation period:
       Personal Variable                                  2,848,631              1.80                5,131,683
       Premier Variable                                  16,370,101              1.82               29,830,647
       The Principal Variable Annuity                     9,102,804             17.85              162,443,085

                                                                                                   197,405,415
Blue Chip Division:
     Contracts in accumulation period:
     Principal Freedom Variable Annuity                     123,177             10.26                1,263,239

Bond Division:
     Contracts in accumulation period:
       Personal Variable                                    998,334              1.42                1,421,734
       Premier Variable                                   7,414,544              1.44               10,676,104
       Principal Freedom Variable Annuity                   107,056              9.71                1,039,234
       The Principal Variable Annuity                     7,677,363             13.72              105,318,539

                                                                                                   118,455,611


See accompanying notes.


                                                              Units             Unit
                                                                                Value

Net assets are represented by (continued):
   Capital Value Division:
     Currently payable annuity contracts:
       Bankers Flexible Annuity                               3,544             30.01             $    106,344
       Pension Builder Plus - Rollover IRA                   50,709              6.17                  313,027
       Premier Variable                                     135,307              2.56                  346,812

                                                                                                       766,183
     Contracts in accumulation period:
       Bankers Flexible Annuity                             199,132            $30.01                5,976,135
       Pension Builder Plus                               1,091,155              5.54                6,047,096
       Pension Builder Plus - Rollover IRA                  167,496              6.17                1,033,755
       Personal Variable                                  4,014,371              2.52               10,123,021
       Premier Variable                                  22,330,793              2.56               57,237,192
       Principal Freedom Variable Annuity                   103,107              8.87                  914,718
       Principal Variable Annuity                        11,633,608             21.89              254,630,379

                                                                                                   335,962,296

                                                                                                   336,728,479
   Fidelity VIP II Contrafund Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                     1,436,477             11.29               16,223,239

   Fidelity VIP Growth Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                     1,441,196             12.11               17,449,942

   Government Securities Division:
     Contracts in accumulation period:
       Pension Builder Plus                                 356,199              2.14                  760,507
       Pension Builder Plus - Rollover IRA                   30,817              2.28                   70,140
       Personal Variable                                  2,110,735              1.51                3,182,014
       Premier Variable                                   8,431,716              1.53               12,921,136
       The Principal Variable Annuity                     8,553,790             13.74              117,534,785

                                                                                                   134,468,582
   Growth Division:
     Contracts in accumulation period:
       Personal Variable                                  3,115,301              2.46                7,664,116
       Premier Variable                                  20,774,213              2.49               51,676,583
       The Principal Variable Annuity                    10,998,654             24.90              273,909,218

                                                                                                   333,249,917
   International Division:
     Contracts in accumulation period:
       Personal Variable                                  1,754,632              2.06                3,619,950
       Premier Variable                                  10,814,176              2.09               22,547,859
       Principal Freedom Variable Annuity                    53,300             11.68                  622,564
       The Principal Variable Annuity                     7,798,860             19.99              155,872,677

                                                                                                   182,663,050
   International SmallCap Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                     1,246,116             17.18               21,413,344




             Principal Life Insurance Company
                    Separate Account B

           Statements of Net Assets (continued)

                     December 31, 1999

                                                              Units             Unit
                                                                                Value

Net assets are represented by (continued):
   LargeCap Growth Division:
     Contracts in accumulation period:
       Principal Freedom Variable Annuity                    31,275             $13.28            $    415,243

   MicroCap Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                       243,675              7.92                1,929,858

   MidCap Division:
     Contracts in accumulation period:
       Personal Variable                                  2,156,005              2.16                4,654,699
       Premier Variable                                  12,882,746              2.18               28,134,044
       Principal Freedom Variable Annuity                    32,346             10.94                  353,982
       The Principal Variable Annuity                     9,229,032             21.35              197,037,483

                                                                                                   230,180,208
   MidCap Growth Division:
     Contracts in accumulation period:
       Principal Freedom Variable Annuity                     9,046             11.28                  102,078
       The Principal Variable Annuity                       746,186             10.52                7,851,628

                                                                                                     7,953,706
   MidCap Value Division:
     Contracts in accumulation period:
       Principal Freedom Variable Annuity                    17,888             11.20                  200,351

   Money Market Division:
     Contracts in accumulation period:
       Pension Builder Plus                                 338,145              2.01                  680,364
       Pension Builder Plus - Rollover IRA                   10,610              2.12                   22,536
       Personal Variable                                  1,512,864              1.33                2,009,728
       Premier Variable                                  10,632,065              1.35               14,359,351
       Principal Freedom Variable Annuity                    94,450             10.25                  968,430
       The Principal Variable Annuity                     7,145,096             12.31               87,930,286

                                                                                                   105,970,695
   Real Estate Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                       261,126              8.75                2,284,887

   SmallCap Division:
     Contracts in accumulation period:
       Principal Freedom Variable Annuity                    49,733             13.79                  685,747
       The Principal Variable Annuity                     1,207,717             11.24               13,577,345

                                                                                                    14,263,092


See accompanying notes.
                                                              Units             Unit
                                                                                Value

Net assets are represented by (continued):
   SmallCap Growth Division:
     Contracts in accumulation period:
       Principal Freedom Variable Annuity                    24,440             $17.18            $    419,827
       The Principal Variable Annuity                     1,388,214             19.67               27,308,008

                                                                                                    27,727,835
   SmallCap Value Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                       536,295             10.12                5,428,934

   Stock Index 500 Division:
     Contracts in accumulation period:
       Principal Freedom Variable Annuity                   301,818             10.98                3,315,448
       The Principal Variable Annuity                     2,314,127             10.96               25,353,088

                                                                                                    28,668,536
   Templeton VP Stock Division:
     Contracts in accumulation period:
       Principal Freedom Variable Annuity                    19,975             11.48                  229,397

   Utilities Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                     1,670,481             11.58               19,346,388

Combined net assets                                                                               $2,270,618,678


                        Principal Life Insurance Company
                               Separate Account B

                            Statements of Operations

                          Year ended December 31, 1999

                                                                                                          AIM V.I.
                                                                    Aggressive          AIM V.I.         Growth and
                                                                      Growth            Growth             Income
                                                    Combined         Division         Division (2)      Division (2)
Investment income
Income:
   Dividends                                     $  45,282,090        $        -     $     17,806     $     77,291
   Capital gains distributions                     105,806,830        21,397,989          312,127           53,367

Total income                                       151,088,920        21,397,989          329,933          130,658

Expenses:
   Mortality and expense risks                      22,763,225         3,276,716           20,980           34,219
   Administration charges                              742,370           194,565              456              385
   Contingent sales charges                          3,165,426           457,098            3,214            4,269

                                                    26,671,021         3,928,379           24,650           38,873

Net investment income (loss)                       124,417,899        17,469,610          305,283           91,785

Realized and unrealized gains (losses)
on investments
Net realized gains (losses) on investments          22,090,229         3,196,766            6,593              573
Change in net unrealized appreciation or
   depreciation of investments                      63,116,910        68,126,668        1,023,211        2,234,269

Net increase (decrease) in net assets resulting
   from operations                                $209,625,038        $88,793,044      $1,335,087       $2,326,627

(1)  Commenced operations April 30, 1999.
(2)  Commenced operations July 30, 1999.


See accompanying notes.


                             American
                           Century VP
       AIM V.I.              Growth &              Asset
         Value               Income              Allocation            Balanced             Blue Chip
     Division (2)          Division (1)           Division             Division            Division (1)          Bond Division


    $     29,001         $         -            $  1,831,944          $  6,834,925            $10,146            $  8,279,063
         151,654                   -               5,618,939             7,645,759                  -                       -

         180,655                                   7,450,883            14,480,684             10,146               8,279,063


          26,428               1,079                 854,745             2,242,611              2,912               1,408,549
             430                   -                  13,026                58,446                  -                  24,428
           1,915                   2                  91,473               294,250                  4                 186,790

          28,773               1,081                 959,244             2,595,307              2,916               1,619,767

         151,882              (1,081)              6,491,639            11,885,377              7,230               6,659,296


             891                (497)                481,462             1,484,227              2,512                (108,685)

       1,085,598              27,051               4,561,739           (11,427,368)            53,613             (11,364,679)


      $1,238,371             $25,473             $11,534,840          $  1,942,236            $63,355            $ (4,814,068)



                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                          Year ended December 31, 1999

                                                                  Fidelity VIP II     Fidelity VIP       Government
                                                  Capital Value     Contrafund          Growth            Securities
                                                    Division       Division (2)       Division (2)        Division
Investment income
Income:
   Dividends                                     $   7,693,507        $        -       $        -      $ 8,714,628
   Capital gains distributions                      38,733,240                 -                -                -

Total income                                        46,426,747                 -                -        8,714,628

Expenses:
   Mortality and expense risks                       4,005,315            34,580           31,417        1,602,756
   Administration charges                              156,269               665              492           43,008
   Contingent sales charges                            498,264             1,863            3,790          242,416

                                                     4,659,848            37,108           35,699        1,888,180

Net investment income (loss)                        41,766,899           (37,108)         (35,699)       6,826,448

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
   investments                                       4,658,058             1,648            5,275          484,422
Change in net unrealized appreciation
   or depreciation of investments                  (67,359,377)        1,757,647        1,959,683       (9,574,634)

Net increase (decrease) in net asset
    resulting from operations                     $(20,934,420)       $1,722,187       $1,929,259      $(2,263,764)



(1)  Commenced operations April 30, 1999.
(2)  Commenced operations July 30, 1999.


See accompanying notes.



                                                 International          LargeCap
        Growth             International          SmallCap              Growth               MicroCap               MidCap
       Division              Division             Division             Division(1)           Division              Division

    $  1,947,097        $  4,726,274             $         -           $         -          $   2,813           $     703,317
       1,329,905          17,318,991                 862,692                     -                  -              10,660,187

       3,277,002          22,045,265                 862,692                     -              2,813              11,363,504


       3,297,312           1,777,625                 105,356                   782             19,385               2,532,895
         123,956              33,015                   2,741                     -                495                  51,070
         372,883             228,462                   5,566                     4              1,058                 372,706

       3,794,151           2,039,102                 113,663                   786             20,938               2,956,671

        (517,149)         20,006,163                 749,029                  (786)           (18,125)              8,406,833




       4,769,748           1,999,070                 155,306                  (259)           (21,284)              4,548,722

      37,519,367          13,548,007               6,340,627                67,226            (16,637)             10,460,479


     $41,771,966         $35,553,240              $7,244,962               $66,181           $(56,046)            $23,416,034



                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                          Year ended December 31, 1999

                                                     MidCap           MidCap              Money
                                                     Growth            Value             Market          Real Estate
                                                    Division       Division (1)         Division          Division
Investment income
Income:
   Dividends                                         $  13,485         $     303       $3,691,350        $ 117,060
   Capital gains distributions                               -             3,640                -                -

Total income                                            13,485             3,943        3,691,350          117,060

Expenses:
   Mortality and expense risks                          64,265               494          869,510           27,254
   Administration charges                                1,602                 -           23,537              383
   Contingent sales charges                              3,790                 -          357,209            1,571

                                                        69,657               494        1,250,256           29,208

Net investment income (loss)                           (56,172)            3,449        2,441,094           87,852

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
   investments                                          29,979               (55)               -          (22,348)
Change in net unrealized appreciation
    or depreciation of investments                     706,786            18,087                -         (203,890)

Net increase (decrease) in net assets
   resulting from operations                          $680,593           $21,481       $2,441,094        $(138,386)


(1) Commenced operations April 30, 1999.


See accompanying notes.


                             SmallCap                                    Stock               Templeton
       SmallCap               Growth              SmallCap             Index 500             VP Stock              Utilities
       Division              Division          Value Division        Division (1)          Division (1)            Division


      $    4,386          $        -                $  34,529           $   160,270           $     -                $392,895
       1,164,756             260,578                       -               207,423                  -                  85,583

       1,169,142             260,578                  34,529               367,693                  -                 478,478


          95,691             104,663                  48,384               106,102                537                 170,663
           2,565               3,410                     893                 1,910                  -                   4,623
           5,893               6,248                   2,023                10,768                  2                  11,895

         104,149             114,321                  51,300               118,780                539                 187,181

       1,064,993             146,257                 (16,771)              248,913               (539)                291,297




         181,690             159,077                  28,958                 4,053               (696)                 45,023

       2,055,517           8,873,343                 830,881             1,978,085             22,665                (187,054)


      $3,302,200          $9,178,677                $843,068            $2,231,051            $21,430                $149,266


                        Principal Life Insurance Company
                               Separate Account B
                       Statements of Changes in Net Assets
                     Years ended December 31, 1999 and 1998

                                                                                                                     AIM V.I.
                                                                              Aggrewssive          AIM V.I.         Growth and
                                                                                Growth              Growth            Income
                                                          Combined             Division          Division (3)      Division (3)
Net assets at January 1, 1998                            $1,288,183,210       $143,957,816$               -        $         -
Increase (decrease) in net assets
Operations:
   Net investment income (loss)                              65,953,139          7,934,103                -                  -
   Net realized gains (losses) on investments                12,416,637          2,390,605                -                  -
   Change in net unrealized appreciation or
     depreciation of investments                             69,585,710         16,690,371                -                  -

Net increase (decrease) in net assets resulting from
   operations                                               147,955,486         27,015,079                -                  -
Changes from principal transactions:
   Purchase payments, less sales charges, per
     payment fees and applicable premium taxes              880,179,184         89,426,487                -                  -
   Contract terminations                                    (82,987,332)        (7,493,332)               -                  -
   Death benefit payments                                    (6,720,662)          (574,590)               -                  -
   Flexible withdrawal option payments                      (13,530,855)        (1,052,669)               -                  -
   Transfer payments to other contracts                    (410,965,015)       (42,840,180)               -                  -
   Annuity payments                                             (47,900)                 -                -                  -

Increase in net assets from principal transactions          365,927,420         37,465,716                -                  -

Total increase                                              513,882,906         64,480,795                -                  -

Net assets at December 31, 1998                           1,802,066,116        208,438,611                -                  -
Increase (decrease) in net assets
Operations:
   Net investment income (loss)                             124,417,899         17,469,610          305,283             91,785
   Net realized gains (losses) on investments                22,090,229          3,196,766            6,593                573
   Change in net unrealized appreciation or
     depreciation of investments                             63,116,910         68,126,668        1,023,211          2,234,269

Net increase (decrease) in net assets resulting from
   operations                                               209,625,038         88,793,044        1,335,087          2,326,627
Changes from principal transactions:
   Purchase payments, less sales charges, per
     payment fees and applicable premium taxes              910,344,713        101,064,152       11,334,680         16,624,717
   Contract terminations                                   (141,526,084)       (15,104,428)        (106,201)          (141,058)
   Death benefit payments                                   (10,198,348)          (983,013)               -                  -
   Flexible withdrawal option payments                      (21,852,225)        (1,779,766)         (15,533)           (59,632)
   Transfer payments to other contracts                    (477,791,128)       (34,493,650)        (681,510)          (673,824)
   Annuity payments                                             (49,404)                 -                -                  -

Increase (decrease) in net assets from principal
   transactions                                             258,927,524         48,703,295       10,531,436         15,750,203

Total increase (decrease)                                   468,552,562        137,496,339       11,866,523         18,076,830

Net assets at December 31, 1999                          $2,270,618,678       $345,934,950      $11,866,523        $18,076,830




(1)  Commenced operations May 1, 1998.
(2)  Commenced operations April 30, 1999.
(3)  Commenced operations July 30, 1999.


See accompanying notes.

                        American
                       Century VP
     AIM V.I.           Growth &              Asset                                                                    Capital
       Value             Income            Allocation          Balanced           Blue Chip                             Value
   Division (3)       Division (2)          Division           Division         Division (2)     Bond Division        Division

     $         -         $      -           $48,511,958        $127,099,255       $        -      $ 73,489,868       $269,251,746


               -                -             2,564,027           9,165,298                -         4,819,740         14,865,520
               -                -               109,943             612,459                -           256,093          3,370,612

               -                -             1,193,914           5,916,307                -           403,378         16,709,725

               -                -             3,867,884          15,694,064                -         5,479,211         34,945,857



               -                -            20,700,753          75,135,480                -        58,231,814        104,873,017
               -                -            (2,607,601)         (7,275,303)               -        (4,182,861)       (20,291,443)
               -                -              (356,750)           (782,491)               -          (501,389)        (1,069,753)
               -                -              (647,508)         (2,009,052)               -        (1,522,331)        (2,067,909)
               -                -            (6,686,437)        (20,238,081)               -       (14,012,541)       (27,234,001)
               -                -                     -                   -                -                 -            (47,900)

               -                -            10,402,457          44,830,553                -        38,012,692         54,162,011

               -                -            14,270,341          60,524,617                -        43,491,903         89,107,868

               -                -            62,782,299         187,623,872                -       116,981,771        358,359,614


         151,882           (1,081)            6,491,639          11,885,377            7,230         6,659,296         41,766,899
             891             (497)              481,462           1,484,227            2,512          (108,685)         4,658,058

       1,085,598           27,051             4,561,739         (11,427,368)          53,613       (11,364,679)       (67,359,377)


       1,238,371           25,473            11,534,840           1,942,236           63,355        (4,814,068)       (20,934,420)


      13,050,220          524,993            14,766,942          53,940,183        1,333,008        42,269,162         78,514,936
         (63,264)          (1,423)           (3,022,661)        (14,926,025)          (3,596)       (7,755,652)       (27,487,047)
               -                -              (516,925)         (1,306,378)               -        (1,261,033)        (1,652,461)
         (34,809)          (2,610)             (881,819)         (2,961,604)         (51,191)       (2,492,384)        (3,352,498)
        (920,892)         (66,849)           (7,591,459)        (26,906,869)         (78,337)      (24,472,185)       (46,670,241)
               -                -                     -                   -                -                 -            (49,404)


      12,031,255          454,111             2,754,078           7,839,307        1,199,884         6,287,908           (696,715)

      13,269,626          479,584            14,288,918           9,781,543        1,263,239         1,473,840        (21,631,135)

     $13,269,626         $479,584           $77,071,217        $197,405,415       $1,263,239      $118,455,611       $336,728,479


                        Principal Life Insurance Company
                               Separate Account B
                 Statements of Changes in Net Assets (continued)
                     Years ended December 31, 1999 and 1998

                                                       Fidelity VIP II       Fidelity VIP         Government
                                                         Contrafund             Growth            Securities          Growth
                                                        Division (3)         Division (3)          Division          Division

Net assets at January 1, 1998                              $       -         $         -         $ 92,854,016     $165,813,925
Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                    -                   -            5,457,597        2,355,086
   Net realized gains (losses) on investments                      -                   -              519,217        2,312,393
   Change in net unrealized appreciation or
     depreciation of investments                                   -                   -            1,581,620       32,170,680

Net increase (decrease) in net assets resulting from
   operations                                                      -                   -            7,558,434       36,838,159
Changes from principal transactions:
   Purchase payments, less sales charges, per
     payment fees and applicable premium taxes                     -                   -           63,571,935       84,755,953
   Contract terminations                                           -                   -           (6,906,897)      (9,260,589)
   Death benefit payments                                          -                   -             (712,491)        (806,053)
   Flexible withdrawal option payments                             -                   -           (1,740,621)      (1,381,999)
   Transfer payments to other contracts                            -                   -          (17,983,933)     (22,495,558)
   Annuity payments                                                -                   -                    -                -

Increase in net assets from principal transactions                 -                   -           36,227,993       50,811,754

Total increase                                                     -                   -           43,786,427       87,649,913

Net assets at December 31, 1998                                    -                   -          136,640,443      253,463,838
Increase (decrease) in net assets
Operations:
   Net investment income (loss)                              (37,108)            (35,699)           6,826,448         (517,149)
   Net realized gains (losses) on investments                  1,648               5,275              484,422        4,769,748
   Change in net unrealized appreciation or
     depreciation of investments                           1,757,647           1,959,683           (9,574,634)      37,519,367

Net increase (decrease) in net assets resulting from
   operations                                              1,722,187           1,929,259           (2,263,764)      41,771,966
Changes from principal transactions:
   Purchase payments, less sales charges, per
     payment fees and applicable premium taxes            14,931,250          16,698,633           47,743,208       91,335,475
   Contract terminations                                     (61,565)           (125,229)         (10,465,377)     (19,217,469)
   Death benefit payments                                          -                   -           (1,341,588)      (1,006,757)
   Flexible withdrawal option payments                       (24,879)            (26,375)          (2,664,620)      (2,479,569)
   Transfer payments to other contracts                     (343,754)         (1,026,346)         (33,179,720)     (30,617,567)
   Annuity payments                                                -                   -                    -                -

Increase (decrease) in net assets from principal
    transactions                                          14,501,052          15,520,683               91,903       38,014,113

Total increase (decrease)                                 16,223,239          17,449,942           (2,171,861)      79,786,079

Net assets at December 31, 1999                          $16,223,239         $17,449,942         $134,468,582     $333,249,917


(1)      Commenced operations May 1, 1998.
(2)      Commenced operations April 30, 1999.
(3)      Commenced operations July 30, 1999.


See accompanying notes.

                                  International               LargeCap
        International               SmallCap                   Growth                    MicroCap                   MidCap
          Division                Division (1)              Division (2)               Division (1)                Division

        $121,436,154               $         -                 $      -                 $        -               $204,088,063

           5,420,947                    (7,494)                       -                     (1,807)                11,348,399
           1,240,861                   (34,310)                       -                    (30,669)                 1,666,097
           3,163,616                   (43,412)                       -                    (79,471)                (9,573,159)

           9,825,424                   (85,216)                       -                   (111,947)                 3,441,337


          43,354,442                 4,389,570                        -                  1,525,355                 66,169,872
          (6,288,874)                   (3,166)                       -                    (13,672)               (11,333,222)
            (361,156)                        -                        -                          -                   (893,824)
            (842,431)                   (8,380)                       -                       (764)                (1,395,916)
         (22,528,113)                 (534,238)                                           (252,998)               (27,342,936)
                   -                         -                        -                          -                          -

          13,333,868                 3,843,786                        -                  1,257,921                 25,203,974

          23,159,292                 3,758,570                        -                  1,145,974                 28,645,311

         144,595,446                 3,758,570                        -                  1,145,974                232,733,374


          20,006,163                   749,029                     (786)                   (18,125)                 8,406,833
           1,999,070                   155,306                     (259)                   (21,284)                 4,548,722

          13,548,007                 6,340,627                   67,226                    (16,637)                10,460,479


          35,553,240                 7,244,962                   66,181                    (56,046)                23,416,034

          34,132,051                13,166,004                  375,030                  1,266,131                 35,597,163
         (10,091,869)                 (183,916)                  (3,596)                   (34,951)               (16,031,613)
            (525,124)                  (45,140)                       -                     (1,942)                  (831,361)
          (1,246,885)                  (74,313)                    (687)                    (3,256)                (1,703,550)
         (19,753,809)               (2,452,823)                 (21,685)                  (386,052)               (42,999,839)
                   -                         -                        -                          -                          -


           2,514,364                10,409,812                  349,062                    839,930                (25,969,200)

          38,067,604                17,654,774                  415,243                    783,884                 (2,553,166)

        $182,663,050               $21,413,344                 $415,243                 $1,929,858               $230,180,208



                        Principal Life Insurance Company
                               Separate Account B
                 Statements of Changes in Net Assets (continued)
                     Years ended December 31, 1999 and 1998

                                                           MidCap               MidCap               Money
                                                           Growth                Value              Market          Real Estate
                                                        Division (1)         Division (2)          Division        Division (1)

Net assets at January 1, 1998                             $        -            $      -         $  41,680,409      $        -
Increase (decrease) in net assets
Operations:
Net investment income (loss)                                 (13,725)                  -            1,944,535           44,944
Net realized gains (losses) on investments                    (8,805)                  -                    -           (1,854)
   Change in net unrealized appreciation or
     depreciation of investments                             284,250                   -                    -          (45,204)

Net increase (decrease) in net assets resulting from
   operations                                                261,720                   -            1,944,535           (2,114)
Changes from principal transactions:
   Purchase payments, less sales charges, per
     payment fees and applicable premium taxes             3,381,739                   -          245,196,048        1,979,207
   Contract terminations                                     (46,096)                  -           (7,232,550)          (6,972)
   Death benefit payments                                          -                   -             (658,257)               -
   Flexible withdrawal option payments                        (5,134)                  -             (797,929)          (4,598)
   Transfer payments to other contracts                     (203,258)                  -         (206,535,244)        (152,812)
   Annuity payments                                                -                   -                    -                -

Increase in net assets from principal transactions         3,127,251                   -           29,972,068        1,814,825

Total increase                                             3,388,971                   -           31,916,603        1,812,711

Net assets at December 31, 1998                            3,388,971                   -           73,597,012        1,812,711
Increase (decrease) in net assets
Operations:
   Net investment income (loss)                              (56,172)              3,449            2,441,094           87,852
   Net realized gains (losses) on investments                 29,979                 (55)                   -          (22,348)
   Change in net unrealized appreciation or
     depreciation of investments                             706,786              18,087                    -         (203,890)

Net increase (decrease) in net assets resulting from
   operations                                                680,593              21,481            2,441,094         (138,386)
Changes from principal transactions:
   Purchase payments, less sales charges, per
     payment fees and applicable premium taxes             5,299,244             199,655          238,793,125        1,050,155
   Contract terminations                                    (125,252)                  -          (15,296,261)         (51,913)
   Death benefit payments                                    (60,684)                  -             (340,462)          (1,942)
   Flexible withdrawal option payments                       (41,920)             (1,137)          (1,358,192)         (39,089)
   Transfer payments to other contracts                   (1,187,246)            (19,648)        (191,865,621)        (346,649)
   Annuity payments                                                -                   -                    -                -

Increase (decrease) in net assets from principal
   transactions                                            3,884,142             178,870           29,932,589          610,562

Total increase (decrease)                                  4,564,735             200,351           32,373,683          472,176

Net assets at December 31, 1999                           $7,953,706            $200,351         $105,970,695       $2,284,887



(1)  Commenced operations May 1, 1998.
(2)  Commenced operations April 30, 1999.
(3)  Commenced operations July 30, 1999.

See accompanying notes.

                             SmallCap             SmallCap               Stock               Templeton
       SmallCap               Growth               Value               Index 500             VP Stock              Utilities
     Division  (1)        Division  (1)         Division (1)         Division (2)          Division (2)          Division (1)

      $         -          $        -             $       -           $         -            $      -            $         -


          (13,548)             (11,681)                 (737)                   -                   -                 81,935
           (4,971)               1,417                (6,817)                   -                   -                 24,366
          120,314              455,888                19,376                    -                   -                617,517


          101,795              445,624                11,822                    -                   -                723,818


        3,787,231            3,229,155             2,802,830                    -                   -              7,668,296
           (3,155)             (12,246)              (10,976)                   -                   -                (18,377)
                -               (3,908)                    -                    -                   -                      -
           (9,905)              (1,997)               (9,311)                   -                   -                (32,401)
         (240,611)            (456,290)             (215,381)                   -                   -             (1,012,403)
                -                    -                     -                    -                   -                      -

        3,533,560            2,754,714             2,567,162                    -                   -              6,605,115

        3,635,355            3,200,338             2,578,984                    -                   -              7,328,933

        3,635,355            3,200,338             2,578,984                    -                   -              7,328,933


        1,064,993              146,257               (16,771)             248,913                (539)               291,297
          181,690              159,077                28,958                4,053                (696)                45,023

        2,055,517            8,873,343               830,881            1,978,085              22,665               (187,054)


        3,302,200            9,178,677               843,068            2,231,051              21,430                149,266


       10,140,290           19,156,102             2,804,702           28,866,212             233,152             15,134,138
         (194,731)            (206,447)              (66,861)            (363,196)             (1,423)              (393,060)
          (72,373)            (142,968)                    -                    -                   -               (108,197)
          (55,329)             (61,773)              (31,699)            (160,894)               (687)              (245,525)
       (2,492,320)          (3,396,094)             (699,260)          (1,904,637)            (23,075)            (2,519,167)
                -                    -                     -                    -                   -                      -


        7,325,537           15,348,820             2,006,882           26,437,485             207,967             11,868,189

       10,627,737           24,527,497             2,849,950           28,668,536             229,397             12,017,455

      $14,263,092          $27,727,835            $5,428,934          $28,668,536            $229,397            $19,346,388


                        Principal Life Insurance Company
                               Separate Account B

                          Notes to Financial Statements

                                December 31, 1999

1. Investment and Accounting Policies

Principal Life Insurance Company Separate Account B (Separate Account B) is a segregated investment account of Principal Life Insurance Company (Principal
Life) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 1999, contractholder investment options include the following open-end management investment companies:

Principal Variable Contracts Fund, Inc. (4)            Principal Variable Contracts Fund, Inc. (4)
   Aggressive Growth Account                              (continued):
   Asset Allocation Account                               SmallCap Account (1)
   Balanced Account                                       Small Cap Growth Account (1)
   Blue Chip Account (2)                                  SmallCap Value Account (1)
   Bond Account                                           Stock Index 500 Account (2)
   Capital Value Account                                  Utilities Account (1)
   Government Securities Account                       AIM V.I. Growth Fund (3)
   Growth Account                                      AIM V.I. Growth & Income Fund (3)
   International Account                               AIM V.I. Value Fund (3)
   International SmallCap Account (1)                  American Century Variable Portfolios Inc.
   LargeCap Growth Account (2)                            VP Income & Growth (2)
   MicroCap Account (1)                                Fidelity Variable Insurance Products Fund
   MidCap Account                                         II: Fidelity VIP II Contrafund Portfolio (3)
   MidCap Growth Account (1)                           Fidelity Variable Insurance Products Fund:
   MidCap Value Account (2)                               Fidelity VIP Growth Portfolio (3)
   Money Market Account                                Templeton Variable Products Series Fund:
   Real Estate Account (1)                                Templeton Stock Fund Class 2 (2)

(1) Additional investment option available to contractholders as of May 1, 1998.
(2) Additional investment option available to contractholders as of April 30, 1999.
(3) Additional investment option available to contractholders as of July 30, 1999.
(4)  Organized by Principal Life Insurance Company.

Investments are stated at the closing net asset values per share on December 31, 1999.

The average cost method is used to determine realized gains and losses on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date.

                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



1. Investment and Accounting Policies (continued)

Separate Account B supports the following variable annuity contracts of Principal Life: Bankers Flexible Annuity Contracts; Pension Builder Plus Contracts; Pension Builder Plus - Rollover IRA Contracts; Personal Variable Contracts; Premier Variable Contracts; and The Principal Variable Annuity. On April 30, 1999, Principal Life introduced a new product, Principal Freedom Variable Annuity, which invests in Separate Account B. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers beginning January 1, 1998.

Use of Estimates in the Preparation of Financial Statements

The preparation of Separate Account B's financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.


2. Expenses

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant's account is deducted as compensation for administrative expenses. The mortality and expense risk and annual administration charges amounted to $32,392 and $917, respectively, during the year ended December 31, 1999.

Pension Builder Plus and Pension Builder Plus - Rollover IRA Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 1.4965% (1.0001% for a Rollover Individual Retirement Annuity) of the asset value of each contract. A contingent sales charge of up to 7% may be deducted from withdrawals made during the first 10 years of a contract, except for death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon a participant's investment account values and the number of participants under the retirement plan and their participant investment account value. The charges for mortality and expense risks, contingent sales, and annual administration amounted to $145,840, $14, and $38,283, respectively, during the year ended December 31, 1999.

                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



2. Expenses (continued)

Personal Variable Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.64% of the asset value of each contract. A contingent sales charge of up to 5% may be deducted from withdrawals from an investment account during the first seven years from the date the first contribution which relates to such participant is accepted by Principal Life. This charge does not apply to withdrawals made from investment accounts which correlate to a plan participant as a result of the plan participant's death or permanent disability. An annual administration charge of $34 for each participant's account plus 0.35% of the annual average balance of investment account values which correlate to a plan participant will be deducted on a quarterly basis. The charges for mortality and expense risks, contingent sales and annual administration amounted to $219,455, $46,869, and $71,216, respectively, during the year ended December 31, 1999.

Premier Variable Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.42% of the asset value of each contract. A fixed contract administration charge ranging from $163 to $250 depending on plan type, plus a variable charge ranging from
 .06% to .3% of quarterly assets (with a minimum charge of $188) is billed to the contractholder each quarter. Additional quarterly administration charges for recordkeeping services are based on the number of plan participants and can range from a minimum of $512 to $22,579, plus $3.25 for each participant over 5,000. The charges for mortality expense risks and annual administration amounted to $891,515 and $19,221, respectively, during the year ended December 31, 1999.
There were no contingent sales charges provided for in these contracts.

The Principal Variable Annuity - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 1.25% of the asset value of each contract. A contingent sales charge of up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lessor of two percent of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived. The mortality expense risks, contingent sales, and annual administration amounted to $21,448,417, $3,118,480, and $612,733, respectively, during the year ended December 31, 1999.

Principal Freedom Variable Annuity (beginning in 1999) - Mortality and expenses risk assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.85% of the asset value of each contract. A contingent sales charge up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. The mortality expense risk and contingent sales charges amounted to $25,606 and $62, respectively, during the year ended December 31, 1999.

                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



3. Federal Income Taxes

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.


4. Purchases and Sales of Investment Securities

The aggregate units and cost of purchases and proceeds from sales of investments were as follows:

                                                                          Year ended December 31, 1999

                                                   Units                Amount                 Units                Amount
                                                 Purchased             Purchased             Redeemed              Redeemed
Aggressive Growth Division:
   The Principal Variable Annuity                3,214,960          $122,462,141              1,683,015         $  56,289,236

AIM V.I. Growth Division:
   The Principal Variable Annuity                1,043,639            11,664,612                 75,317               827,893

AIM V.I. Growth and Income Division:
   The Principal Variable Annuity                1,576,345            16,755,376                 82,430               913,388

AIM V.I. Value Division:
   The Principal Variable Annuity                1,243,905            13,230,876                 95,246             1,047,739

American Century VP Growth &
   Income Division:
   Principal Freedom Variable Annuity               50,412               524,993                  7,242                71,963

Asset Allocation Division:
   The Principal Variable Annuity                  834,729            22,217,825                683,360            12,972,108

Balanced Division:
   Personal Variable                               886,567             1,955,537                359,165               673,706
   Premier Variable                              6,339,318            13,629,736              4,740,045             8,750,890
   The Principal Variable Annuity                2,284,756            52,835,595              2,085,229            39,271,588

                                                 9,510,641            68,420,868              7,184,439            48,696,184
Blue Chip Division:
   Principal Freedom Variable Annuity              136,422             1,343,154                 13,245               136,040

Bond Division:
   Personal Variable                               418,281               704,639                185,727               277,590
   Premier Variable                              4,132,232             6,826,337              2,731,487             4,028,982
   Principal Freedom Variable Annuity              111,634             1,149,316                  4,578                47,159
   The Principal Variable Annuity                2,468,514            41,867,932              2,289,764            33,247,289

                                                 7,130,661            50,548,224              5,211,556            37,601,020

                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities (continued)

                                                                          Year ended December 31, 1999
                                                   Units                Amount                 Units                Amount
                                                 Purchased             Purchased             Redeemed              Redeemed
Capital Value Division:
   Bankers Flexible Annuity                              -          $    841,253                 22,885          $    766,530
   Pension Builder Plus                              7,017               888,413                204,326             1,317,343
   Pension Builder - Rollover                          769               200,803                130,658               853,075
   Personal Variable                               967,223             3,979,495                717,700             1,970,499
   Premier Variable                              5,573,357            22,944,583              5,435,276            14,926,095
   Principal Freedom Variable Annuity              103,693             1,078,445                    586                 7,725
   The Principal Variable Annuity                2,548,728            95,008,690              2,635,305            64,030,231

                                                 9,200,787           124,941,682              9,146,736            83,871,498
Fidelity VIP II Contrafund Division:
   The Principal Variable Annuity                1,478,491            14,931,250                 42,014               467,306

Fidelity VIP Growth Division:
   The Principal Variable Annuity                1,551,497            16,698,632                110,301             1,213,648

Government Securities Division:
   Pension Builder Plus                              3,243                57,016                135,077               304,315
   Pension Builder - Rollover                        2,725                10,957                123,261               281,975
   Personal Variable                               559,774             1,055,722                402,979               629,754
   Premier Variable                              3,747,210             6,587,956              3,673,738             5,697,825
   The Principal Variable Annuity                2,981,151            48,746,184              2,981,307            42,625,616

                                                 7,294,103            56,457,835              7,316,362            49,539,485
Growth Division:
   Personal Variable                             1,269,770             2,904,572                386,799               896,579
   Premier Variable                              9,481,990            21,824,588              5,078,610            11,584,283
   The Principal Variable Annuity                2,961,592            69,883,318              1,825,509            44,634,652

                                                13,713,352            94,612,478              7,290,918            57,115,514
International Division:
   Personal Variable                               582,324             1,455,068                338,607               600,098
   Premier Variable                              3,664,161             9,217,380              2,292,432             4,103,134
   Principal Freedom Variable Annuity               54,996               630,306                  1,696                19,226
   The Principal Variable Annuity                1,517,640            44,874,562              1,584,525            28,934,331

                                                 5,819,121            56,177,316              4,217,260            33,656,789
International SmallCap Division:
   The Principal Variable Annuity                1,049,723            14,028,696                222,261             2,869,855

LargeCap Growth Division:
   Principal Freedom Variable Annuity               33,844               375,030                  2,569                26,754

MicroCap Division:
   The Principal Variable Annuity                  156,137             1,268,945                 53,831               447,140


                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


4. Purchases and Sales of Investment Securities (continued)

                                                                          Year ended December 31, 1999
                                                   Units                Amount                 Units                Amount
                                                 Purchased             Purchased             Redeemed              Redeemed
MidCap Division:
   Personal Variable                               731,578        $    1,597,024                493,072          $    956,950
   Premier Variable                              4,873,689            10,698,589              4,195,358             8,136,930
   Principal Freedom Variable Annuity               34,298               347,942                  1,952                19,145
   The Principal Variable Annuity                1,298,049            34,317,113              2,807,445            55,410,009

                                                 6,937,614            46,960,668              7,497,827            64,523,034
MidCap Growth Division:
   Principal Freedom Variable Annuity                9,110                96,654                     64                   834
   The Principal Variable Annuity                  542,934             5,216,076                148,770             1,483,926

                                                   552,044             5,312,730                148,834             1,484,760
MidCap Value Division:
   Principal Freedom Variable Annuity               20,181               203,598                  2,293                21,279

Money Market Division:
   Pension Builder Plus                              1,340                32,651                 32,978                75,711
   Pension Builder - Rollover                          668                 2,380                    725                 1,672
   Personal Variable                             4,953,979             6,553,954              4,771,035             6,240,201
   Premier Variable                             35,455,605            47,466,345             34,692,221            45,871,646
   Principal Freedom Variable Annuity              306,893             3,135,144                212,443             2,166,714
   The Principal Variable Annuity               15,033,975           185,294,000             12,793,632           155,754,849

                                                55,752,460           242,484,474             52,503,034           210,110,793
Real Estate Division:
   The Principal Variable Annuity                  115,608             1,167,215                 49,917               468,801

SmallCap Division:
   Principal Freedom Variable Annuity               49,860               662,386                    127                 2,684
   The Principal Variable Annuity                1,050,452            10,647,045                301,274             2,916,217

                                                 1,100,312            11,309,431                301,401             2,918,901
SmallCap Growth Division:
   Principal Freedom Variable Annuity               28,563               318,177                  4,123                56,732
   The Principal Variable Annuity                1,353,563            19,098,502                279,769             3,864,869

                                                 1,382,126            19,416,679                283,892             3,921,601
SmallCap Value Division:
   The Principal Variable Annuity                  320,599             2,839,231                 89,876               849,120

Stock Index 500 Division:
   Principal Freedom Variable Annuity              321,884             3,278,717                 20,066               209,923
   The Principal Variable Annuity                2,535,758            25,955,190                221,631             2,337,587

                                                 2,857,642            29,233,907                241,697             2,547,510
Templeton VP Stock Division:
   Principal Freedom Variable Annuity               22,553               233,152                  2,578                25,724

Utilities Division:
   The Principal Variable Annuity                1,317,255            15,612,615                286,073             3,453,129

                                               135,417,163        $1,061,433,633            104,845,624          $678,088,212


                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


4. Purchases and Sales of Investment Securities (continued)

                                                                          Year ended December 31, 1998

                                                   Units                Amount                 Units                Amount
                                                 Purchased             Purchased             Redeemed              Redeemed
Aggressive Growth Division:
   The Principal Variable Annuity                3,499,221         $  99,901,754              2,090,432          $ 54,501,935

Asset Allocation Division:
   The Principal Variable Annuity                1,282,525            24,046,561                654,896            11,080,077

Balanced Division:
   Personal Variable                             1,004,328             1,912,930                457,683               780,708
   Premier Variable                             10,422,806            19,013,537              6,268,556            10,551,964
   The Principal Variable Annuity                3,344,124            65,310,536              1,158,043            20,908,480

                                                14,771,258            86,237,003              7,884,282            32,241,152
Bond Division:
   Personal Variable                               483,609               749,413                204,963               298,308
   Premier Variable                              3,340,901             5,252,870              1,335,734             1,947,955
   The Principal Variable Annuity                3,782,130            58,262,756              1,300,729            19,186,344

                                                 7,606,640            64,265,039              2,841,426            21,432,607
Capital Value Division:
   Bankers Flexible Annuity                              -               378,745                 33,142             1,019,158
   Pension Builder Plus                             12,400               489,669                347,496             2,079,127
   Pension Builder - Rollover                       13,394               206,030                 61,664               413,253
   Personal Variable                             1,028,159             3,098,635                706,659             1,805,819
   Premier Variable                              6,692,409            20,064,223              5,703,586            14,753,134
   The Principal Variable Annuity                3,851,690            99,320,683              1,451,484            34,459,963

                                                11,598,052           123,557,985              8,304,031            54,530,454
Government Securities Division:
   Pension Builder Plus                              2,440                59,890                144,796               323,157
   Pension Builder - Rollover                        6,075                31,150                 46,361               105,763
   Personal Variable                               533,981               932,430                395,901               592,463
   Premier Variable                              3,808,301             6,299,202              3,136,542             4,703,918
   The Principal Variable Annuity                4,224,663            63,176,336              1,616,290            23,088,117

                                                 8,575,460            70,499,008              5,339,890            28,813,418
Growth Division:
   Personal Variable                             1,056,605             2,120,837                399,346               785,794
   Premier Variable                              9,492,310            19,278,673              4,562,959             9,075,786
   The Principal Variable Annuity                3,220,065            68,289,943              1,255,802            26,661,033

                                                13,768,980            89,689,453              6,218,107            36,522,613
International Division:
   Personal Variable                               805,432             1,415,902                308,660               500,015
   Premier Variable                              4,733,201             8,515,990              2,974,704             4,950,251
   The Principal Variable Annuity                2,153,106            40,571,261              1,603,148            26,298,072

                                                 7,691,739            50,503,153              4,886,512            31,748,338

                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


4. Purchases and Sales of Investment Securities (continued)

                                                                          Year ended December 31, 1998

                                                   Units                Amount                 Units                Amount
                                                 Purchased             Purchased             Redeemed              Redeemed
International SmallCap Division:
   The Principal Variable Annuity                  483,237        $    4,399,364                 64,583          $    563,072

MicroCap Division:
   The Principal Variable Annuity                  175,619             1,530,140                 34,250               274,026

MidCap Division:
   Personal Variable                               879,026             1,880,837                439,232               851,883
   Premier Variable                              5,642,259            12,250,222              2,973,492             5,798,868
   The Principal Variable Annuity                2,793,284            66,291,200              1,875,347            37,219,135

                                                 9,314,569            80,422,259              5,288,071            43,869,886
MidCap Growth Division:
   The Principal Variable Annuity                  381,976             3,381,739                 29,954               268,213

Money Market Division:
   Pension Builder Plus                             53,479               135,725                102,745               203,381
   Pension Builder - Rollover                        1,336                 3,925                  6,405                13,015
   Personal Variable                             3,575,718             4,528,715              3,302,133             4,121,381
   Premier Variable                             48,477,115            61,598,188             45,123,308            56,876,964
   The Principal Variable Annuity               15,337,299           181,640,592             13,184,712           154,775,801

                                                67,444,947           247,907,145             61,719,303           215,990,542
Real Estate Division:
   The Principal Variable Annuity                  213,750             2,032,472                 18,315               172,703

SmallCap Division:
   The Principal Variable Annuity                  492,217             3,787,569                 33,678               267,557

SmallCap Growth Division:
   The Principal Variable Annuity                  368,419             3,229,155                 53,999               486,122

SmallCap Value Division:
   The Principal Variable Annuity                  334,867             2,812,751                 29,295               246,326

Utilities Division:
   The Principal Variable Annuity                  741,204             7,775,696                101,905             1,088,646

                                               148,744,680          $965,978,246            105,592,929          $534,097,687


                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)




4. Purchases and Sales of Investment Securities (continued)

Purchases include reinvested dividends and capital gains. Mortality adjustments are included in purchases and redemptions, as applicable.

Money Market purchases include transactions where investment allocations are not known at the time of the deposit. Redemptions reflect subsequent allocations to directed investment divisions.


5. Year 2000 Issues (Unaudited)

As of January 31, 2000, virtually all of the major technology systems, processes and infrastructure, including those which rely on third party vendors used by Principal Life and other service providers of Separate Account B appear to be operating smoothly following the rollover to the Year 2000. Principal Life has experienced no significant interruptions to normal business operations, including the processing of customer account data and transactions. Principal Life will continue its Year 2000 vigilance into early 2001.

Based on the performance of its major technology systems to date, ongoing plans to deal with external relationships, and contingency plans, Principal Life believes that in the worst case scenario it will experience, at most, isolated and insignificant disruptions of business processes as a result of Year 2000 issues. Such disruptions are not expected to have a material effect on Separate Account B's future results of operations, liquidity, or financial condition.

                        Report of Independent Auditors







The Board of Directors
Principal Life Insurance Company


We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company (the Company, an indirect wholly-owned subsidiary of Principal Mutual Holding Company) as of December 31, 1999 and 1998, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 1999 and 1998, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP

Des Moines, Iowa
January 31, 2000



                        Principal Life Insurance Company

                      Consolidated Statements of Operations




                                                                         Year ended December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------
                                                                              (In Millions)
Revenues
Premiums and other considerations                                   $3,152        $3,409        $4,668
Fees and other revenue                                               1,125           992           881
Net investment income                                                2,777         2,806         2,937
Net realized capital gains                                             459           466           176
Contribution from closed block                                          11            13             -
                                                                ------------------------------------------
Total revenues                                                       7,524         7,686         8,662

Expenses
Policy and contract benefits                                         4,210         4,500         5,271
Change in future policy benefits and
   contractholder funds                                                415           277           361
Dividends to policyholders                                               9           155           299
Operating expenses                                                   1,757         2,015         2,036
                                                                ------------------------------------------
                                                                ------------------------------------------
Total expenses                                                       6,391         6,947         7,967
                                                                ------------------------------------------

Income before income taxes                                           1,133           739           695

Income taxes                                                           323            44           241
                                                                ------------------------------------------
                                                                ==========================================
Net income                                                          $  810        $  695        $  454
                                                                ==========================================



See accompanying notes.




                        Principal Life Insurance Company

                  Consolidated Statements of Financial Position


                                                                                        December 31
                                                                                     1999         1998
                                                                                 ---------------------------
                                                                                 ---------------------------
                                                                                       (In Millions)
Assets
Fixed maturities, available-for-sale                                                $21,660      $21,006
Equity securities, available-for-sale                                                   864        1,102
Mortgage loans                                                                       12,296       12,091
Real estate                                                                           2,212        2,585
Policy loans                                                                             28           25
Other investments                                                                       637          349
                                                                                 ---------------------------
Total investments                                                                    37,697       37,158

Cash and cash equivalents                                                               362          461
Accrued investment income                                                               408          375
Deferred policy acquisition costs                                                       792          456
Property and equipment                                                                  458          451
Goodwill and other intangibles                                                          152          161
Premiums due and other receivables                                                      284          261
Mortgage loan servicing rights                                                        1,081          778
Closed block assets                                                                   4,318        4,251
Separate account assets                                                              33,307       29,009
Other assets                                                                            451          582
                                                                                 ---------------------------
                                                                                 ===========================
Total assets                                                                        $79,310      $73,943
                                                                                 ===========================
                                                                                 ===========================

Liabilities
Contractholder funds                                                                $24,523      $23,339
Future policy benefits and claims                                                     7,623        7,082
Other policyholder funds                                                                271          293
Short-term debt                                                                           -          200
Long-term debt                                                                          834          671
Income taxes currently payable                                                           15           27
Deferred income taxes                                                                   159          497
Closed block liabilities                                                              5,395        5,299
Separate account liabilities                                                         33,307       29,009
Other liabilities                                                                     2,232        2,057
                                                                                 ---------------------------
                                                                                 ---------------------------
Total liabilities                                                                    74,359       68,474

Stockholder's equity
Common stock, par value $1 per share - authorized  5,000,000 shares,  issued and outstanding 2,500,000 shares (wholly owned indirectly by Principal Mutual
   Holding Company)                                                                       3            3
Retained earnings                                                                     5,110        4,749
Accumulated other comprehensive income (loss):
   Net unrealized gains (losses) on available-for-sale securities                      (102)         746
   Net foreign currency translation adjustment                                          (60)         (29)
                                                                                 ---------------------------
                                                                                 ---------------------------
Total stockholder's equity                                                            4,951        5,469
                                                                                 ---------------------------
                                                                                 ===========================
Total liabilities and stockholder's equity                                          $79,310      $73,943
                                                                                 ===========================

See accompanying notes.




                        Principal Life Insurance Company

                 Consolidated Statements of Stockholder's Equity



                                                            Net Unrealized
                                                          Gains (Losses) on      Net Foreign
                                                          Available-for-Sale      Currency            Total
                                    Common     Retained       Securities         Translation      Stockholder's
                                     Stock     Earnings                          Adjustment          Equity
                                  -------------------------------------------------------------------------------
                                                                  (In Millions)
   Balances at January 1, 1997         $-       $3,803          $   860             $  (9)            $4,654
   Comprehensive income:
     Net income                         -          454                -                 -                454
     Net change in unrealized
       gains and losses on fixed
       maturities,                      -            -              197                 -                197
       available-for-sale
     Net change in unrealized
       gains and losses on
       equity securities,               -            -              118                 -                118
       available-for-sale
     Adjustments for assumed
       changes in amortization
       patterns:
       Deferred policy
         acquisition costs              -            -              (44)                -                (44)
       Unearned revenue reserves        -            -                4                 -                  4
     Provision for deferred
       income taxes                     -            -              (97)                -                (97)
     Change in net foreign
       currency translation             -            -                -                (2)                (2)
       adjustment
                                                                                                 ----------------
   Comprehensive income                                                                                  630
                                  -------------------------------------------------------------------------------
   Balances at December 31, 1997        -        4,257            1,038               (11)             5,284
   Issuance of 2,500,000 shares
     of common stock to parent
     holding company                    3           (3)              -                  -                  -
   Dividend to parent holding           -         (200)              -                  -               (200)
     company
   Comprehensive income:
     Net income                         -          695               -                  -                695
     Net change in unrealized
       gains and losses on fixed
       maturities,                      -            -            (203)                 -               (203)
       available-for-sale
     Net change in unrealized
       gains and losses on
       equity securities,
       available-for-sale,              -            -            (292)                 -               (292)
       including seed money in
       separate accounts
     Adjustments for assumed
       changes in amortization
       patterns:
       Deferred policy
         acquisition costs              -            -              37                  -                 37
       Unearned revenue reserves        -            -              (4)                 -                 (4)
     Provision for deferred
       income tax benefit               -            -             170                  -                170
     Change in net foreign
       currency translation             -            -               -                (18)               (18)
       adjustment
                                                                                                 ----------------
   Comprehensive income                                                                                  385
                                  -------------------------------------------------------------------------------
   Balances at December 31, 1998        3        4,749             746                (29)             5,469



                        Principal Life Insurance Company

           Consolidated Statements of Stockholder's Equity (continued)




                                                            Net Unrealized
                                                          Gains (Losses) on      Net Foreign
                                                          Available-for-Sale      Currency            Total
                                    Common     Retained       Securities         Translation      Stockholder's
                                     Stock     Earnings                          Adjustment          Equity
                                  -------------------------------------------------------------------------------
                                                                  (In Millions)

   Balances at January 1, 1999         $3       $4,749          $  746              $ (29)            $5,469
   Dividend to parent holding           -         (449)              -                  -               (449)
     company
   Comprehensive loss:
     Net income                         -          810               -                  -                810
     Net change in unrealized
       gains and losses on fixed
       maturities,                      -            -          (1,375)                 -             (1,375)
       available-for-sale
     Net change in unrealized
       gains and losses on
       equity securities,
       available-for-sale,              -            -            (142)                 -               (142)
       including seed money in
       separate accounts
     Adjustments for assumed
       changes in amortization
       patterns:
       Deferred policy
         acquisition costs                           -             246                  -                246
       Unearned revenue reserves                     -             (30)                 -                (30)
     Provision for deferred
       income tax benefit                            -             453                  -                453
     Change in net foreign
       currency translation                          -               -                (31)               (31)
       adjustment
                                                                                                 ----------------
   Comprehensive loss                                                                                    (69)
                                  ===============================================================================
   Balances at December 31, 1999       $3       $5,110         $  (102)              $(60)            $4,951
                                  ===============================================================================



See accompanying notes.




                        Principal Life Insurance Company

                      Consolidated Statements of Cash Flows




                                                                              Year ended December 31
                                                                          1999         1998         1997
                                                                      ---------------------------------------
                                                                                  (In Millions)
Operating activities
Net income                                                             $     810   $     695      $   454
Adjustments to reconcile net income to net cash provided by
   operating activities:
   Amortization of deferred policy acquisition costs                          76         170          170
   Additions to deferred policy acquisition costs                           (254)       (229)        (213)
   Gain on sales of subsidiaries                                             (11)         (6)         (14)
   Accrued investment income                                                 (33)         24            7
   Premiums due and other receivables                                        (21)         87          (78)
   Contractholder and policyholder liabilities and dividends
                                                                           1,430       1,489        1,396
   Current and deferred income taxes                                         103        (265)          96
   Net realized capital gains                                               (459)       (466)        (176)
   Depreciation and amortization expense                                      72         100          117
   Change in closed block operating assets and
     liabilities, net                                                        174         230            -
   Other                                                                     163         115         (185)
                                                                      ---------------------------------------
Net adjustments                                                            1,240       1,249        1,120
                                                                      ---------------------------------------
Net cash provided by operating activities                                  2,050       1,944        1,574

Investing activities Available-for-sale securities:
   Purchases                                                             (10,956)     (7,141)      (7,478)
   Sales                                                                   6,852       5,684        7,475
   Maturities                                                              2,500       1,377        1,204
Mortgage loans acquired or originated                                    (16,503)    (14,162)      (9,925)
Mortgage loans sold or repaid                                             16,242      14,414        8,977
Net change in mortgage servicing rights                                     (307)       (387)        (144)
Real estate acquired                                                        (449)       (436)        (309)
Real estate sold                                                             870         662          198
Net change in property and equipment                                         (20)        (20)           -
Change in closed block investments, net                                     (169)       (201)           -
Proceeds from sales of subsidiaries                                           42          96           35
Purchases of interest in subsidiaries, net of cash acquired                  (13)       (218)         (99)
Net change in other investments                                             (260)       (249)         (83)
                                                                      ---------------------------------------
Net cash used in investing activities                                     (2,171)       (581)        (149)





                        Principal Life Insurance Company

                Consolidated Statements of Cash Flows (continued)



                                                                              Year ended December 31
                                                                          1999         1998         1997
                                                                      ---------------------------------------
                                                                                  (In Millions)
Financing activities
Issuance of debt                                                       $     203    $     243     $     75
Principal repayments of debt                                                 (40)         (51)         (28)
Proceeds of short-term borrowings                                          4,952        8,628        5,089
Repayment of short-term borrowings                                        (4,896)      (8,924)      (4,974)
Dividend paid to parent holding company                                     (441)        (140)           -
Investment contract deposits                                               5,325        5,854        4,134
Investment contract withdrawals                                           (5,081)      (7,058)      (5,446)
                                                                      ---------------------------------------
Net cash provided by (used in) financing activities                           22       (1,448)      (1,150)
                                                                      ---------------------------------------

Net increase (decrease) in cash and cash equivalents                         (99)         (85)         275

Cash and cash equivalents at beginning of year                               461          546          271
                                                                      =======================================
Cash and cash equivalents at end of year                               $     362    $     461      $   546
                                                                      =======================================

Schedule of noncash operating and investing activities
Dividend of net noncash assets and liabilities of Princor Financial
   Services Corporation to Principal Financial Services, Inc. on
   April 1, 1999                                                       $      12
                                                                      =============
Thefollowing  noncash  assets and  liabilities  were  transferred  to the Closed
   Block as a result of the July 1, 1998 mutual holding company formation:
   Operating activities:
     Accrued investment income                                                     $       59
     Deferred policy acquisition costs                                                    697
     Other assets                                                                          12
     Future policy benefits and claims                                                 (4,545)
     Other policyholder funds                                                              (7)
     Policyholder dividends payable                                                      (388)
     Other liabilities                                                                   (173)
                                                                                   -------------
   Total noncash operating activities (4,345) Investing activities:
     Fixed maturities, available-for-sale                                               1,562
     Mortgage loans                                                                     1,027
     Policy loans                                                                         736
     Other investments                                                                      1
                                                                                   -------------
   Total noncash investing activities                                                   3,326
                                                                                   =============
   Total noncash operating and investing activities                                   $(1,019)
                                                                                   =============

Net transfer of noncash assets and liabilities of Principal Health
   Care Inc. on April 1, 1998 in exchange for common shares of
   Coventry Health Care, Inc.                                                        $   (160)
                                                                                   =============

See accompanying notes.




                        Principal Life Insurance Company

                   Notes to Consolidated Financial Statements

                                December 31, 1999


1. Nature of Operations and Significant Accounting Policies

Reorganization

Effective July 1, 1998, Principal Mutual Life Insurance Company formed a mutual insurance holding company ("Principal Mutual Holding Company") and converted to a stock life insurance company ("Principal Life Insurance Company"). All of the shares of Principal Life Insurance Company were issued to Principal Mutual
Holding Company through two newly formed intermediate holding companies, Principal Financial Group, Inc. and Principal Financial Services, Inc. The reorganization itself did not have a material financial impact on Principal Life Insurance Company and its consolidated subsidiaries, as the net assets so transferred to achieve the change in legal organization were accounted for at historical carrying amounts in a manner similar to that in pooling-of-interests accounting.

Description of Business

Principal  Life  Insurance  Company  and  its  consolidated  subsidiaries  ("the
Company") is a diversified financial services organization engaged in the marketing and management of life insurance, annuity, health, pension and other financial products and services, primarily in the United States.

Basis of Presentation

The accompanying consolidated financial statements of the Company and its majority-owned subsidiaries have been prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). Less than majority-owned entities in which the Company has at least a 20% interest are reported on the equity basis in the consolidated statements of financial position as other investments. All significant intercompany accounts and transactions have been eliminated.

Total assets of the unconsolidated entities amounted to $2.3 billion at December 31, 1999 and $2.2 billion at December 31, 1998. Total revenues of the unconsolidated entities were $2.0 billion in 1999, $1.8 billion in 1998 and $294 million in 1997. During 1999, 1998 and 1997, the Company included $108 million, $18 million and $19 million, respectively, in net investment income representing the Company's share of current year net income of the unconsolidated entities.

Closed Block

In conjunction with the formation of the mutual insurance holding company, the Company established a Closed Block for the benefit of certain classes of individual participating and dividend-paying policies in force on that date. The Closed Block was designed to provide reasonable assurance to policyholders included therein that, after



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

the Reorganization, assets would be available to maintain the aggregate dividend scales in effect for 1997 if the experience underlying such scales continued. Assets were allocated to the Closed Block in amounts such that their cash flows together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such policies, including provisions for payment of claims, certain expenses, charges and taxes, and to provide for the continuation of aggregate dividend scales in accordance with the 1997 policy dividend scales if the experience underlying such scales continued, and to allow for appropriate adjustments in such scales if the experience changes.

Assets allocated to the Closed Block inure to the benefits of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held by the Company. The Company will continue to pay guaranteed benefits under all policies, including the policies included in the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, the Company will be required to make such payments from its general funds.

The contribution to the operating income of the Company from the Closed Block is reported as a single line item in the statement of operations. Accordingly, premiums, net investment income, realized capital gains (losses), policyholder benefits and dividends attributable to the Closed Block, less certain expenses and charges and the amortization of deferred policy acquisition costs, are shown as a net number under the caption "Contribution from the Closed Block." This results in material reductions in the respective line items in the statement of operations while having no effect on net income. All assets allocated to the Closed Block are grouped together and shown as a separate item entitled "Closed Block assets"; and all liabilities attributable to the Closed Block are combined and disclosed as the "Closed Block liabilities". The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in operating income or other comprehensive income over the period the policies and contracts in the Closed Block remain in force.

The Contribution from the Closed Block does not represent the total profitability attributable to the policies included in the Closed Block. Certain expenses attributable to the policies included in the Closed Block and commissions on these policies are not included in the reported Contribution from the Closed Block, but rather are included in operating expenses consistent with the initial regulatory funding of the Closed Block. Consequently, the assets needed to fund the Closed Block are less than the total accumulated assets attributable to the policies included in the Closed Block. Income on the assets held outside of the Closed Block is included in net investment income and not included in the Contribution from the Closed Block.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates in the Preparation of Financial Statements

The preparation of the Company's consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

Investments in fixed maturities and equity securities are classified as available-for-sale and, accordingly, are carried at fair value. (See Note 12 for policies related to the determination of fair value.) The cost of fixed maturities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturities and equity securities is adjusted for declines in value that are other than temporary. For the loan-backed and structured securities included in the bond portfolio, the Company recognizes income using a constant effective yield based on currently anticipated prepayments as determined by broker-dealer surveys or internal estimates and the estimated lives of the securities.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the loan balances or fair market values of the properties at the time of foreclosure. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements, and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. The Company recognizes impairment losses for its properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost bases of the properties are reduced accordingly. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. Any impairment losses and any changes in valuation allowances are reported as net realized capital losses.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Commercial and residential mortgage loans are reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, and net of valuation allowances. Any changes in the valuation allowances are reported as net realized capital gains (losses). The Company measures impairment based upon the present value of expected cash flows discounted at the loan's effective interest rate. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral. The Company includes residential mortgage loans held for sale in the amount of $432 million and $743 million and commercial mortgage loans held for sale in the amount of $280 million and $22 million at December 31, 1999 and 1998, respectively, which are carried at lower of cost or fair value and reported as mortgage loans in the statements of financial position.

Net realized capital gains and losses on investments are determined using the specific identification basis.

Policy loans and other investments, excluding investments in unconsolidated entities, are primarily reported at cost.

Derivatives

Derivatives are generally held for purposes other than trading and are primarily used to hedge or reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. Additionally, derivatives are used to change the characteristics of the Company's asset/liability mix consistent with the Company's risk management activities.

The Company's risk of loss is typically limited to the fair value of its derivative instruments and not to the notional or contractual amounts of these derivatives. Risk arises from changes in the fair value of the underlying instruments. The Company is also exposed to credit losses in the event of nonperformance of the counterparties. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits.

The Company's use of derivatives is further described in Note 4. The net interest effect of interest rate and currency swap transactions is recorded as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The cost of other derivative contracts is amortized over the life of the contracts and classified with the results of the underlying hedged item. Certain contracts are designated as hedges of specific assets and, to the extent those assets are marked to market, the hedge contracts are also marked to market and included as an adjustment of the underlying asset value. Other contracts are designated and accounted for as hedges of certain liabilities and are not marked to market.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce the Company's exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the changes in value of the derivatives are included in net income.

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims, and other policyholder funds) include reserves for investment contracts and reserves for universal life, limited payment, participating and traditional life insurance policies. Investment contracts are contractholders' funds on deposit with the Company and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges plus credited interest.

Reserves for universal life insurance contracts are equal to cumulative premiums less charges plus credited interest which represents the account balances that accrue to the benefit of the policyholders. Reserves for non-participating term life insurance contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally vary by plan, year of issue and policy duration. Investment yield is based on the Company's experience. Mortality, morbidity and withdrawal rate assumptions are based on experience of the Company and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rate and mortality rates guaranteed in calculating the cash surrender values described in the contract.

Some of the Company's policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts.

The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, the Company believes that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Recognition of Premiums, Fees and Benefits

Traditional individual life and health insurance products include those products with fixed and guaranteed premiums and benefits, and consist principally of whole life and term life insurance policies and certain immediate annuities with life contingencies. Premiums from these products are recognized as premium revenue when due.

Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Some group contracts allow for premiums to be adjusted to reflect emerging experience. Such adjusted premiums are recognized in the period that the related experience emerges. Fees for contracts providing claim processing or other administrative services are recorded over the period the service is provided.

Related policy benefits and expenses for individual and group life and health insurance products are associated with earned premiums and result in the recognition of profits over the expected lives of the policies and contracts.

Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment contracts do not subject the Company to risks arising from policyholder mortality or morbidity, and consist primarily of Guaranteed Investment Contracts ("GICs") and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Deferred Policy Acquisition Costs

Commissions and other costs (underwriting, issuance and agency expenses) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Acquisition costs that are not deferrable and maintenance costs are charged to operations as incurred.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Deferred policy acquisition costs for universal life-type insurance contracts and participating life insurance policies and investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins. This amortization is adjusted retrospectively when estimates of current or future gross profits and margins to be realized from a group of products and contracts are revised. The deferred policy acquisition costs of non-participating term life insurance policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs would be written off to the extent that it is determined that future policy premiums and investment income or gross profit margins would not be adequate to cover related losses and expenses.

Reinsurance

The Company enters into reinsurance agreements with other companies in the normal course of business. The Company may assume reinsurance from or cede reinsurance to other companies. Premiums and expenses are reported net of reinsurance ceded. The Company is contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. To minimize the possibility of losses, the Company evaluates the financial condition of its reinsurers and continually monitors concentrations of credit risk.

The effect of reinsurance on premiums and other considerations and policy and contract benefits and changes in reserves is as follows (in millions):

                                                                         Year ended December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------
   Premiums and other considerations:
     Direct                                                         $3,187        $3,390        $4,601
     Assumed                                                             4            59           106
     Ceded                                                             (39)          (40)          (39)
                                                                ==========================================
   Net premiums and other considerations                            $3,152        $3,409        $4,668
                                                                ==========================================

   Policy and contract benefits and changes in reserves:
     Direct                                                         $4,656        $4,739        $5,596
     Assumed                                                            (1)           66           102
     Ceded                                                             (30)          (28)          (66)
                                                                ------------------------------------------
   Net policy and contract benefits and changes in reserves
                                                                    $4,625        $4,777        $5,632
                                                                ==========================================




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Effective July 1, 1998, the Company no longer participates in reinsurance pools related to the Federal Employee Group Life Insurance and Service Group Life Insurance programs. In 1997, the premium assumed from these arrangements was approximately $85 million.

Guaranty-fund Assessments

Guaranty-fund assessments are accrued for anticipated assessments, which are estimated using data available from various industry sources that monitor the current status of open and closed insolvencies. The Company has also established an other asset for assessments expected to be recovered through future premium tax offsets.

Separate Accounts

The separate account assets and liabilities presented in the consolidated financial statements represent the fair market value of funds that are separately administered by the Company for contracts with equity, real estate and fixed-income investments. Generally, the separate account contract owner, rather than the Company, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any other business of the Company. The Company receives a fee for administrative, maintenance and investment advisory services that is included in the consolidated statements of operations. Deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.

Income Taxes

Principal Mutual Holding Company files a consolidated income tax return that includes the Company and all of its qualifying subsidiaries and has a policy of allocating income tax expenses and benefits to companies in the group based upon pro rata contribution of taxable income or operating losses. The Company is taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred tax assets and deferred tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.

Foreign Exchange

The Company's foreign subsidiaries' statements of financial position and operations are translated at the current exchange rates and average exchange rates for the year, respectively. Resulting translation adjustments for foreign subsidiaries and certain other transactions are reported as a component of equity. Other translation adjustments for foreign currency transactions that affect cash flows are reported in current operations.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Pension and Postretirement Benefits

The Company accounts for its pension benefits and postretirement benefits other than pension (medical, life insurance and long-term care) using the full accrual method.

Property and Equipment

Property and equipment includes home office properties, related leasehold improvements, purchased and internally developed software and other fixed assets. Property and equipment use is shown in the consolidated statements of financial position at cost less allowances for accumulated depreciation. Provisions for depreciation of property and equipment are computed principally on the straight-line method over the estimated useful lives of the assets. Property and equipment and related accumulated depreciation are as follows (in millions):

                                                          December 31
                                                      1999           1998
                                                  -----------------------------

   Property and equipment                              $777           $730
   Accumulated depreciation                            (319)          (279)
                                                  =============================
   Property and equipment, net                         $458           $451
                                                  =============================

Goodwill and Other Intangibles

Goodwill and other intangibles include the cost of acquired subsidiaries in excess of the fair value of the net assets (i.e., goodwill) and other intangible assets which have been recorded in connection with acquisitions. These assets are amortized on a straight-line basis generally over 10 to 15 years. The carrying amount of goodwill and other intangibles is reviewed periodically for indicators of impairment in value, which in the view of management are other than temporary, including unexpected or adverse changes in the economic or competitive environments in which the Company operates, profitability analyses and the fair value of the relevant subsidiary. If facts and circumstances suggest that a subsidiary's goodwill is impaired, the Company assesses the fair value of the underlying business and reduces the goodwill to an amount that results in the book value of the subsidiary approximating fair value.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Goodwill and other intangibles, and related accumulated amortization, are as follows (in millions):

                                                                                      December 31
                                                                                  1999           1998
                                                                              -----------------------------

   Goodwill                                                                        $176           $185
   Other intangibles                                                                 21             16
                                                                              -----------------------------
                                                                                    197            201
   Accumulated amortization                                                         (45)           (40)
                                                                              =============================
   Total goodwill and other intangibles, net                                       $152           $161
                                                                              =============================

Premiums Due and Other Receivables

Premiums due and other  receivables  include life and health insurance  premiums
due,   reinsurance   recoveries,   guaranty  funds  receivable  or  on  deposit,
receivables from the sale of securities and other receivables.

Mortgage Loan Servicing Rights

Mortgage loan servicing rights represent the cost of purchasing or originating the right to service mortgage loans. These costs are capitalized and amortized to operations over the estimated remaining lives of the underlying loans using the interest method and taking into account appropriate prepayment assumptions. Capitalized mortgage loan servicing rights are periodically assessed for impairment, which is recognized in the consolidated statements of operations during the period in which impairment occurs by establishing a corresponding valuation allowance.

Other Assets

Included in other assets are certain assets pending transfer or novation that are carried at fair value (see Note 2). The remainder of other assets are reported primarily at cost.

Comprehensive Income (Loss)

Comprehensive  income (loss) includes all changes in stockholder's equity during
a  period  except  those  resulting  from   investments  by   shareholders   and
distributions to shareholders.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

The following table sets forth the adjustments necessary to avoid duplication of items that are included as part of net income for a year that had been part of other comprehensive income in prior years (in millions):

                                                                               December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------
   Unrealized gains (losses) on available-for-sale securities
     arising during the year                                       $(1,039)        $(530)         $106
   Adjustment for realized gains on available-for-sale
     securities included in net income                                 191           238            72
                                                                ==========================================
   Unrealized gains (losses) on available-for-sale securities,
     as adjusted                                                   $  (848)        $(292)         $178
                                                                ==========================================

The above adjustment for net realized gains on available-for-sale securities included in net income is presented net of tax, related changes in the amortization patterns of deferred policy acquisition costs and unearned revenue reserves.

Reclassifications

Certain reclassifications have been made to the 1997 and 1998 consolidated financial statements to conform to the 1999 presentation.

Accounting Changes

In June 1998, the Financial Accounting Standards Board ("the FASB") issued Statement No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). In June 1999, Statement No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, ("SFAS 137") was issued deferring the effective date of SFAS 133 by one year. The new effective date for the Company to adopt SFAS 133 is January 1, 2001. SFAS 133 will require the Company to include all derivatives in the consolidated statement of financial position at fair value. Changes in derivative fair values will either be recognized in earnings as offsets to the changes in fair value of related hedged assets, liabilities and firm commitments or, for forecasted transactions, deferred and recorded as a component of equity until the hedged transactions occur and are recognized in earnings. The ineffective portion of a hedging derivative's change in fair value will be immediately recognized in earnings. The impact of SFAS 133 on the Company's financial statements will depend on a variety of factors, including future interpretive guidance from the FASB, the future level of forecasted and actual foreign currency transactions, the extent of the Company's hedging activities, the types of hedging instruments used and the effectiveness of such instruments. However, the Company does not believe the effect of adopting SFAS 133 will be material to its consolidated financial position.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

On January 1, 1999, the Company implemented the Statement of Position ("SOP") 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. SOP 98-1 defines internal use software and when the costs associated with internal use should be capitalized. The implementation did not have a material impact on the Company's consolidated financial statements.


2. Mergers, Acquisitions and Divestitures

During 1999, various acquisitions were made by the Company's subsidiaries at purchase prices aggregating $13 million. The acquisitions were all accounted for using the purchase method and the results of operations of the acquired businesses have been included in the financial statements of the subsidiaries from the dates of acquisition. Such acquired companies had total assets at December 31, 1999 and total 1999 revenue of $17 million and $12 million, respectively.

Effective April 1, 1998, the Company merged substantially all of its managed care operations with Coventry Corporation in exchange for a non-majority ownership position in the resulting entity, Coventry Health Care, Inc. The Company's investment in Coventry Health Care, Inc. is accounted for using the equity method. Net equity of the transferred business on April 1, 1998 was $170 million. Consolidated financial results for 1997 included total assets at December 31, 1997, and total revenues and pretax loss for the year then ended of approximately $419 million, $883 million and $(26) million, respectively, for the transferred business.

During 1998, various acquisitions were made by the Company's subsidiaries at purchase prices aggregating $224 million. The acquisitions were all accounted for using the purchase method and the results of operations of the acquired businesses have been included in the financial statements of the subsidiaries from the dates of acquisition. Such acquired companies had total assets at December 31, 1998 and total 1998 revenue of $459 million and $58 million, respectively.

During 1998, various divestitures were made by certain of the Company's subsidiaries at selling prices aggregating $118 million and $15 million in net realized capital gains were realized as a result of these divestitures. In 1997, the financial statements included $152 million in assets, $206 million in revenues and $20 million of pretax losses related to these subsidiaries.

During 1997, various acquisitions were made by certain of the Company's subsidiaries at purchase prices aggregating $101 million. The acquisitions were all accounted for using the purchase method and the results of operations of the acquired businesses have been included in the financial statements of the subsidiaries from the dates of acquisition. Such acquired companies had total assets at December 31, 1997 and total 1997 revenue of $459 million and $86 million, respectively.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




3. Investments

Under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, securities are generally classified as available-for-sale, held-to-maturity, or trading. The Company has classified its entire fixed maturities portfolio as available-for-sale, although it is generally the Company's intent to hold these securities to maturity. The Company has also classified all equity securities as available-for-sale. Securities classified as available-for-sale are reported at fair value in the consolidated statements of financial position with the related unrealized holding gains and losses on such available-for-sale securities reported as a separate component of equity after adjustments for related changes in deferred policy acquisition costs, unearned revenue reserves and deferred income taxes.

The cost, gross unrealized gains and losses and fair value of fixed maturities and equity securities available-for-sale as of December 31, 1999 and 1998, are as follows (in millions):

                                                                   Gross           Gross
                                                                Unrealized      Unrealized         Fair
                                                   Cost            Gains          Losses          Value
                                              ---------------------------------------------------------------
                                              ---------------------------------------------------------------
   December 31, 1999 Fixed maturities:
     United States Government and agencies
                                                  $    163        $    -          $    2         $     161
     Foreign governments                               808            18              15               811
     States and political subdivisions                 139             1               9               131
     Corporate - public                              5,187            73             137             5,123
     Corporate - private                            10,300            95             332            10,063
     Mortgage-backed and other asset-backed
       securities                                    5,486            12             127             5,371
                                              ---------------------------------------------------------------
   Total fixed maturities                          $22,083          $199            $622           $21,660
                                              ===============================================================
   Total equity securities                       $     721          $176           $  33         $     864
                                              ===============================================================

   December 31, 1998 Fixed maturities:
     United States Government and agencies
                                                 $     615       $     -           $  10         $     605
     Foreign governments                               340            29               5               364
     States and political subdivisions                 137            10               -               147
     Corporate - public                              3,841           249              84             4,006
     Corporate - private                            10,570           623              95            11,098
     Mortgage-backed and other asset-backed
       securities                                    4,659           138              11             4,786
                                              ---------------------------------------------------------------
                                              ===============================================================
   Total fixed maturities                          $20,162        $1,049            $205           $21,006
                                              ===============================================================
   Total equity securities                       $     760       $   395           $  53          $  1,102
                                              ===============================================================




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




3. Investments (continued)

The cost and fair value of fixed maturities available-for-sale at December 31, 1999, by expected maturity, are as follows (in millions):

                                                                                 Cost        Fair Value
                                                                             ------------------------------
                                                                             ------------------------------

   Due in one year or less                                                     $  1,261        $  1,260
   Due after one year through five years                                          7,784           7,654
   Due after five years through ten years                                         4,342           4,281
   Due after ten years                                                            3,210           3,094
                                                                             ------------------------------
                                                                             ------------------------------
                                                                                 16,597          16,289
   Mortgage-backed and other asset-backed securities                              5,486           5,371
                                                                             ------------------------------
                                                                             ==============================
   Total                                                                        $22,083         $21,660
                                                                             ==============================

The above summarized activity is based on expected maturities. Actual maturities may differ because borrowers may have the right to call or pre-pay obligations.

Major categories of net investment income are summarized as follows (in millions):

                                                                         Year ended December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------

   Fixed maturities, available-for-sale                             $1,578        $1,525        $1,620
   Equity securities, available-for-sale                                46            32            39
   Mortgage loans                                                    1,025         1,100         1,084
   Real estate                                                         188           143           107
   Policy loans                                                          2            27            50
   Cash and cash equivalents                                            19             9             9
   Other                                                                43            58            92
                                                                ------------------------------------------
                                                                ------------------------------------------
                                                                     2,901         2,894         3,001

   Less investment expenses                                           (124)          (88)          (64)
                                                                ------------------------------------------
                                                                ==========================================
   Net investment income                                            $2,777        $2,806        $2,937
                                                                ==========================================




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




3. Investments (continued)

The major components of net realized capital gains on investments are summarized as follows (in millions):

                                                                           Year ended December 31
                                                                     1999          1998           1997
                                                                 -------------------------------------------

   Fixed maturities, available-for-sale:
     Gross gains                                                     $  31         $  67         $  51
     Gross losses                                                     (123)          (31)          (43)
   Equity securities, available-for-sale:
     Gross gains                                                       409           329           132
     Gross losses                                                      (26)          (40)          (26)
   Mortgage loans                                                       (8)            8            (6)
   Real estate                                                          56           126            64
   Other                                                               120             7             4
                                                                 ===========================================
   Net realized capital gains                                         $459          $466          $176
                                                                 ===========================================

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities were $5.3 billion, $2.8 billion and $5.0 billion in 1999, 1998 and 1997 respectively. Of the 1999, 1998 and 1997 proceeds, $3.6 billion, $2.2 billion and $4.0 billion, respectively, relates to sales of mortgage-backed securities. The Company actively manages its mortgage-backed securities portfolio to control prepayment risk. Gross gains of $2 million, $23 million and $29 million and gross losses of $57 million, $7 million and $10 million in 1999, 1998 and 1997, respectively, were realized on sales of mortgage-backed securities. At December 31, 1999, the Company had security purchases payable totaling $910 million relating to the purchases of mortgage-backed securities at forward dates.

The net unrealized gains and losses on investments in fixed maturities and equity securities available-for-sale is reported as a separate component of equity, reduced by adjustments to deferred policy acquisition costs and unearned revenue reserves that would have been required as a charge or credit to operations had such amounts been realized and a provision for deferred income taxes. The cumulative amount of net unrealized gains and losses on available-for-sale securities, including the net unrealized gains and losses on the Closed Block available-for-sale securities, is as follows (in millions):




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




3. Investments (continued)

                                                                                      December 31
                                                                                  1999           1998
                                                                              -----------------------------

   Net unrealized gains and losses on fixed maturities, available-for-sale
                                                                                  $(436)         $939
   Net unrealized gains and losses on equity securities, available-for-sale,
     including seed money in separate accounts                                      205           347
   Adjustments for assumed changes in amortization patterns:
     Deferred policy acquisition costs                                               79          (167)
     Unearned revenue reserves                                                      (13)           17
   Provision for deferred income (taxes) tax benefit                                 63          (390)
                                                                              =============================
   Net unrealized gains and losses on available-for-sale securities               $(102)         $746
                                                                              =============================

During 1998, the net change in unrealized gains and losses on fixed maturities, available-for-sale, appearing in the consolidated statements of equity includes the effect of a change in the method of estimating the fair value of certain corporate bonds, net of related adjustments for assumed changes in amortization patterns and deferred income taxes, of $116 million.

The corporate private placement bond portfolio is diversified by issuer and industry. Restrictive bond covenants are monitored by the Company to regulate the activities of issuers and control their leveraging capabilities.

Commercial mortgage loans and corporate private placement bonds originated or acquired by the Company represent its primary areas of credit risk exposure. At December 31, 1999 and 1998, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows:

               Geographic Distribution                             Property Type Distribution
------------------------------------------------------   --------------------------------------------------
                                    December 31                                          December 31
                                  1999        1998                                     1999       1998
                               -----------------------                              -----------------------
                               -----------------------                              -----------------------

   New England                      5%          5%       Office                         30%        29%
   Middle Atlantic                 14          14        Retail                         33         33
   East North Central              10          10        Hotel                           1          1
   West North Central               4           5        Mixed use/other                 2          2
   South Atlantic                  25          25        Industrial                     32         33
   East South Central               3           3        Apartments                      3          3
   West South Central               7           7        Valuation allowance            (1)        (1)
   Mountain                         5           4
   Pacific                         28          28
   Valuation allowance             (1)         (1)




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




3. Investments (continued)

Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established for the difference between the carrying amount of the mortgage loan and the estimated value. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. The provision for losses is reported as a net realized capital loss.

Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries are credited to the allowance for losses. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. The evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may change.

A summary of the changes in the mortgage loan allowance for losses is as follows (in millions):

                                                                                   December 31
                                                                          1999        1998        1997
                                                                       ------------------------------------

   Balance at beginning of year                                            $104        $121        $121
   Establishment of closed block (see Note 5)                                 -          (9)          -
   Provision for losses                                                       5           4           8
   Releases due to write-downs, sales and foreclosures                       (1)        (12)         (8)
                                                                       ====================================
   Balance at end of year                                                  $108        $104        $121
                                                                       ====================================

The Company was servicing approximately 555,000 and 484,000 residential mortgage loans with aggregate principal balances of approximately $51.9 billion and $42.1 billion at December 31, 1999 and 1998, respectively. In connection with these mortgage servicing activities, the Company held funds in trust for others totaling approximately $334 million and $284 million at December 31, 1999 and 1998, respectively. In connection with its loan administration activities, the Company advances payments of property taxes and insurance premiums and also advances principal and interest payments to investors in advance of collecting funds from specific mortgagors. In addition, the Company makes certain payments of attorney fees and other costs related to loans in foreclosure. These amounts receivable are recorded, at cost, as advances on serviced loans. Amounts advanced are considered in management's evaluation of the adequacy of the mortgage loan allowance for losses.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




3. Investments (continued)

Real estate holdings and related accumulated depreciation are as follows (in millions):

                                                       December 31
                                                   1999           1998
                                               -----------------------------

   Investment real estate                          $1,461        $1,890
   Accumulated depreciation                          (161)         (183)
                                               -----------------------------
                                                    1,300         1,707
   Properties held for sale                           912           878
                                               =============================
   Real estate, net                                $2,212        $2,585
                                               =============================

Other investments include a temporarily controlled subsidiary. Also included in other investments are properties owned jointly with venture partners and operated by the partners. Joint ventures in which the Company has an interest have mortgage loans with the Company of $760 million and $876 million at December 31, 1999 and 1998, respectively. The Company is committed to providing additional mortgage financing for such joint ventures aggregating $77 million at December 31, 1999.


4. Derivatives Held or Issued for Purposes Other Than Trading

The Company uses exchange-traded interest rate futures and mortgage-backed securities forwards to hedge against interest rate risks. The Company attempts to match the timing of when interest rates are committed on insurance products and on new investments. However, timing differences do occur and can expose the Company to fluctuating interest rates. Interest rate futures and mortgage-backed securities forwards are used to minimize these risks. In these contracts, the Company is subject to the risk that the counterparties will fail to perform and to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by opposite changes in the value of the hedged items. Futures contracts are marked to market and settled daily, which minimizes the counterparty risk. The notional amounts of futures contracts ($76 million at December 31, 1999, and $855 million at December 31,
1998) represent the extent of the Company's involvement. The Company had outstanding mortgage-backed securities forwards of $149 million and $55 million at December 31, 1999 and 1998, respectively.

The Company uses interest rate swaps to more closely match the interest rate characteristics of its assets with those of its liabilities. Swaps are used in asset and liability management to modify duration and match cash flows. Occasionally, the Company will sell a callable investment-type contract and may use interest rate swaptions or similar instruments to transform the callable liability into a fixed term liability. In addition, the Company may sell an investment-type contract with attributes tied to market indices in which case the Company uses a call option to transform the liability into a




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




4. Derivatives Held or Issued for Purposes Other Than Trading (continued)

fixed rate liability. The notional principal amounts of the interest rate swaps outstanding at December 31, 1999 and 1998 were $1,211 million and $1,533 million, respectively, and the credit exposure at December 31, 1999 and 1998 was $19 million for both years. The notional principal amounts of the swaptions outstanding at December 31, 1999 and 1998 were $470 million and $259 million, respectively, and the credit exposure at December 31, 1999 and 1998 was $9 million and $6 million, respectively. The notional amounts of call options were $30 million at both December 31, 1999 and 1998, and the credit exposure was $19 million and $6 million at December 31, 1999 and 1998, respectively. The Company's current credit exposure on swaps is limited to the value of interest rate swaps that have become favorable to the Company. The average unexpired terms of the swaps were approximately five years at December 31, 1999 and six years at December 31, 1998. The net amount payable or receivable from interest rate swaps is accrued as an adjustment to interest income. The Company's interest rate swap agreements include cross-default provisions when two or more swaps are transacted with a given counterparty.

The Company enters into currency exchange swap agreements to convert certain foreign denominated fixed rate assets and liabilities into U. S. dollar denominated instruments to eliminate the exposure to future currency volatility on those items. At December 31, 1999, the Company had various foreign currency exchange agreements with maturities ranging from 2000 to 2018, with an aggregate notional amount of approximately $1,571 million and a credit exposure of $69 million. At December 31, 1998, such maturities ranged from 1999 to 2018 with an aggregate notional amount of approximately $486 million and a credit exposure of $35 million. The average unexpired term of the swaps was approximately six years at December 31, 1999 and seven years at December 31, 1998.

With regard to its foreign operations, the Company attempts to conduct much of its business in the functional currency of the country of operation. At times, the Company is unable to do so, and beginning in 1999 for these cases, it uses foreign exchange derivatives to hedge the resulting currency risk. At December 31, 1999, the Company had foreign currency swaps with a notional amount of $5 million outstanding.

The Company manages the risk on its commercial mortgage loan pipeline by buying and selling mortgage-backed securities in the forward markets, interest rate swaps, and interest rate futures. The Company entered into mortgage-backed forwards totaling $87 million and $27 million at December 31, 1999 and 1998, respectively, and interest rate swaps with notional amounts of $88 million with a credit exposure totaling $2 million at December 31, 1999. In addition, the Company entered into interest rate futures contracts with notional amounts of $211 million and $58 million at December 31, 1999 and 1998, respectively. Such futures contracts are marked to market and settled daily.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




4. Derivatives Held or Issued for Purposes Other Than Trading (continued)

The Company manages risk on its residential mortgage loan pipeline by buying and selling mortgage-backed securities in the forward markets, over-the-counter options on mortgage-backed securities, U.S. Treasury futures contracts and options on Treasury futures contracts. The Company entered into mandatory forward, option and futures contracts totaling approximately $1,080 million and $2,369 million at December 31, 1999 and 1998, respectively, to reduce interest rate risk on certain mortgage loans held for sale and other commitments. The forward contracts provide for the delivery of securities at a specified future date at a specified price or yield. In the event the counterparty is unable to meet its contractual obligations, the Company may be exposed to the risk of selling mortgage loans at prevailing market prices. The effect of these contracts was considered in the lower of cost or market calculation of mortgage loans held for sale.

The Company has committed to originate approximately $372 million and $1,100 million of mortgage loans at December 31, 1999 and 1998, respectively, subject to borrowers meeting the Company's underwriting guidelines. These commitments call for the Company to fund such loans at a future date with a specified rate at a specified price. Because the borrowers are not obligated to close the loans, the Company is exposed to risks that it may not have sufficient mortgage loans to deliver to its mandatory forward contracts and, thus, would be obligated to purchase mortgage loans at prevailing market rates to meet such commitments. Conversely, the Company is exposed to the risk that more loans than expected will close, and the loans would then be sold at current market prices.

The Company uses interest rate floors and options on futures contracts in hedging a portion of its portfolio of mortgage servicing rights from prepayment risk associated with changes in interest rates. The Company had entered into interest rate floor and option contracts with a notional value of $5,550 million and $6,314 million at December 31, 1999 and 1998, respectively. The floors and contracts provide for the receipt of payments when interest rates are below predetermined interest rate levels. The premiums paid for floors are included in other assets in the Company's consolidated statements of financial position.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




5. Closed Block

Summarized financial information of the Closed Block is as follows (in millions):

                                                                                      December 31
                                                                                  1999           1998
                                                                              -----------------------------
   Assets
   Fixed maturities available-for-sale                                            $1,782        $1,722
   Mortgage loans                                                                  1,036         1,063
   Policy loans                                                                      752           741
   Other investments                                                                   1             1
                                                                              -----------------------------
   Total investments                                                               3,571         3,527

   Cash and cash equivalents                                                          24             -
   Accrued investment income                                                          63            60
   Deferred policy acquisition costs                                                 639           649
   Premiums due and other receivables                                                 21            15
                                                                              =============================
                                                                                  $4,318        $4,251
                                                                              =============================
   Liabilities
   Future policy benefits and claims                                              $4,864        $4,668
   Other policyholder funds                                                          406           399
   Other liabilities                                                                 125           232
                                                                              -----------------------------
                                                                                  $5,395        $5,299
                                                                              =============================

                                                                                     For the six-month
                                                              For the year ended   period from formation
                                                              December 31, 1999     to December 31, 1998
                                                             ----------------------------------------------
   Revenues and expenses
   Premiums and other considerations                                  $764                   $390
   Net investment income                                               269                    127
   Other income (expense)                                               (2)                     1
   Policy and contract benefits                                       (438)                  (196)
   Change in future policy benefits and contractholder funds
                                                                      (176)                  (110)
   Dividends to policyholders                                         (296)                  (143)
   Operating expenses                                                 (110)                   (56)
                                                             ==============================================
   Contribution from Closed Block (before income taxes)
                                                                     $  11                  $  13
                                                             ==============================================




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




6. Deferred Policy Acquisition Costs

Policy acquisition costs deferred and amortized in 1999, 1998 and 1997 are as follows (in millions):

                                                                               December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------

   Balance at beginning of year                                       $456        $1,057        $1,058
   Balance transferred to the Closed Block                               -          (697)            -
   Cost deferred during the year                                       254           229           213
   Amortized to expense during the year                                (76)         (170)         (170)
   Effect of unrealized (gains) losses                                 158            37           (44)
                                                                ==========================================
   Balance at end of year                                             $792       $   456        $1,057
                                                                ==========================================


7. Insurance Liabilities

Major components of contractholder funds in the consolidated statements of financial position, are summarized as follows (in millions):

                                                                                      December 31
                                                                                  1999           1998
                                                                              -----------------------------
   Liabilities for investment-type contracts:
     Guaranteed investment contracts                                               $15,941      $15,211
     Domestic funding agreements                                                       743          653
     International funding agreements backing
       medium-term notes                                                             1,139            -
     Other investment-type contracts                                                 3,115        3,806
                                                                              -----------------------------
   Total liabilities for investment-type contracts                                  20,938       19,670

   Liabilities for individual annuities                                              2,522        2,685
   Universal life and other reserves                                                 1,063          984
                                                                              =============================
   Total contractholder funds                                                      $24,523      $23,339
                                                                              =============================

The Company's contractholder funds, excluding universal life reserves, include surrender and withdrawal provisions which mitigate the risk of losses due to early withdrawals. Approximately 90% of such contractholder funds, include surrender or market value adjustment provisions, or are not subject to discretionary withdrawal. The remainder is subject to discretionary withdrawal at book value with minimal or no surrender charge.

Approximately 3.0% of the Company's investment contract portfolio includes puttable funding agreements, representing 1.3% of general account assets. Approximately 2.5% of the portfolio includes contracts which require the contractholder to give the Company a minimum of 90 days notice before contract termination payment.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




7. Insurance Liabilities (continued)

Funding agreements are issued to non-qualified institutional investors both in domestic and international markets. In late 1998, the Company established a $2 billion program under which an offshore special purpose entity was created to issue nonrecourse medium-term notes. Under the program, the proceeds of each note series issuance are used to purchase a funding agreement from the Company, with the funding agreement so purchased then used to secure that particular series of notes. In general, the payment terms of any particular series of notes match the payment terms of the funding agreement that secures that series. Claims for principal and interest under those international funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws. During 1999, the Company began issuing international funding agreements to the offshore special purpose vehicle under that program. The offshore special purpose vehicle issued medium-term notes to investors in Europe, Asia and Australia. In general, the medium-term note funding agreements do not give the contractholder the right to terminate prior to contractually stated maturity dates, absent the existence of certain circumstances which are largely within the Company's control. At December 31, 1999, the contractual maturities were 2002 - $180 million; 2004 - $358 million; 2008 - $36 million; and 2009 - $565 million.

Activity in the liability for unpaid accident and health claims, which is included with future policy benefits and claims in the consolidated statements of financial position, is summarized as follows (in millions):

                                                                               December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------

   Balance at beginning of year                                    $   641       $   770       $   800

   Incurred:
     Current year                                                    1,831         1,922         2,723
     Prior years                                                        32           (14)          (21)
                                                                ------------------------------------------
                                                                ------------------------------------------
   Total incurred                                                    1,863         1,908         2,702

   Reclassification for subsidiary merger
     (see Note 2)                                                        -           155             -
   Payments:
     Current year                                                    1,380         1,523         2,235
     Prior years                                                       405           359           497
                                                                ------------------------------------------
   Total payments                                                    1,785         2,037         2,732
                                                                ------------------------------------------

   Balance at end of year:
     Current year                                                      451           349           476
     Prior years                                                       268           292           294
                                                                ------------------------------------------
                                                                ==========================================
   Total balance at end of year                                    $   719       $   641       $   770
                                                                ==========================================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




7. Insurance Liabilities (continued)

The activity summary in the liability for unpaid accident and health claims shows an increase of $32 million, a decrease of $14 million and a decrease of $21 million to the December 31, 1998, 1997 and 1996 liability for unpaid accident and health claims, respectively, arising in prior years. Such liability adjustments, which affected current operations during 1999, 1998 and 1997, respectively, resulted from developed claims for prior years being different than were anticipated when the liabilities for unpaid accident and health claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid accident and health claims.


8. Debt

Short-term debt

Short-term debt consists primarily of commercial paper and outstanding balances on credit facilities with various banks. At December 31, 1999, the Company and certain subsidiaries had credit facilities with various banks in an aggregate amount of $1.5 billion. The credit facilities may be used for general corporate purposes and also to provide backup for the Company's commercial paper programs.

Long-term debt

The components of debt as of December 31, 1999 and December 31, 1998 are as follows (in millions):

                                                                                      December 31
                                                                                 1999           1998
                                                                             ------------------------------

      7.875% surplus notes payable, due 2024                                      $199           199
      8% surplus notes payable, due 2044                                            99            99
      Non-recourse mortgages and notes payable                                     335           214
      Other mortgages and notes payable                                            201           159
                                                                             ==============================
      Total long-term debt                                                        $834          $671
                                                                             ==============================

The amounts included above are net of the discount and direct costs associated with issuing these notes which are being amortized to expense over their respective terms using the interest method.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




8. Debt (continued)

On March 10, 1994, the Company issued $300 million of surplus notes, including $200 million due March 1, 2024 at a 7.875% annual interest rate and the remaining $100 million due March 1, 2044 at an 8% annual interest rate. No affiliates of the Company hold any portion of the notes. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the "Commissioner") and only to the extent that the Company has sufficient surplus earnings to make such payments. For each of the years ended December 31, 1999, 1998 and 1997, interest of $24 million was approved by the Commissioner, paid and charged to expense.

Subject to Commissioner approval, the surplus notes due March 1, 2024 may be redeemed at the Company's election on or after March 1, 2004 in whole or in part at a redemption price of approximately 103.6% of par. The approximate 3.6% premium is scheduled to gradually diminish over the following ten years. These surplus notes may then be redeemed on or after March 1, 2014, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

In addition, subject to Commissioner approval, the notes due March 1, 2044 may be redeemed at the Company's election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

The mortgages and other notes payable are financings for real estate developments. The Company has obtained loans with various lenders to finance these developments. Outstanding principal balances as of December 31, 1999 range from $1 million to $38 million per development with interest rates generally ranging from 6.4% to 9.3%. Outstanding principal balances as of December 31, 1998 range from $1 million to $39 million per development with interest rates generally ranging from 6.6% to 9.3%.

At December 31, 1999, future annual maturities of debt are as follows (in millions):

   2000                                                              $124
   2001                                                                72
   2002                                                                19
   2003                                                                12
   2004                                                                12
   Thereafter                                                         595
                                                                  ----------
                                                                  ==========
   Total future maturities of debt                                   $834
                                                                  ==========

Cash paid for interest for 1999, 1998 and 1997 was $96 million, $97 million and $67 million, respectively. These amounts include interest paid on taxes during these years.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




9. Income Taxes

The Company's income tax expense (benefit) is as follows (in millions):

                                                                          Year ended December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------
   Current income taxes:
     Federal                                                        $  84         $ (80)          $144
     State and foreign                                                 13            10              3
     Net realized capital gains                                       162           107             11
                                                                ------------------------------------------
   Total current income taxes                                         259            37            158
   Deferred income taxes                                               64             7             83
                                                                ==========================================
   Total income taxes                                                $323           $44           $241
                                                                ==========================================

The Company's provision for income taxes may not have the customary relationship of taxes to income. Differences between the prevailing corporate income tax rate of 35% times the pre-tax income and the Company's effective tax rate on pre-tax income are generally due to inherent differences between income for financial reporting purposes and income for tax purposes, and the establishment of adequate provisions for any challenges of the tax filings and tax payments to the various taxing jurisdictions. A reconciliation between the corporate income tax rate and the effective tax rate is as follows:

                                                                         Year ended December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------

   Statutory corporate tax rate                                      35%           35%           35%
   Dividends received deduction                                      (3)           (4)           (2)
   Interest exclusion from taxable income                             -            (1)           (1)
   Resolution of prior year tax issues                                -           (20)            -
   Other                                                             (3)           (4)            3
                                                                ------------------------------------------
   Effective tax rate                                                29%            6%           35%
                                                                ==========================================

Significant components of the Company's net deferred income taxes are as follows (in millions):

                                                                                      December 31
                                                                                  1999           1998
                                                                              -----------------------------
   Deferred income tax assets (liabilities):
     Insurance liabilities                                                        $ 138         $ 117
     Deferred policy acquisition costs                                             (149)         (111)
     Net unrealized losses (gains) on available for sale
       securities                                                                    88          (381)
     Mortgage loan servicing rights                                                (210)         (111)
     Other                                                                          (26)          (11)
                                                                              =============================
                                                                                  $(159)        $(497)
                                                                              =============================




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




9. Income Taxes (continued)

The Internal Revenue Service ("the Service") has completed examination of the consolidated federal income tax returns of the Company and affiliated companies through 1992. The Service is completing their examination of the Company's returns for 1993 and 1994. The Service has also begun to examine returns for 1995 and 1996. The Company believes that there are adequate defenses against or sufficient provisions for any challenges.

Undistributed earnings of certain foreign subsidiaries are considered indefinitely reinvested by the Company. A tax liability will be recognized when the Company expects distribution of earnings in the form of dividends, sale of the investment or otherwise.

Cash paid for income taxes was $270 million in 1999, $309 million in 1998 and $143 million in 1997.


10. Employee and Agent Benefits

The Company has defined benefit pension plans covering substantially all of its employees and certain agents. The employees and agents are generally first eligible for the pension plans when they reach age 21. The pension benefits are based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of pension benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The Company's policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to the Company. The Company's funding policy is to deposit the actuarial normal cost and any change in unfunded accrued liability over a 30-year period as a percentage of compensation.

The Company also provides certain health care, life insurance and long-term care benefits for retired employees. Substantially all employees are first eligible for these postretirement benefits when they reach age 57 and have completed ten years of service with the Company. Partial benefit accrual of these health, life and long-term care benefits is recognized from the employee's date of hire until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The Company's policy is to fund the cost of providing retiree benefits in the years that the employees are providing service to the Company. The Company's funding policy is to deposit the actuarial normal cost and an accrued liability over a 30-year period as a percentage of compensation.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




10. Employee and Agent Benefits (continued)

The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, is as follows (in millions):

                                                                                     Other Postretirement
                                                 Pension Benefits                          Benefits
                                          ----------------------------------    ------------------------------
                                                     December 31                         December 31
                                            1999        1998        1997          1999      1998       1997
                                          ---------- ----------- -----------    --------- ---------- ---------
   Change in benefit obligation
   Benefit obligation at beginning of      $  (827)     $(700)      $(732)        $(206)    $(214)    $(218)
     year
   Service cost                                (42)       (34)        (41)          (11)      (12)      (12)
   Interest cost                               (55)       (50)        (52)          (14)      (15)      (16)
   Actuarial gain (loss)                       163        (79)        101            (3)       20        19
   Curtailment adjustment                        -          -           7             -         -         -
   Benefits paid                                29         36          17             6        15        13
                                          ========== =========== ===========    ========= ========== =========
   Benefit obligation at end of year       $  (732)     $(827)      $(700)        $(228)    $(206)    $(214)
                                          ========== =========== ===========    ========= ========== =========

   Change in plan assets
   Fair value of plan assets at
     beginning of year                     $   993      $ 980       $ 841         $ 326     $ 300     $ 247
   Actual return on plan assets                 90         23         130             5        15        41
   Employer contribution                         6         26          26            21        26        25
   Benefits paid                               (29)       (36)        (17)           (6)      (15)      (13)
                                          ---------- ----------- -----------    --------- ---------- ---------
   Fair value of plan assets at end of      $1,060      $ 993       $ 980         $ 346     $ 326     $ 300
     year
                                          ========== =========== ===========    ========= ========== =========

   Funded status                           $   328      $ 166       $ 280         $ 118     $ 120     $  86
   Unrecognized net actuarial gain            (216)       (38)       (182)          (46)      (71)      (53)
   Unrecognized prior service cost              11         12          14             -         -         -
   Unamortized transition obligation           (26)       (37)        (49)            4         8        12
     (asset)
                                          ========== =========== ===========    ========= ========== =========
   Prepaid benefit cost                    $    97      $ 103       $  63         $  76     $  57     $  45
                                          ========== =========== ===========    ========= ========== =========

   Weighted-average assumptions as of
   December 31
   Discount rate                            8.00%       6.75%       7.25%         8.00%      6.75%     7.25%




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




10. Employee and Agent Benefits (continued)

                                                                                     Other Postretirement
                                                   Pension Benefits                         Benefits
                                          ----------------------------------    ------------------------------
                                                     December 31                         December 31
                                            1999        1998        1997          1999      1998       1997
                                          ---------- ----------- -----------    --------- ---------- ---------
  Components of net periodic benefit
  cost
   Service cost                           $     42      $  34       $  41         $  11     $  12      $  12
   Interest cost                                55         50          52            14        15         16
   Expected return on plan assets              (76)       (75)        (80)          (24)      (16)       (16)
   Amortization of prior service cost            1          1           1             -         -          -
   Amortization of transition (asset)
     obligation                                (11)       (11)        (11)            4         4          4
   Recognized net actuarial loss (gain)          -         (8)          2            (2)       (1)         -
                                          ---------- ----------- -----------    --------- ---------- ---------
   Net periodic benefit cost (income)     $     11      $  (9)     $    5        $    3     $  14      $  16
                                          ========== =========== ===========    ========= ========== =========

For 1999, 1998 and 1997, the expected long-term rates of return on plan assets for pension benefits were approximately 5% in each of these years (after estimated income taxes) for those trusts subject to income taxes. For trusts not subject to income taxes, the expected long-term rates of return on plan assets were approximately 8.1% in each of the years 1999, 1998 and 1997. The assumed rate of increase in future compensation levels varies by age for both the qualified and non-qualified pension plans.

For 1999, 1998 and 1997, the expected long-term rates of return on plan assets for other post-retirement benefits were approximately 5% in each of these years (after estimated income taxes) for those trusts subject to income taxes. For trusts not subject to income taxes, the expected long-term rates of return on plan assets were approximately 8.0%, 8.1% and 8.2% for 1999, 1998 and 1997, respectively. These rates of return on plan assets vary by benefit type and employee group.

The assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligations starts at 14.1% in 1999 and declines to an ultimate rate of 6% in 2009. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects (in millions):

                                                                1-Percentage-Point     1-Percentage-Point
                                                                     Increase               Decrease
                                                               ---------------------- ---------------------
   Effect on total of service and interest cost components
                                                                       $  8                 $  (6)
   Effect on accumulated postretirement benefit obligation
                                                                         41                   (33)




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




10. Employee and Agent Benefits (continued)

In addition, the Company has defined contribution plans that are generally available to all employees and agents who are age 21 or older. Eligible participants may contribute up to 20% of their compensation, to a maximum of $10,000 annually, to the plans in 1999 and 1998. Eligible participants were able to contribute up to 15% of their compensation, to a maximum of $9,500 annually, to the plans in 1997. The Company matches the participant's contribution at a 50% contribution rate up to a maximum Company contribution of 2% of the participant's compensation. The Company contributed $11 million in both 1999 and 1998, and $15 million in 1997 to these defined contribution plans.


11. Other Commitments and Contingencies

The Company, as a lessor, leases industrial, office, retail and other wholly-owned investment real estate properties under various operating leases. Rental income for all operating leases totaled $357 million in 1999, $362 million in 1998 and $344 million in 1997. At December 31, 1999, future minimum annual rental commitments under these noncancelable operating leases are as follows (in millions):

                                                        Held for Sale     Held for        Total Rental
                                                                         Investment        Commitments
                                                        ---------------------------------------------------

   2000                                                    $  96           $   150            $   246
   2001                                                       87               137                224
   2002                                                       67               127                194
   2003                                                       53               117                170
   2004                                                       41               105                146
   Thereafter                                                180               796                976
                                                        ===================================================
   Total future minimum lease receipts                      $524            $1,432             $1,956
                                                        ===================================================


The Company, as a lessee, leases office space, data processing equipment, corporate aircraft and office furniture and equipment under various operating leases. Rental expense for all operating leases totaled $73 million in 1999, $60 million in 1998 and $84 million in 1997. At December 31, 1999, future minimum annual rental commitments under these noncancelable operating leases are as follows (in millions):




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




11. Other Commitments and Contingencies (continued)

   2000                                                                                           $  43
   2001                                                                                              32
   2002                                                                                              23
   2003                                                                                              16
   2004                                                                                               9
   Thereafter                                                                                         9
                                                                                                -----------
                                                                                                    132
   Less future sublease rental income on these noncancelable leases                                   3
                                                                                                ===========
   Total future minimum lease payments                                                             $129
                                                                                                ===========

The Company is a plaintiff or defendant in actions arising out of its insurance business and investment operations. The Company is, from time to time, also involved in various governmental and administrative proceedings. While the outcome of any pending or future litigation cannot be predicted, management does not believe that any pending litigation will have a material adverse effect on the Company's business, financial condition or results of operations. However, no assurances can be given that such litigation would not materially and adversely affect the Company's business, financial condition or results of operations.

Other companies in the life insurance industry have historically been subject to substantial litigation resulting from claims disputes and other matters. Most recently, such companies have faced extensive claims, including class-action lawsuits, alleging improper life insurance sales practices. Negotiated settlements of such class-action lawsuits have had a material adverse effect on the business, financial condition and results of operations of certain of these companies. The Company is currently a defendant in two purported class-action lawsuits which allege improper life insurance sales practices. The Company believes the claims are without merit and intends to vigorously contest such suits. However, there can be no assurance that such sales practice litigation or any future similar litigation will not have a material adverse effect on the Company's business, financial condition or results of operations.

The Company is also subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. The assessments may be partially recovered through a reduction in future premium taxes in some states. The Company believes such assessments in excess of amounts accrued would not materially affect its financial condition or results of operations.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




12. Fair Value of Financial Instruments

The following discussion describes the methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements. The techniques utilized in estimating the fair values of financial instruments are affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. Care should be exercised in deriving conclusions about the Company's business, its value or financial position based on the fair value information of financial instruments presented below. The estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of counterparties. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

Fair values of public debt and equity securities have been determined by the Company from public quotations, when available. Private placement securities and other fixed maturities and equity securities are valued by discounting the expected total cash flows. Market rates used are applicable to the yield, credit quality and average maturity of each security.

Fair values of commercial mortgage loans are determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each loan. Fair values of residential mortgage loans are determined by a pricing and servicing model using market rates that are applicable to the yield, rate structure, credit quality, size and maturity of each loan.

The fair values for assets classified as policy loans, other investments excluding equity investments in subsidiaries, cash and cash equivalents and accrued investment income in the accompanying consolidated statements of financial position approximate their carrying amounts.

Mortgage servicing rights represent the present value of estimated future net revenues from contractually specified servicing fees. The fair value was estimated with a valuation model using current prepayment speeds and a market discount rate.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




12. Fair Value of Financial Instruments (continued)

The fair values of the Company's reserves and liabilities for investment-type insurance contracts (insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and that are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position) are estimated using discounted cash flow analyses (based on current interest rates being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued). The fair values for the Company's insurance contracts (insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk), other than investment-type contracts, are not required to be disclosed. The Company does consider, however, the various insurance and investment risks in choosing investments for both insurance and investment-type contracts.

Fair values for debt issues are estimated using discounted cash flow analysis based on the Company's incremental borrowing rate for similar borrowing arrangements.

The carrying amounts and estimated fair values of the Company's financial instruments at December 31, 1999 and 1998, are as follows (in millions):

                                                             1999                         1998
                                                  ---------------------------  ----------------------------
                                                     Carrying       Fair         Carrying        Fair
                                                      Amount        Value         Amount         Value
                                                  ---------------------------  ----------------------------
   Assets (liabilities)

   Fixed maturities (see Note 3)                      $21,660       $21,660        $21,006      $21,006
   Equity securities (see Note 3)                         864           864          1,102        1,102
   Mortgage loans                                      12,296        12,155         12,091       12,711
   Policy loans                                            28            28             25           25
   Other investments                                      465           465            198          198
   Cash and cash equivalents                              362           362            461          461
   Accrued investment income                              408           408            375          375
   Financial instruments included in Closed
     Block (see Note 5)                                 3,658         3,649          3,587        3,652
   Mortgage servicing rights                            1,081         1,288            778          821
   Investment-type insurance contracts                (23,563)      (23,068)       (22,127)     (21,606)
   Short-term debt                                          -             -           (200)        (200)
   Long-term debt                                         834           790           (671)        (708)




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




13. Statutory Insurance Financial Information

The Company prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa. Currently "prescribed" statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and general administrative rules. "Permitted" statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted accounting practices on statutory surplus is not material. The accounting practices used to prepare statutory financial statements for regulatory filings differ in certain instances from GAAP. Prescribed or permitted statutory accounting practices are used by state insurance departments to regulate the Company.

The NAIC has adopted the Codification of Statutory Accounting Principles ("Codification"), the result of which is expected to constitute the primary source of "prescribed" statutory accounting practices upon formal adoption by Iowa regulatory authorities. If adopted as proposed effective January 1, 2001, Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domiciled within those states. The impact on the Company's statutory financial statements has not been determined at this time.

Life/Health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 1999, the Company meets the RBC requirements.

Under Iowa law, the Company may pay dividends only from the earned surplus arising from its business and must receive the prior approval of the Iowa Commissioner to pay a dividend if such a dividend would exceed certain statutory limitations. The current statutory limitation is the greater of 10% of the Company's policyholder surplus as of the preceding year end or the net gain from operations from the previous calendar year. Based on this limitation and 1999 statutory results, the Company could pay approximately $539 million in dividends in 2000 without exceeding the statutory limitation. In 1999, the Company notified the Iowa Commissioner in advance of all dividend payments and received approval for an extraordinary dividend of $250 million. Total dividends paid to its parent company in 1999 were $509 million. Dividends were composed of cash, other assets and the net assets of the Company's subsidiary, Princor Financial Services Corporation. The distribution of the Company's investment in Princor Financial Services Corporation was recorded at fair market value of $77 million and resulted in a gain of $56 million for a subsidiary of the Company.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




13. Statutory Insurance Financial Information (continued)

The following summary reconciles the assets and equity at December 31, 1999, 1998 and 1997, and net income for the years ended December 31, 1999, 1998 and 1997, in accordance with statutory reporting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa with that reported in these consolidated GAAP financial statements (in millions):

                                                                                 Stockholder's        Net
                                                                     Assets         Equity          Income
                                                                  ------------------------------------------
                                                                  ------------------------------------------
   December 31, 1999
   As reported in accordance with statutory accounting practices
     - unconsolidated                                                $76,018       $3,152            $714
   Additions (deductions):
     Unrealized loss on fixed maturities available-for-sale             (357)        (357)              -
     Other investment adjustments                                      2,088          995              10
     Adjustments to insurance reserves and dividends                    (125)        (236)             15
     Deferral of policy acquisition costs                              1,409        1,409              68
     Surplus note reclassification as debt                                 -         (298)              -
     Provision for deferred federal income taxes and other tax
       reclassifications                                                   -           33              18
     Other - net                                                         277          253             (15)
                                                                  ------------------------------------------
   As reported in these consolidated GAAP financial statements       $79,310       $4,951            $810
                                                                  ==========================================

   December 31, 1998
   As reported in accordance with statutory accounting practices
     - unconsolidated                                                $70,096       $3,032            $511
   Additions (deductions):
     Unrealized gain on fixed maturities available-for-sale              997          997               -
     Other investment adjustments                                      1,620        1,081             176
     Adjustments to insurance reserves and dividends                    (169)        (192)            (56)
     Deferral of policy acquisition costs                              1,105        1,105               -
     Surplus note reclassification as debt                                 -         (298)              -
     Provision for deferred federal income taxes and other tax
       reclassifications                                                   -         (475)            165
     Other - net                                                         294          219            (101)
                                                                  ==========================================
   As reported in these consolidated GAAP financial statements       $73,943       $5,469            $695
                                                                  ==========================================

   December 31, 1997
   As reported in accordance with statutory accounting practices
     - unconsolidated                                                $63,957       $2,811            $432
   Additions (deductions):
     Unrealized gain on fixed maturities available-for-sale            1,176        1,176               -
     Other investment adjustments                                        853        1,141              27
     Adjustments to insurance reserves and dividends                    (173)        (131)            (41)
     Deferral of policy acquisition costs                              1,057        1,057              43
     Surplus note reclassification as debt                                 -         (298)              -
     Provision for deferred federal income taxes and other tax
       reclassifications                                                   -         (643)              7
     Other - net                                                         184          171             (14)
                                                                  ==========================================
   As reported in these consolidated GAAP financial statements       $67,054       $5,284            $454
                                                                  ==========================================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




14. Non-domestic Operations

The Company's non-U.S. operations offer a variety of asset management and asset accumulation products and services for businesses, groups and individuals, with a focus on retirement savings.

The change in net foreign currency translation reflects decreases of $31 million, $18 million and $2 million for the years ended December 31, 1999, 1998 and 1997, respectively. Aggregate foreign exchange transaction gains and losses were not material for the years ended December 31, 1999, 1998 and 1997. Total revenues by geographic region are as follows (in millions):

                                                                          Year ended December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------

   Domestic (United States)                                         $7,252         $7,449        $8,547
   Non-domestic                                                        272            237           115
                                                                ------------------------------------------
   Total revenues                                                   $7,524         $7,686        $8,662
                                                                ==========================================

Total assets by geographic region are as follows (in millions):

                                                                                      December 31
                                                                                  1999           1998
                                                                              -----------------------------

   Domestic (United States)                                                        $77,856      $72,704
   Non-domestic                                                                      1,454        1,239
                                                                              =============================
   Total assets                                                                    $79,310      $73,943
                                                                              =============================


15. Year 2000 (Unaudited)

As of January 31, 2000, virtually all of the Company's major technology systems, processes, and infrastructure, including those which rely on third party vendors, appear to be operating smoothly following the rollover to the Year 2000. The Company has experienced no significant interruptions to normal business operations, including the processing of customer account data and transactions. The Company will continue its Year 2000 vigilance into early 2001.

The total cost for the project was approximately $24 million through December 31, 1999, with the costs expensed as incurred. Any additional costs to complete activities related to internal processes, external relationships, contingency plans and to maintain Year 2000 readiness are not expected to be material.

                        Principal Life Insurance Company

15. Year 2000 (Unaudited) (continued)

Based on the performance of its major technology systems to date, ongoing plans to deal with external relationships and contingency plans, the Company believes that in the worst case scenario it will experience, at most, isolated and insignificant disruptions of business processes as a result of Year 2000 issues. Such disruptions are not expected to have a material effect on the Company's future results of operations, liquidity or financial condition.



                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)    Financial Statements included in the Registration Statement
                 (1)   Part A:
                         Condensed Financial Information for the five years ended December 31, 1999 and for the period beginning June 16, 1994 and ended December 31, 1994.

                 (2)   Part B:
                        Principal Life Insurance Company Separate
                        Account B:
                          Report of Independent Auditors.
                          Statement of Net Assets, December 31, 1999.
                          Statement of Operations for the year ended
                            December 31, 1999.
                          Statements of Changes in Net Assets for the years
                            ended December 31, 1999 and 1998.
                          Notes to Financial Statements.
                        Principal Life Insurance Company:
                          Report of Independent Auditors.
                          Consolidated Statements of Operations for the years
                            ended December 31, 1999, 1998 and 1997.
                          Consolidated Statements of Financial Position,
                            December 31, 1999 and 1998.
                          Consolidated Statements of Stockholder's Equity for
                            the years ended  December 31, 1999, 1998 and 1997.
                          Consolidated Statements of Cash Flows for the
                            years ended December 31, 1999, 1998 and 1997.
                          Notes to Consolidated Financial Statements.

         (b)    Exhibits
                (1)    Board Resolution of Registrant (Filed 5/5/99)
                (3a)   Distribution Agreement (Filed 3/1/96)
                (3b)   Selling Agreement (Filed 4/20/99)
                (4a)   Form of Variable Annuity Contract (Filed 3/1/96)
                (4b)   Form of Variable Annuity Contract (Filed 3/1/96)
                (5)    Form of Variable Annuity Application (Filed 3/1/96)
                (6a)   Articles of Incorporation of the Depositor (Filed 3/1/96)
                (6b)   Bylaws of Depositor (Filed 3/1/96)
                (9)    Opinion of Counsel (Filed 3/1/96)
                (10a)  Consent of Ernst & Young LLP*
                (10b)  Powers of Attorney (Filed 2/28/00)
                (13a)  Total Return Calculation (Filed 12/16/97)
                (13b)  Annualized Yield for Separate Account B (Filed 12/16/97)

*    Filed herein

Item 25.  Officers and Directors of the Depositor

          Principal   Life  Insurance  Company  is  managed by a Board of
          Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

            DIRECTORS:                       Principal
            Name, Positions and Offices      Business Address

            BETSY J. BERNARD                 U.S. West
            Director                         1801 California Street
            Member, Nominating Committee     52nd Floor
                                             Denver, CO  80202

            JOCELYN CARTER-MILLER            Motorola, Inc.
            Director                         1000 Corporate Drive
            Member, Audit Committee          Suite 700
                                             Ft. Lauderdale, FL  33334

            DAVID J. DRURY                   The Principal Financial Group
            Director                         Des Moines, IA  50392-0100
            Chairman of the Board
            Chair, Executive Committee

            C. DANIEL GELATT, JR.            NMT Corporation
            Director                         P.O. Box 2287
            Member, Executive Committee      La Crosse, WI  54602-2287
            Chair, Human Resources
            Committee

            J. BARRY GRISWELL                The Principal Financial Group
            Director, President              Des Moines, IA  50392-0100
            and Chief Executive Officer
            Member, Executive Committee

            CHARLES S. JOHNSON               DuPont
            Director                         4935 Mesa Capella Drive
            Member, Audit Committee          Las Vegas, NV  89113-1441

            WILLIAM T. KERR                  Meredith Corporation
            Director                         1716 Locust St.
            Member, Executive Committee      Des Moines, IA  50309-3023
              and Chair, Nominating
              Committee

            LEE LIU                          Alliant Energy Corporation
            Director                         Post Office Box 351
            Member, Executive and            Cedar Rapids, IA  52406
              Human Resources Committees

            VICTOR. H. LOEWENSTEIN           Egon Zehnder International
            Director                         Cours de Rive #10
            Member, Nominating               CH-1204 Geneva, Switzerland
              Committee

            RONALD D. PEARSON                Hy-Vee, Inc.
            Director                         5820 Westown Parkway
            Member, Human Resources          West Des Moines, IA  50266
              Committee

            FEDERICO F. PENA                 Vestar Capital Partners
            Director                         1225 17th Street, Ste 1660
            Member, Audit                    Denver, CO  80202
              Committee

            JOHN R. PRICE                    The Chase Manhattan Corporation
            Director                         270 Park Avenue - 21st Floor
            Member, Nominating Committee     New York, NY  10169

            DONALD M. STEWART                The Chicago Community Trust
            Director                         222 North LaSalle Street,Suite 1400
            Member, Human Resources          Chicago, IL  60601-1009
              Committee

            ELIZABETH E. TALLETT             Dioscor, Inc.
            Director                         48 Federal Twist Road
            Chair, Audit Committee           Stockton, NJ  08559

            FRED W. WEITZ                    Essex Meadows, Inc.
            Director                         800 Second Avenue, Suite 150
            Member, Human Resources          Des Moines, IA  50309
              Committee

            Executive Officers (Other than Directors):

            JOHN E. ASCHENBRENNER            Executive Vice President

            MICHAEL T. DALEY                 Executive Vice President

            MICHAEL H.GERSIE                 Executive Vice President and
                                               Chief Financial Officer

            RICHARD L. PREY                  Executive Vice President

            PAUL S. BOGNANNO                 Senior Vice President

            GARY M. CAIN                     Senior Vice President

            C. ROBERT DUNCAN                 Senior Vice President

            DENNIS P. FRANCIS                Senior Vice President

            THOMAS J. GRAF                   Senior Vice President

            ROBB B. HILL                     Senior Vice President

            DANIEL J. HOUSTON                Senior Vice President

            ELLEN Z. LAMALE                  Senior Vice President and
                                               Chief Actuary

            MARY A. O'KEEFE                  Senior Vice President

            KAREN E. SHAFF                   Senior Vice President and
                                               General Counsel

            ROBERT A. SLEPICKA               Senior Vice President

            NORMAN R. SORENSEN               Senior Vice President

            CARL C. WILLIAMS                 Senior Vice President and Chief
                                             Information Officer

            LARRY D. ZIMPLEMAN               Senior Vice President


Item 26.  Persons Controlled by or Under Common Control with Registrant

          Principal   Financial   Services,   Inc.  (an  Iowa   corporation)  an
          intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Principal Life Insurance Company (an Iowa corporation) a stock life insurance company engaged in the business of insurance and retirement services.

          b. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          c.   PFG DO Brasil LTDA (Brazil) a Brazilian holding company.

          d. Principal Financial Group (Mauritius) Ltd. a Mauritius holding company.

          e. Principal Pensions Co., Ltd. (Japan) a Japan company who engages in the management, investment and administration of financial assets and any services incident thereto.

          f. Principal Financial Services (Australia), Inc. (an Iowa holding company) formed to facilitate the acquisition of the Australian business of BT Australia.

          g. Principal Financial Services (NZ), Inc. (an Iowa holding company) formed to facilitate the acquisition of the New Zealand business of BT Australia.

          h. Principal Capital Management (Singapore) Limited (a Singapore corporation) a company engaging in funds management.

          i. Principal Capital Management (Europe) Limited a United Kingdom company that engages in European representation and distributor of the Principal Investments Funds.

          j. Principal Capital Management (Ireland) Limited an Ireland company that engages in fund management.

          k. Principal Financial Group Investments (Australia) Pty Limited an Australia holding company.

          Subsidiary wholly-owned by Princor Financial Services Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Subsidiary 42% owned by PFG DO Brasil LTDA

          a.   Brasilprev    Previdencia   Privada    S.A.(Brazil)   a   pension
               fund company.

          Subsidiary wholly-owned by Principal Financial Group (Mauritius) Ltd.

          a. IDBI Principal Asset Management Company (India) a India asset management company.

          Subsidiary wholly-owned by Principal Financial Services (Australia),
          Inc.:

          a. Principal Financial Group (Australia) Holdings Pty Ltd. an Australian holding company organized in connection with the contemplated acquisition of BT Australia Funds Management.

          Subsidiary wholly-owned by Principal Financial Group (Australia) Holdings Pty Ltd:

          a.   BT Financial Group Pty Ltd. an Australia holding company.

          Subsidiary  wholly-owned by BT Financial Group Pty Ltd:

          a. BT Investments (Australia) Limited a Delaware holding company.

          Subsidiary wholly-owned by BT Investments (Australia) Limited:

          a.   BT  Australia   (Holdings)   Ltd  an  Australia   commercial  and
               investment banking and asset management company.

          Subsidiary wholly-owned by BT  Australia   (Holdings)   Ltd:

          a. BT Australia Limited an Australia company engaged in asset management and trustee/administrative activites.

          Subsidiaries wholly-owned by BT Australia Limited:

          a. BT Life Limited an Australia company engaged in commercial and investment linked life insurance policies.

          b. BT Funds Management Limited an Australia company engaged in institutional and retail money management.

          c. BT Funds Management (International) Limited an Australia company who manages international funds (New Zealand, Singapore, Asia, North America and United Kingdom).

          d. BT Securities Limited an Australia company that engages in loan finance secured against share and managed fund portfolios.

          e. BT Portfolio Services Limited an Australia company that engages in processing and transaction services for financial planners and financial intermediaries.

          f. BT Australia Corporate Services Pty Limited an Australia holding company for internal service companies.

          g.   QV1 Pty Limited an Australia company.

          Subsidiaries wholly-owned by BT Portfolio Services Limited:

          a. BT Custodial Services Pty Ltd an Australia custodian nominee for investment management activities.

          b. National Registry Services Pty Ltd. an Australia company that engages in registry services.

          c. National Registry Services (WA) Pty Limited an Australia company that engages in registry services.

          d. BT Finance & Investments Pty Ltd an Australia trustee of wholesale cash management trust.

          Subsidiaries organized and wholly-owned by BT Australia Corporate Services Pty Limited:

          a. BT Finance Pty Limited an Australia provider of finance by loans and leases.

          b. Chifley Services Pty Limited an Australia company that engages in staff car leasing management.

          c. BT Nominees Pty Limited an Australia company that operates as a trustee of staff superannuation fund (pension plan).

          Subsidiary organized and wholly-owned by BT Funds Management Limited:

          a. BT Tactical Asset Management Pty Limited an Australia company that engages in management of futures positions.

          b. Oniston Pty Ltd an Australia company that is a financial services investment vehicle.

          Subsidiary organized and wholly-owned by BT Securities Limited:

          a.   BT (Queensland) Pty Limited an Australia trustee company.

          Subsidiary  organized and  wholly-owned  by BT Custodial  Services Pty
          Ltd:

          a. BT Hotel Group Pty Ltd an Australia corporation - an inactive shelf corporation to be wound up.

          b. BT Custodians Ltd an Australia manager and trustee of various unit trusts.

          c.   Dellarak Pty Ltd an Australia trustee company.

          Subsidiary  organized and wholly-owned by Principal Financial Services
          (NZ), Inc.

          a.   BT Financial Group (NZ) Limited a New Zealand holding company.

          Subsidiary  organized and  wholly-owned  by BT Financial Group (NZ)
          Limited:

          a. BT Portfolio Service (NZ) Limited a New Zealand company that provides third party administration and registry services.

          b. BT New Zealand Nominees Limited a New Zealand company who acts as a custodian for local assets.

          c.   BT Funds Management (NZ) Limited a New Zealand funds manager.

          Subsidiary organized and wholly-owned by Principal Financial Group Investments (Australia) Pty Limited:

          a.   Principal Hotels Holdings Pty Ltd. a holding company.

          Subsidiary organized and wholly-owned by Principal Hotels Holdings Pty Ltd.:

          a.   Principal Hotels Australia Pty Ltd. a holding company.

          Subsidiary organized and wholly-owned by Principal Hotels Australia Pty Ltd.:

          a. BT Hotel Limited an Australia corporation, which is the hotel operating/managing company of the BT Hotel Group.

          Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities:

               Principal Balanced Fund, Inc.(a Maryland Corporation) 0.06% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal Blue Chip Fund, Inc.(a Maryland Corporation) 0.03% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal Bond Fund, Inc.(a Maryland Corporation) 0.63% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal Capital Value Fund, Inc. (a Maryland Corporation) 27.47% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates)on September 13,2000

               Principal Cash Management Fund, Inc. (a Maryland Corporation) 13.63% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13,2000

               Principal European Equity Fund, Inc. (a Maryland Corporation) 77.96% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal Government Securities Income Fund, Inc. (a Maryland Corporation) 0.04% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal Growth Fund, Inc. (a Maryland Corporation) 0.01% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal High Yield Fund, Inc. (a Maryland Corporation) 8.13% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 29.86% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal International Fund, Inc. (a Maryland Corporation) 24.18% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal International SmallCap Fund, Inc. (a Maryland Corporation) 10.89% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal Limited Term Bond Fund, Inc. (a Maryland Corporation) 16.58% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal   LargeCap   Stock   Index   Fund,   Inc.  (a  Maryland
               Corporation) 18.37% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal MidCap Fund, Inc. (a Maryland Corporation) 0.02% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000

               Principal Pacific Basin Fund, Inc. (a Maryland Corporation) 84.43% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal  Partners   Aggressive  Growth  Fund,  Inc.(a  Maryland
               Corporation) 4.75% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000

               Principal   Partners   LargeCap  Growth  Fund,   Inc.(a  Maryland
               Corporation) 28.03% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000

               Principal   Partners   MidCap   Growth  Fund,   Inc.(a   Maryland
               Corporation) 22.41% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000

               Principal Real Estate Fund, Inc. (a Maryland Corporation) 56.26% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000

               Principal SmallCap Fund, Inc.(a Maryland Corporation) 5.50% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal Special Markets Fund, Inc. (a Maryland Corporation) 83.56% of shares outstanding of the International Emerging Markets Portfolio, 46.62% of the shares outstanding of the International Securities Portfolio, 98.66% of shares outstanding of the International SmallCap Portfolio and 100% of the shares outstanding of the Mortgage-Backed Securities Portfolio were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000

               Principal Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.05% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal Utilities Fund, Inc. (a Maryland Corporation) 0.08% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on
               September 13, 2000: Aggressive Growth, Asset Allocation, Balanced, Blue Chip, Bond, Capital Value, Government Securities, Growth, High Yield, International, International Emerging Markets, International SmallCap, LargeCap Growth, LargeCap Growth Equity, LargeCap Stock Index (f/k/a Stock Index 500), MicroCap, MidCap, MidCap Growth, MidCap Growth Equity, MidCap Value, Money Market, Real Estate, SmallCap, SmallCap Growth, SmallCap Value, and Utilities.

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a. Principal Holding Company (an Iowa Corporation) a downstream holding company for Principal Life Insurance Company.

          b. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          c. Principal Capital Management, LLC (a Delaware Corporation) a limited liability company that provides private mortgage, real estate & fixed-income securities services to institutional clients.

          d. Principal Net Lease Investors, LLC (a Delaware Corporation) a limited liability company which operates as a buyer and seller of net leased investments.

          Subsidiaries  organized and  90% owned  by Principal Life Insurance
          Company:

          a. PT Asuransi Jiwa Principal Indonesia (an Indonesia Corporation) a life insuranced corporation which offers group and individual products.

          Subsidiaries wholly-owned by Principal Capital Management, LLC:

          a. Principal Structured Investments, LLC (a Delaware Corporation) a limited liability company that provides product development administration, marketing and asset management services associated with stable value products together with other related institutional financial services including derivatives, asset-liability management, fixed income investment management and ancillary money management products.

          b. Principal Enterprise Capital, LLC (a Delaware Corporation) a company engaged in portfolio management on behalf of institutional clients for structuring, underwriting and management of entity-level investments in real estate operating companies (REOCs).

          c. Principal Commercial Acceptance, LLC (a Delaware Corporation) a limited liability company that provides private market bridge financing and other secondary market opportunities.

          d.   Principal  Capital  Real  Estate   Investors,   LLC  (a  Delaware
               Corporation) a registered investment advisor.

          e. Principal Commercial Funding, LLC (a Delaware Corporation) a limited liability company engaged in the structuring, warehousing, securitization and sale of commercial mortgage-backed securities.

          f. Principal Generation Plant, LLC an inactive Delaware limited liability company.

          g.   Principal  Capital  Income  Investors,  LLC  a  Delaware  limited
               liability   company  which  provides   investment  and  financial
               services.

          h. Principal Capital Futures Trading Advisor, LLC a Delaware funds management limited liability company.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          b. Patrician Associates, Inc. (a California Corporation) a real estate development company.

          c. Petula Associates, Ltd. (an Iowa Corporation) a real estate development company.

          d. Principal Development Associates, Inc. (a California Corporation) a real estate development company.

          e. Principal Spectrum Associates, Inc. (a California Corporation) a real estate development company.

          f. Principal FC, Ltd. (an Iowa Corporation) a limited purpose investment corporation.

          g.   Equity FC,  Ltd.  (an Iowa  Corporation)  engaged  in  investment
               transactions,   including   limited   partnerships   and  limited
               liability companies.

          h. HealthRisk Resource Group, Inc. (an Iowa Corporation) a general business corporation that engages in investment transactions, including limited partnerships and limited liability companies

          i. Invista Capital Management, LLC (an Delaware Corporation) a limited liability company which is a registered investment adviser.

          j. Principal Residential Mortgage, Inc. (an Iowa Corporation) a full service mortgage banking company that makes and services a wide variety of loan types on a nationwide basis.

          k. Principal Asset Markets, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          l. Principal Portfolio Services, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          m. The Admar Group, Inc. (a Florida Corporation) a national managed care service organization that develops and manages preferred provider organizations.

          n. The Principal Financial Group, Inc. (a Delaware corporation) a corporation which is currently inactive.

          o. Principal Product Network, Inc. (a Delaware corporation) an insurance broker.

          p. Principal Health Care, Inc. (an Iowa Corporation) a managed care company.

          q. Dental-Net, Inc. (an Arizona Corporation) a managed dental care services organization. HMO and dental group practice.

          r. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor.

          s. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a corporation that administers individual and group retirement plans for stock brokerage firm clients and mutual fund distributors.

          t. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and third-party administrator for defined contribution plans.

          u. Principal Investors Corporation (a New Jersey Corporation) a corporation which is currently inactive.

          v. Principal International, Inc. (an Iowa Corporation) a company engaged in international business development.

          Subsidiaries organized and wholly-owned by PT Asuransi Jiwa Principal Indonesia:

          a.   PT Jasa Principal Indonesia an Indonesia pension company.

          b. PT Principal Capital Management Indonesia an Indonesia funds management company.

          Subsidiary wholly-owned by Invista Capital Management, LLC:

          a. Principal Capital Trust. (a Delaware Corporation) a business trust and private investment company offering non-registered units, initially, to tax-exempt entities.

         Subsidiary wholly-owned by Principal Residential Mortgage, Inc.:

          a. Principal Wholesale Mortgage, Inc. (an Iowa Corporation) a brokerage and servicer of residential mortgages.

          b. Principal Mortgage Reinsurance Company (a Vermont corporation) a mortgage reinsurance company.

          Subsidiaries wholly-owned by The Admar Group, Inc.:

          a. Admar Corporation (a California Corporation) a managed care services organization.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. PPI Employee Benefits Corporation (a Connecticut corporation) a registered broker-dealer limited to the sale of open-end mutual funds and variable insurance products.

          c. Boston Insurance Trust, Inc. (a Massachusetts corporation) a corporation which serves as a trustee and administrator of insurance trusts and arrangements.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a. Principal International Espana, S.A. de Seguros de Vida (Spain) a life insurance, annuity, and accident and health company.

          b.   Zao Principal International (a Russia Corporation) inactive.

          c.   Principal   International    Argentina,    S.A.   (an   Argentina
               corporation) a holding company that owns Argentina corporations offering annuities, group and individual insurance policies.

          d. Principal Asset Management Company (Asia) Ltd. (Hong Kong) an asset management company.

          e. Principal International (Asia) Limited (Hong Kong) a corporation operating as a regional headquarters for Asia.

          f. Principal Trust Company (Asia) Limited (Hong Kong) (an Asia trust company).

          g.   Principal International de Chile, S.A. (Chile) a holding company.

          h. Principal Mexico Compania de Seguros, S.A. de C.V. (Mexico) a life insurance company.

          i.   Principal Pensiones, S.A. de C.V. (Mexico) a pension company.

          j.   Principal Afore, S.A. de C.V. (Mexico), a pension company.

          k.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          Subsidiaries 88% owned by Principal International, Inc.:

          a. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) a company that sells insurance and pension products.

          Subsidiary wholly-owned by Principal International Espana, S.A. de Seguros de Vida (Spain):

          a. Princor International Espana S.A. de Agencia de Seguros (Spain) an insurance agency.

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. Principal Capital Management (Asia) Limited (Hong Kong) Asian representative and distributor for the Principal Investment Funds.

          Subsidiaries wholly-owned by Principal International Argentina, S.A. (Argentina):

          a. Principal Retiro Compania de Seguros de Retiro, S.A. (Argentina) an annuity company.

          b. Principal Life Compania de Seguros, S.A. (Argentina) a life insurance company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Compania de Seguros de Vida Chile S.A. (Chile) life insurance company.

          Subsidiary 60% owned by Principal Compania de Seguros de Vida Chile S.A. (Chile):

          a.   Andueza  &  Principal   Creditos   Hipotecarios  S.A.  (Chile)  a
               residential mortgage company.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V.:

          a. Siefore Principal, S.A. de C.V. (Mexico) an investment fund company.


Item 27.  Number of Contractowners - As of: September 30, 2000

                     (1)                          (2)               (3)
                                             Number of Plan      Number of
          Title of Class                      Participants     Contractowners
          --------------                     --------------    --------------
          BFA Variable Annuity Contracts                 69          8
          Pension Builder Contracts                     485        284
          Personal Variable Contracts                 3,485         62
          Premier Variable Contracts                 13,668        165
          Flexible Variable Annuity Contract         42,714     42,714
          Principal Freedom Variable Annuity Contract   341        341

Item 28.  Indemnification

               None

Item 29.       Principal Underwriters

     (a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Balanced Fund, Inc., Principal Blue Chip Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal European Equity Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Investors Fund, Inc. (f/k/a Principal Special Markets Fund, Inc.), Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Pacific Basin Fund Inc., Principal Partners Aggressive Growth Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners LargeCap Growth Fund, Inc., Principal Partners LargeCap Value Fund, Inc., Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Utilities Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust for retirement plans adopted by public school systems or certain tax-exempt organizations pursuant to Section 403(b) of the Internal Revenue Code, Section 457 retirement plans, Section 401(a) retirement plans, certain non-qualified deferred compensation plans and Individual Retirement Annuity Plans adopted pursuant to Section 408 of the Internal Revenue Code, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

  (b)      (1)                 (2)
                               Positions
                               and offices
  Name and principal           with principal
  business address             underwriter

     Thomas E. Ackerman       Regional Vice President -
     The Principal            Variable Annuities
     Financial Group
     Des Moines, IA 50392

     Lindsay L. Amadeo        Assistant Director -
     The Principal            Marketing Services
     Financial Group
     Des Moines, IA 50392

     John E. Aschenbrenner    Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Robert W. Baehr          Marketing Services
     The Principal            Officer
     Financial Group
     Des Moines, IA 50392

     Patricia A. Barry        Assistant Corporate Secretary
     The Principal
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett         Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     David J. Brown           Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael T. Daley         Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Ronald L. Danilson       Executive Vice President and
     The Principal            Chief Operating Officer
     Financial Group
     Des Moines, IA 50392

     Mark B. Davis            Assistant Director - Compliance
     The Principal
     Financial Group
     Des Moines, IA 50392

     David J. Drury           Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Ralph C. Eucher          Director and
     The Principal            President
     Financial Group
     Des Moines, IA  50392

     Arthur S. Filean         Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Dennis P. Francis        Director
     The Principal
     Financial Group
     Des Moines, IA  50392

     Paul N. Germain          Vice President -
     The Principal            Mutual Fund Operations
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum         Vice President -
     The Principal            Product Development
     Financial Group
     Des Moines, IA 50392

     Thomas D. Gualdoni       Vice President - National Sales
     The Principal            Manager/Variable Annuities
     Financial Group
     Des Moines, IA 50392

     J. Barry Griswell        Director and
     The Principal            Chairman of the
     Financial Group          Board
     Des Moines, IA 50392

     Susan R. Haupts          Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Joyce N. Hoffman         Vice President and
     The Principal            Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Jeffrey L. Kane          Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Peter R. Kornweiss       Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Kraig L. Kuhlers         Regional Sales Director
     The Principal
     Financial Group
     Des Moines, IA  50392

     John R. Lepley           Senior Vice
     The Principal            President - Marketing
     Financial Group          and Distribution
     Des Moines, IA 50392

     Kelly A. Paul            Assistant Vice President -
     The Principal            Business Systems and Technology
     Financial Group
     Des Moines, IA 50392

     Elise M. Pilkington      Assistant Director -
     The Principal            Retirement Consulting
     Financial Group
     Des Moines, IA  50392

     Richard L. Prey          Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Martin R. Richardson     Operations Officer -
     The Principal            Broker/Dealer Services
     Financial Group
     Des Moines, IA 50392

     Elizabeth R. Ring        Controller
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton      Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     James F. Sager           Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Kyle R. Selberg          Vice President-Marketing
     The Principal
     Financial Group
     Des Moines, IA 50392

     Karen E. Shaff           Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Minoo Spellerberg        Assistant Vice President and
     The Principal            Compliance Officer
     Financial Group
     Des Moines, IA  50392

     Paul D. Steingreaber     Director of National Sales
     The Principal
     Financial Group
     Des Moines, IA 50392

     Kirk L. Tibbetts         Senior Vice President and
     The Principal            Chief Financial Officer
     Financial Group
     Des Moines, IA 50392


           (c)        (1)                       (2)

                                      Net Underwriting
            Name of Principal           Discounts and
               Underwriter               Commissions

            Princor Financial           $12,331,736.46
            Services Corporation

                   (3)                       (4)                 (5)

             Compensation on             Brokerage
                Redemption              Commissions         Compensation

                     0                       0                    0

Item 30.  Location of Accounts and Records

          All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31.  Management Services

          Inapplicable

Item 32.  Undertakings

          The Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

          The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

  REPRESENTATION PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Des Moines and State of Iowa, on the 15th day of November, 2000

                         PRINCIPAL LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT B

                                 (Registrant)


                         By:  PRINCIPAL LIFE INSURANCE COMPANY

                                 (Depositor)

                                   /s/ David J. Drury
                         By ______________________________________
                              David J. Drury
                              Chairman

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date

/s/ D. J. Drury                Chairman and                   November 15, 2000
--------------------           Director
D. J. Drury


/s/ D. C. Cunningham           Vice President and             November 15, 2000
--------------------           Controller (Principal
D. C. Cunningham               Accounting Officer)


/s/ M. H. Gersie               Executive Vice President and    November 15, 2000
--------------------           Chief Financial Officer
M. H. Gersie                   (Principal Financial Officer)


  (B. J. Bernard)*             Director                       November 15, 2000
--------------------
B. J. Bernard


  (J. Carter-Miller)*          Director                       November 15, 2000
--------------------
J. Carter-Miller


  (C. D. Gelatt, Jr.)*         Director                       November 15, 2000
--------------------
C. D. Gelatt, Jr.


  (J. B. Griswell)*            Director                       November 15, 2000
--------------------
J. B. Griswell


  (C. S. Johnson)*             Director                       November 15, 2000
--------------------
C. S. Johnson


  (W. T. Kerr)*                Director                       November 15, 2000
--------------------
W. T. Kerr


  (L. Liu)*                    Director                       November 15, 2000
--------------------
L. Liu


  (V. H. Loewenstein)*         Director                       November 15, 2000
--------------------
V. H. Loewenstein


  (R. D. Pearson)*             Director                       November 15, 2000
--------------------
R. D. Pearson


  (F. F. Pena)*                Director                       November 15, 2000
--------------------
F. F. Pena


  (J. R. Price)*               Director                       November 15, 2000
--------------------
J. R. Price, Jr.


  (D. M. Stewart)*             Director                       November 15, 2000
--------------------
D. M. Stewart


  (E. E. Tallett)*             Director                       November 15, 2000
--------------------
E. E. Tallett


  (F. W. Weitz)*               Director                       November 15, 2000
--------------------
F. W. Weitz


                           *By    /s/ David J. Drury
                                  ------------------------------------
                                  David J. Drury
                                  Chairman

                                  Pursuant to Powers of Attorney
                                  Previously Filed or Included Herein